UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

3 PARK AVENUE

36TH FLOOR

NEW YORK, NEW YORK 10016

(Address of principal executive offices)(Zip code)

Eric A. Pinero 3 Park Avenue, 36th Floor New York, New York 10016 (Name and Address of Agent for Service)
Copy to:
Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 3 Park Avenue, 36th Floor New York, New York 10016		Richard Horowitz, Esq. Jonathan Gaines, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 - June 30, 2022

Item 1. Report to Stockholders.

(a)

CION Ares Diversified Credit Fund

SEMI-ANNUAL REPORT

JUNE 30, 2022

CION Ares Diversified Credit Fund

Contents

Letter to Shareholders	2
Fund Profile & Financial Data	5
Consolidated Schedule of Investments	7
Consolidated Statement of Assets and Liabilities	99
Consolidated Statement of Operations	101
Consolidated Statements of Changes in Net Assets	102
Consolidated Statement of Cash Flows	104
Financial Highlights	106
Notes to Consolidated Financial Statements	114
Proxy & Portfolio Information	142
Dividend Reinvestment Plan	143
Corporate Information	145
Privacy Notice	146
Trustees and Executive Officers	147
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement	151

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2022

Fellow Shareholders,

We are pleased to present the semi-annual report for the CION Ares Diversified Credit Fund (the "Fund"), for the period ending June 30, 2022. The Fund has continued to experience steady asset growth over the last six months, bringing total assets to $3.4 billion as of June 30, 2022. The Fund returned -3.2% for the year-to-date period through June 30, outperforming leveraged credit, traditional fixed income, and equity markets owing to the Fund's defensive and diversified investment posture1. As of period-end, the Fund had 600 total investments, spread across 25 unique industries. Secured debt instruments accounted for 91.9%2 of the Fund and more than 60% of the Fund was deployed in investments directly originated by the Ares platform. The Fund's relative value strategy across liquid and illiquid credit allowed us to capitalize quickly on market opportunities, which has been beneficial as volatility continues to permeate global markets amid persistent inflation and growing recessionary concerns.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the manager to respond to changing market conditions. We believe that the differentiated, diversified portfolio of directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including direct lending in the United States and Europe, high yield bonds, leveraged loans, structured credit, real estate debt, and other credit instruments provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund's investment process is rigorous and incorporates top-down and bottom-up factors. The Fund's adviser, CION Ares Management ("CAM" or the "Adviser"), leverages the resources of the broader Ares platform to conduct ongoing proprietary analysis at the asset-class level that compares current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is brought before the investment allocation committee in semimonthly meetings, where senior members overseeing each of the underlying asset classes share their observations with the Adviser's portfolio managers.

Investment Environment

Following a rapid rise in interest rates at the start of the year, market sentiment was decidedly "risk-off" during the second quarter as inflationary pressures continued to challenge global economies, supply chain dynamics, and consumer sentiment. Inflation remained elevated and ended the first half of the year at 9.1%, the highest level since 19813, largely driven by elevated commodity prices. In an effort to combat inflation, central banks continued to be aggressive, with the Federal Reserve ("Fed") hiking interest rates by 75 basis points in June, their largest hike since 1994. Rising input costs began to impact companies and consumers as well. While corporate earnings largely beat expectations, 70% of the S&P 500 companies cited "supply chain" on their earnings calls, often in the context of forward guidance cuts4. Meanwhile, consumer sentiment ticked lower in response to higher prices and a lack of fiscal stimulus to rely on. Further, global economic growth forecasts were reduced and recessionary fears grew as investors speculated whether central banks could engineer a "soft landing" amid a decelerating macroeconomic backdrop.

From a performance perspective, dispersion across asset classes, industries, ratings cohorts and individual companies remained elevated as the uncertain environment weighed on sentiment and contributed to a "risk-off" tone in public equity and credit markets. The syndicated loan market was one of the better performing asset classes on a relative basis, returning -4.45% and -6.78% in the U.S. and Europe for the year-to-date period5, respectively, as floating rate assets were insulated from the rates driven sell-off at the start of the year. As the first half of 2022 progressed, focus shifted from rate risk to credit risk as the war in Ukraine escalated, growth slowed, and financial conditions tightened. High yield bonds endured their second largest spread widening since 2008 during June, contributing to year-to-date returns of -14.04% and -14.86% in the U.S. and Europe5, respectively. Higher beta, lower quality assets underperformed in both loans and bonds, and even more reflective of the broader aversion to risk, equities returned -19.97% over the period6. Specific to structured credit, CLO secondary spreads widened and primary market volumes were muted due to weakness in the underlying loan market. On the private side, while slower to reprice, issuance slowed in the middle market as macro uncertainty impacted origination trends and lending terms, but demand was steady as all-in yields drifted upward on the back of increased reference rates.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2022

Defaults have ticked up but remain below historical averages and while we believe a recession is likely, we do not expect default rates to spike. Central banks continue to signal that growth may be hindered until inflation comes under control, but issuers are well-positioned to service their debt, maturities have been pushed out and liquidity shored up. Therefore, even if a recession is deeper and more protracted than we expect, we take comfort in the healthier corporate and consumer balance sheets than leading up to prior recessions from a fundamental perspective.

Looking forward, the global economy presents a mixed picture as we enter the second half of 2022. Credit markets continue to be under pressure amid a risk-off environment and sustained macro uncertainty as record-high inflation, tighter financial conditions, and growing recession risk continue to weigh on investor sentiment. In the U.S., real consumer spending has started to contract, and the latest manufacturing data was weaker than expected. Despite slowing growth, global central banks remain focused on combating inflation and restoring price stability by raising interest rates. While commodity prices have recently declined, the risk of energy prices spiking higher in the coming months lingers as a result of the conflict between Russia and the West. Despite weakness in the economy, employment and labor income remain robust, investment spending continues to grow and balance sheets remain healthy.

As a result of the Fund's dynamic rotation and wider spread levels, the portfolio's yield has increased by approximately 300 basis points over the year-to-date period, which we believe has created an attractive entry point for yield-focused investors. We believe attractive risk-adjusted return opportunities lie ahead in the private markets, which have begun to reprice and tilt towards more defensive structures as companies and private equity sponsors seek to mitigate execution risk that is present in capital markets. It is in this type of environment that scaled providers of flexible capital, such as Ares, are able to directly originate attractive risk-adjusted return opportunities. While we don't anticipate increasing the Fund's public markets exposure in the near term, we continue to actively "high grade" our allocation in this cohort by adding shorter duration, higher convexity credits. We are closely monitoring macroeconomic headwinds and proactively managing exposures to identify relative value opportunities created by shifts in sentiment on rates, growth expectations, and idiosyncratic credit news. In today's rapidly evolving investment environment, we believe credit selection and active portfolio management will continue to be paramount.

Summary

Choppy market conditions are expected in the months ahead and we believe our scaled platform, tenured experience and cycle-tested investment process will allow us to successfully navigate these changing market environments as we seek to take advantage of bouts of volatility. We are pleased with the ongoing construction of the Fund's diversified portfolio, and we believe the Fund is well positioned to find relative opportunities in a volatile market environment given our emphasis on senior secured, floating rate, directly originated assets in defensive, non-cyclical, service-based sectors. Our Adviser will continue to seek to leverage Ares' position as a global leader in credit markets to identify attractive investment opportunities in line with the stated objective of the Fund.

We thank you for your investment in and continued support of CION Ares Diversified Credit Fund.

Sincerely,

Mitch Goldstein Portfolio Manager CION Ares Diversified Credit Fund	Greg Margolies Portfolio Manager CION Ares Diversified Credit Fund

Views expressed are those of CION Ares Management as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of futures results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CION Ares Management does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2022

The novel coronavirus ("COVID-19") pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. Many states have issued orders requiring the closure of, or certain restrictions on the operation of certain businesses. Such actions and effects remain ongoing and the ultimate duration and severity of the COVID-19 pandemic, including COVID-19 variants, such as the recent Delta and Omicron variants, remain uncertain. The COVID-19 pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the reintroduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the United States. While several countries, as well as certain states, counties and cities in the United States, relaxed the public health restrictions throughout 2021 partly as a result of the introduction of vaccines, recurring COVID-19 outbreaks caused by different virus variants continue to lead to the reintroduction of certain restrictions in certain states in the United States and globally. Any public health emergency, including any outbreak of COVID-19 or other existing or new epidemic diseases, or the threat thereof, and the resulting financial and economic market uncertainty could have a significant adverse impact on the Fund, the value of its investments and its portfolio companies. The performance information herein is as of June 30, 2022 and not all of the effects, directly and indirectly, resulting from COVID-19 and/or the current market environment, may be reflected herein. The full impact of COVID-19 and its ultimate potential effects on portfolio company performance and valuations is particularly uncertain and difficult to predict.

CION Securities, LLC ("CSL") is the wholesale marketing agent for CION Ares Diversified Credit Fund ("CADC" or the "Fund"), advised by CION Ares Management, LLC ("CAM") and distributed by ALPS Distributors, Inc ("ADI"). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA. Certain Ares funds' securities are offered through its affiliate, Ares Wealth Management Solutions ("AWMS"), a broker-dealer registered with the SEC, and a member of FINRA and SIPC.

1 Please refer to the "Investment Environment" portion for the list of referenced benchmarks and quantified year-to-date returns. Past performance is not indicative of future results. Performance shown here is the I-Share Class. The I-Share was incepted on July 12, 2017. Returns include reinvestment of distributions and reflect fund expenses inclusive of recoupment of previously provided expense support. The estimated expense ratio is 3.88%. Expense ratios are annualized and calculated as a percentage of estimated average net assets. Share values will fluctuate, therefore if repurchased, they may be worth more or less than their original cost.

2 Secured Debt Includes First and Second Lien assets, Structured Credit Debt, Structured Credit Equity (excluding cash).

3 Source: U.S. Bureau of Labor Statistics.

4 Source: Factset as of May 27, 2022.

5 Source: Credit Suisse, ICE BofA. As of June 30, 2022.

6 Source: S&P 500 as of June 30, 2022.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2022

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the 1940 Act as an interval fund. The Fund will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the Fund's assets.

Fixed vs. Floating Rate

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	~$3.43B
DISTRIBUTIONS[1]	Monthly
TOTAL ISSUES	600

SHARE CLASS	CURRENT INCEPTION	DISTRIBUTION RATE[2]	STANDARD DEVIATION[3]	SHARPE RATIO[4] (ANNUALIZED)
CLASS A	1/26/2017	5.75%	4.05%	0.90
CLASS C	7/12/2017	5.79%	4.08%	0.87
CLASS I	7/12/2017	5.94%	4.06%	0.96
CLASS L	11/2/2017	5.98%	4.18%	0.84
CLASS U	7/25/2019	5.72%	5.04%	0.59
CLASS U-2	4/13/2020	5.73%	3.19%	3.17
CLASS W	12/4/2018	5.94%	4.67%	0.84

Portfolio Allocation*

  Allocation by Asset Type

  Allocation by Geography

Top 10 Holdings* % of Portfolio

Mimecast	1.4%
Kaseya	1.3%
Global Medical Response, Inc.	1.2%
TurnPoint Services	1.0%
eCapital	1.0%
Conservice Midco, LLC	1.0%
High Street Insurance Partners	1.0%
Cornerstone OnDemand, Inc.	0.9%
Shermco Intermediate Holdings, Inc.	0.9%
Athenahealth	0.9%

Allocation by Industry* % of Portfolio

Software & Services	23.1%
Commercial & Professional Services	9.2%
Health Care Equipment & Services	9.1%
Capital Goods	6.9%
Structured Products	6.6%
Diversified Financials	6.3%
Insurance	5.4%
Consumer Services	5.4%
Other	23.4%
Cash	4.5%

* Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2022 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

• Mitch Goldstein, Co-Head of Ares Credit Group | 27 Years of Experience

• Greg Margolies, Partner, Ares Management | 34 Years of Experience

• CADC's allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager offering clients complementary primary and secondary investment solutions across the credit, private equity, real estate and infrastructure asset classes. Ares Management Corporation seeks to provide flexible capital to support businesses and create value for its stakeholders and within its communities. By collaborating across its investment groups, Ares Management Corporation aims to generate consistent and attractive investment returns throughout market cycles. As of June 30, 2022, Ares Management Corporation's global platform had approximately $334 billion of assets under management, with over 2,300 employees operating across North America, Europe, Asia Pacific and the Middle East. For more information, please visit www.aresmgmt.com.

RISK DISCLOSURES & GLOSSARY

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; the Fund's business and operations may be impacted by fluctuations in the capital markets; the Fund is a diversified, closed-end investment company with limited operating history; diversification does not eliminate the risk of investment losses.

1 Monthly Distributions — There is no assurance monthly distributions paid by the fund will be maintained at the targeted level or paid at all.

2 Current Distribution Rate — Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the net asset value. The current distribution rate shown may be rounded.

3 Standard Deviation — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio's return and the return of a risk-free instrument. The denominator is the portfolio's standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

4 Sharpe Ratio — a widely used measure of an investment's performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, LLC (CAM), which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ending December 31, 2021, distributions were paid from taxable income and did not include a return of capital for tax purposes. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annual reports filed with the SEC for the sources of distributions.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	7.25% (3M LIBOR + 5.00%)	11/6/2025			$1,767	$1,732	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	5.53 (SOFR + 3.50%)%	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 6.75%)	1/20/2027			5,989	5,989	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	9.00% (3M LIBOR + 6.75%)	1/20/2027			1,454	1,454	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver	7.50 (PRIME + 3.75%)%	11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	6.17% (3M LIBOR + 4.50%)	11/9/2027			4,436	3,881	(f)(i)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	10.24% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,407	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	10.24% (3M LIBOR + 8.00%)	11/9/2028			4,209	3,830	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolver		5/4/2026			1	—	(e)(h)
Sun Acquirer Corp.		1st Lien Revolver	9.50 (PRIME + 4.75%)%	9/8/2027			1,059	106	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	7.42% (3M LIBOR + 5.75%)	9/8/2028			8,339	8,339	(e)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan		9/8/2028			1,370	—	(e)(h)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan	7.42% (3M LIBOR + 5.75%)	9/8/2028			4,856	2,736	(e)(h)
Truck Hero, Inc.		1st Lien Term Loan	5.17 LIBOR + 3.50%)% (1M	1/31/2028			9,010	8,037
Wand Newco 3, Inc.		1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	2/5/2026			10,154	9,405
Wand Newco 3, Inc.		2nd Lien Term Loan	8.92 LIBOR + 7.25%)% (1M	2/5/2027			3,000	2,940	(e)(f)
								53,857		2.29%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Capital Goods
AIM Acquisition, LLC		1st Lien Revolver		12/2/2025				$457	$(9	)(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	7.33% (3M LIBOR + 5.25%)	12/2/2025				212	207	(e)(f)
AllClear Military Inc.		1st Lien Term Loan		8/10/2025				2,142	1,071	(e)(i)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	4.52% (3M LIBOR + 3.50%)	10/8/2027				7,930	7,519
Artera Services, LLC		1st Lien Term Loan	5.75% (3M LIBOR + 3.50%)	3/6/2025				874	689
BlueHalo Global Holdings, LLC		1st Lien Revolver	7.67 LIBOR + 6.00%)% (1M	10/31/2025				759	343	(e)(h)
BlueHalo Global Holdings, LLC		1st Lien Term Loan	8.25% (3M LIBOR + 6.00%)	10/31/2025				4,110	4,069	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	8.17 LIBOR + 6.10%)% (6M	11/24/2028				1,691	1,691	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	7.83 EURIBOR + 7.83%)% (1M	11/24/2028				€878	921	(e)(f)
Clarios Global LP	Canada	1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	4/30/2026				4,925	4,586
CP Atlas Buyer Inc		1st Lien Term Loan	5.42 LIBOR + 3.75%)% (1M	11/23/2027				7,652	6,699
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver		12/30/2025				1,296	(13	)(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	7.50 LIBOR + 6.50%)% (6M	12/30/2026				3,293	3,260	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	5.17% (3M LIBOR + 3.50%)	4/6/2026				5,104	4,693
Electro Rent Corporation		2nd Lien Term Loan	10.57% (3M LIBOR + 9.00%)	1/31/2025				5,535	5,480	(e)(f)
Electro Rent Corporation		2nd Lien Term Loan	10.24% (3M LIBOR + 9.00%)	1/31/2025				3,690	3,653	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan		9/30/2026			SEK	12,758	—	(e)(h)(i)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	6.59% (3M STIBOR + 6.50%)	6/30/2026			SEK	21,000	$2,053	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	7.80% (3M STIBOR + 7.00%)	6/30/2026			SEK	24,107	2,357	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan		6/30/2026			SEK	8,000	—	(e)(h)(i)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	6.59% (3M STIBOR + 6.50%)	6/30/2026			SEK	9,070	887	(e)(f)
EPS NASS Parent, Inc.		1st Lien Revolver	8.00 LIBOR + 5.75%)% (1M	4/17/2026				158	17	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	4/19/2028				5,803	5,803	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 5.75%)	4/19/2028				585	327	(e)(h)
Kene Acquisition, Inc.		1st Lien Revolver	6.50% (3M LIBOR + 4.25%)	8/8/2024				676	263	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 4.25%)	8/10/2026				2,833	2,805	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	5.26% (3M LIBOR + 4.25%)	8/10/2026				474	469	(e)(f)
Kodiak BP, LLC		1st Lien Term Loan	5.50 LIBOR + 3.25%)% (1M	3/12/2028				7,773	6,768
LBM Acquisition LLC		1st Lien Term Loan	5.42% (3M LIBOR + 3.75%)	12/17/2027				9,869	8,065
Lower ACS, Inc.		1st Lien Revolver		1/7/2028				2,356	(47	)(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	1/7/2028				9,759	9,661	(e)(f)
Lower ACS, Inc.		1st Lien Delayed Draw Term Loan		1/7/2028				8,173	(82	)(e)(h)
Madison IAQ LLC		1st Lien Term Loan	4.52 LIBOR + 3.25%)% (2M	6/21/2028				7,471	6,786
Maverick Acquisition, Inc.		1st Lien Term Loan	8.25% (3M LIBOR + 6.00%)	6/1/2027				5,321	5,055	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan		6/1/2027			$1,255	$(63	)(e)(h)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan	8.25% (3M LIBOR + 6.00%)	6/1/2027			1,912	1,117	(e)(h)
Noble Aerospace, LLC		1st Lien Revolver		9/14/2022			1,400	(14	)(e)(h)
Noble Aerospace, LLC		1st Lien Term Loan	6.17 LIBOR + 4.50%)% (1M	9/14/2023			2,587	2,561	(e)(f)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	8.42 LIBOR + 6.75%)% (1M	6/25/2029			8,237	7,578	(e)
Osmosis Buyer Limited		1st Lien Term Loan		7/31/2028			6,474	5,869	(i)
Osmosis Buyer Limited		1st Lien Term Loan	4.83 (SOFR + 3.75%)%	7/31/2028			7,566	6,876
Osmosis Buyer Limited		1st Lien Delayed Draw Term Loan		7/31/2028			1,471	1,334	(i)
Patagonia BidCo Limited	United Kingdom	1st Lien Term Loan	5.69 (SONIA + 5.00%)%	11/1/2028			£3,482	3,860
Patagonia BidCo Limited	United Kingdom	1st Lien Term Loan	5.94 (SONIA + 5.25%)%	11/1/2028			£633	702
Prime Buyer, L.L.C.		1st Lien Revolver	7.30 (SOFR + 5.25%)%	12/22/2026			3,985	624	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	7.30 (SOFR + 5.25%)%	12/22/2026			15,289	15,136	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolver		3/29/2025			£186	—	(e)(h)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	7.95 (SOFR + 5.75%)%	3/29/2025			1,586	1,586	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver	7.60 (SOFR + 5.75%)%	3/29/2025			429	114	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	7.95 (SOFR + 5.75%)%	3/29/2025			2,259	2,259	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolver		10/31/2022			1	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/31/2023			$286	$286	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	7.01% (3M LIBOR + 4.75%)	10/31/2023			119	119	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	5.35 LIBOR + 3.75%)% (1M	10/15/2028			6,484	5,689
SPX Flow, Inc.		1st Lien Term Loan	6.13 (SOFR + 4.50%)%	4/5/2029			77	72
SRS Distribution Inc.		1st Lien Term Loan	4.02 LIBOR + 3.50%)% (6M	6/2/2028			4,077	3,753
SRS Distribution Inc.		1st Lien Term Loan	4.00 (SOFR + 3.50%)%	6/2/2028			3,362	3,088
Star US Bidco LLC		1st Lien Term Loan	5.92 LIBOR + 4.25%)% (1M	3/17/2027			1,552	1,478
Sunk Rock Foundry Partners LP		1st Lien Term Loan	7.01% (3M LIBOR + 4.75%)	10/31/2023			200	200	(e)(f)
TransDigm Group Incorporated		1st Lien Term Loan	3.92 LIBOR + 2.25%)% (1M	12/9/2025			5,199	4,919
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	8.06 (SONIA + 7.25%)%	2/26/2027			£2,516	3,064	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.97 (SONIA + 7.25%)%	2/26/2027			£2,692	2,302	(e)(h)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06 (SONIA + 7.25%)%	2/26/2027			£2,827	3,444	(e)(f)
Two Six Labs, LLC		1st Lien Revolver		8/20/2027			2,561	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	7.55 (SOFR + 5.50%)%	8/20/2027			7,411	7,411	(e)(f)
Two Six Labs, LLC		1st Lien Delayed Draw Term Loan	6.51% (3M LIBOR + 5.50%)	8/20/2027			1,425	1,425	(e)
VC GB Holdings I Corp		2nd Lien Term Loan	9.63% (3M LIBOR + 6.75%)	7/23/2029			3,200	2,860
Victory Buyer LLC		1st Lien Term Loan	5.81% (3M LIBOR + 3.75%)	11/19/2028			6,386	5,891	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Wilsonart LLC		1st Lien Term Loan	5.51% (3M LIBOR + 3.25%)	12/31/2026			$9,374	$8,279
WP CPP Holdings, LLC		1st Lien Term Loan	4.99% (3M LIBOR + 3.75%)	4/30/2025			6,022	4,964	(e)(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	8.99% (3M LIBOR + 7.75%)	4/30/2026			398	330	(e)(f)
								205,159		8.74%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	8.50 LIBOR + 7.00%)% (1M	2/9/2026			2,951	2,892	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	8.50 LIBOR + 7.00%)% (1M	2/9/2026			821	804	(e)(f)
Applied Technical Services, LLC		1st Lien Revolver	9.50 (PRIME + 4.75%)%	12/29/2026			909	309	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	12/29/2026			4,280	4,237	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan		12/29/2026			2,521	(25	)(e)(h)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 5.75%)	12/29/2026			1,439	1,424	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	7.27% (3M LIBOR + 5.75%)	12/29/2026			2,521	2,378	(e)(h)
Argenbright Holdings V, LLC		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (1M	11/30/2026			2,834	2,834	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delayed Draw Term Loan		11/30/2026			178	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	5.00% (3M EURIBOR + 5.00%)	7/28/2028			€4,000	3,563
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	4.75% (3M EURIBOR + 4.75%)	7/17/2028			€836	877	(e)
Auxadi Midco S.L.U.	Spain	1st Lien Delayed Draw Term Loan		7/17/2028			€909	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver		11/12/2025			1,150	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	6.42 LIBOR + 4.75%)% (1M	11/12/2027				$10,898	$10,898	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	6.42 LIBOR + 4.75%)% (1M	11/12/2027				639	639	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	10.42 LIBOR + 8.75%)% (1M	11/13/2028				3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolver	7.50% (3M LIBOR + 5.25%)	2/7/2025				900	540	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	6.31% (3M LIBOR + 5.25%)	2/7/2026				1,291	1,291	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 4.25%)	3/27/2028				15,020	13,594	(e)(f)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	4.87 LIBOR + 3.25%)% (1M	2/6/2026				6,755	6,360
Dun & Bradstreet Corporation, The		1st Lien Term Loan	4.75 (SOFR + 3.25%)%	1/18/2029				1,995	1,858
Elevation Services Parent Holdings, LLC		1st Lien Revolver	8.75% (3M LIBOR + 6.00%)	12/18/2026				631	126	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	8.75% (3M LIBOR + 6.00%)	12/18/2026				1,330	1,330	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	7.37% (3M LIBOR + 6.00%)	12/18/2026				634	634	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	12/18/2026				1,778	1,778	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan		12/18/2026				986	—	(e)(h)
Eucalyptus BidCo Pty Ltd	Australia	1st Lien Term Loan		12/23/2027			AUD	1,337	—	(e)(h)
Eucalyptus BidCo Pty Ltd	Australia	1st Lien Term Loan	7.64 (BBSY + 6.50%)%	12/23/2027			AUD	11,142	7,695	(e)(f)
HH-Stella, Inc.		1st Lien Revolver	7.19 LIBOR + 5.50%)% (1M	4/22/2027				444	224	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	7.81 LIBOR + 5.50%)% (1M	4/24/2028				6,123	6,062	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan	7.73 LIBOR + 5.50%)% (1M	4/24/2028				$1,977	$426	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	9.42% (3M LIBOR + 7.75%)	11/22/2029				4,983	4,983	(e)
IRI Holdings, Inc.		1st Lien Term Loan	5.92 LIBOR + 4.25%)% (1M	12/1/2025				1,626	1,626	(e)(f)
IRI Holdings, Inc.		2nd Lien Term Loan	9.67 LIBOR + 8.00%)% (1M	11/30/2026				1,472	1,472	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	7.67% (3M LIBOR + 6.00%)	11/7/2026				1,755	1,755	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (6M	11/7/2026				6,068	6,068	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	7.67% (3M LIBOR + 6.00%)	11/7/2026				4,923	4,923	(e)(f)
Laboratories Bidco LLC		1st Lien Revolver	9.50 (PRIME + 4.75%)%	7/23/2027				1,562	208	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	6.81% (3M LIBOR + 5.75%)	7/23/2027				3,986	3,986	(e)
Laboratories Bidco LLC		1st Lien Term Loan	7.04% (3M CDOR + 5.75%)	7/23/2027			CAD	1,771	1,376	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	6.78% (3M LIBOR + 5.75%)	7/23/2027				5,232	5,232	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	8.69% (3M LIBOR + 5.75%)	7/23/2027				580	580	(e)(f)
Laboratories Bidco LLC		1st Lien Delayed Draw Term Loan	7.83% (3M LIBOR + 5.75%)	7/23/2027				2,201	37	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50 EURIBOR + 7.25%)% (6M	11/30/2026				€802	799	(e)(f)(g)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	7.50 EURIBOR + 7.25%)% (6M	11/30/2026				€989	598	(e)(g)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		6/25/2029				£325	—	(e)(h)(i)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.75 LIBOR + 7.00%)% (6M	7/31/2026				610	573	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.97 (SONIA + 7.00%)%	7/31/2026			£2,031	$2,008	(e)(h)
Management Consulting & Research LLC		1st Lien Revolver		8/16/2027			1,004	—	(e)(h)
Management Consulting & Research LLC		1st Lien Term Loan	8.83 (SOFR + 6.00%)%	8/16/2027			4,512	4,512	(e)(f)
Marmic Purchaser, LLC		1st Lien Revolver	7.00 (SOFR + 6.00%)%	3/5/2027			287	55	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	8.20 (SOFR + 6.00%)%	3/5/2027			2,037	2,017	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	8.05 (SOFR + 6.00%)%	3/5/2027			1,192	1,180	(e)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	7.80 (SOFR + 5.75%)%	3/5/2027			2,543	97	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	8.75 LIBOR + 7.25%)% (6M	1/7/2027			2,100	2,100	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	8.06 (SONIA + 7.25%)%	1/7/2027			£1,052	1,281	(e)(f)
National Intergovernmental Purchasing Alliance Company		1st Lien Term Loan	5.75% (3M LIBOR + 3.50%)	5/23/2025			2,313	2,198	(f)
National Intergovernmental Purchasing Alliance Company		2nd Lien Term Loan	9.75% (3M LIBOR + 7.50%)	5/23/2026			19,151	19,151	(e)(f)
Nest Topco Borrower Inc.		1st Lien Term Loan	10.10% (3M LIBOR + 8.50%)	8/31/2029			13,162	13,162	(e)
Nest Topco Borrower Inc.		1st Lien Delayed Draw Term Loan		8/31/2029			13,162	—	(e)(h)
North American Fire Holdings, LLC		1st Lien Revolver		5/19/2027			411	—	(e)(h)
North American Fire Holdings, LLC		1st Lien Term Loan	7.80 (SOFR + 5.75%)%	5/19/2027			2,315	2,315	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	7.42 (SOFR + 5.75%)%	5/19/2027			2,451	2,189	(e)(f)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	7.11 (SOFR + 5.75%)%	5/19/2027			$3,468	$1,200	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Revolver	7.17% (3M LIBOR + 5.50%)	7/16/2027			259	73	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	7.17 LIBOR + 5.50%)% (1M	7/16/2027			1,326	1,300	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	6.80% (3M LIBOR + 5.50%)	7/16/2027			1,015	341	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	6.50 (SONIA + 5.75%)%	12/11/2028			£4,915	5,628	(e)
Packers Holdings, LLC		1st Lien Term Loan	5.12% (3M LIBOR + 3.25%)	3/9/2028			4,295	3,922
Petroleum Service Group LLC		1st Lien Revolver	7.25% (3M LIBOR + 6.00%)	7/23/2025			2,106	562	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	7.24% (3M LIBOR + 6.00%)	7/23/2025			5,312	5,312	(e)(f)
Petroleum Service Group LLC		1st Lien Term Loan	7.63% (3M LIBOR + 6.00%)	7/23/2025			3,574	3,574	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan		7/23/2025			1,589	—	(e)(h)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	8.15% (3M LIBOR + 6.00%)	7/23/2025			1,603	1,432	(e)(f)(h)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	8.18% (3M LIBOR + 6.00%)	7/23/2025			106	106	(e)(f)
Registrar Intermediate, LLC		1st Lien Revolver		8/26/2027			764	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	6.67% (3M LIBOR + 5.00%)	8/26/2027			4,167	4,167	(e)(f)
Registrar Intermediate, LLC		1st Lien Delayed Draw Term Loan		8/26/2027			2,327	—	(e)(h)
Research Now Group, Inc.		2nd Lien Term Loan	10.50% (3M LIBOR + 9.50%)	12/20/2025			893	893	(e)(f)
Research Now Group, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	12/20/2024			3,529	3,242	(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Rodeo AcquisitionCo LLC		1st Lien Revolver	7.39% (3M LIBOR + 6.00%)	7/26/2027			$311	$105	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	7.67% (3M LIBOR + 6.00%)	7/26/2027			2,108	2,065	(e)
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027			460	(9	)(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	5.25 (EURIBOR + 5.00%)%	8/7/2028			€986	1,034	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	6.06 (SONIA + 5.00%)%	8/7/2028			£3,276	4,001	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	6.31 (SONIA + 5.00%)%	8/7/2028			£13,064	2,329	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	5.81 (SONIA + 5.00%)%	8/7/2028			£7,881	9,601	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolver	7.38 LIBOR + 5.75%)% (1M	12/16/2027			720	216	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	7.35 LIBOR + 5.75%)% (1M	12/16/2027			2,584	2,584	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delayed Draw Term Loan	7.38 LIBOR + 5.75%)% (1M	12/16/2027			1,542	216	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolver	8.25 (PRIME + 3.50%)%	6/5/2023			1,000	925	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	6.17 LIBOR + 4.50%)% (1M	6/5/2024			30,191	30,191	(e)(f)
SLR BD Limited	United Kingdom	1st Lien Term Loan	8.29 LIBOR + 7.00%)% (6M	9/22/2028			753	753	(e)(f)
SLR BD Limited	United Kingdom	1st Lien Term Loan	7.72 (SONIA + 7.00%)%	9/22/2028			£1,226	1,494	(e)(f)
SLR BD Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.97 (SONIA + 7.00%)%	9/22/2028			£1,232	599	(e)(h)
SSE Buyer, Inc.		1st Lien Revolver	3.00 LIBOR + 2.00%)% (1M	6/30/2025			3	1	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
SSE Buyer, Inc.		1st Lien Term Loan	10.22% (3M LIBOR + 9.22%)	6/30/2026			$615	$524	(e)(f)(h)
Stealth Holding LLC		1st Lien Term Loan	7.75 (SOFR + 6.75%)%	3/2/2026			2,467	2,467	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	8.04% (3M LIBOR + 6.75%)	3/2/2026			984	984	(e)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	8.25 (SOFR + 6.75%)%	3/2/2026			1,786	774	(e)(h)
Steer Automotive Group Ltd	United Kingdom	1st Lien Revolver		10/19/2028			£597	—	(e)(h)(i)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	7.22 (SONIA + 6.25%)%	4/19/2029			£2,449	2,983	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delayed Draw Term Loan	7.56 (SONIA + 6.25%)%	4/19/2029			£1,633	875	(e)(h)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	8.81 (SONIA + 8.00%)%	4/6/2027			£9,056	11,032	(e)(f)(g)
Thermostat Purchaser III, Inc.		1st Lien Revolver	7.75 (PRIME + 3.00%)%	8/31/2026			100	(1	)(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	8.82% (3M LIBOR + 7.25%)	8/31/2029			3,575	3,432	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029			612	(24	)(e)(h)
Trans Union LLC		1st Lien Term Loan	3.92 LIBOR + 2.25%)% (1M	12/1/2028			8,543	8,128
UCIT Online Security Inc.	Canada	1st Lien Term Loan	7.75% (3M LIBOR + 6.75%)	3/2/2026			1,645	1,645	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	8.58% (3M LIBOR + 7.00%)	8/31/2022			161	153	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	8.58% (3M LIBOR + 7.00%)	8/31/2022			1,978	1,879	(e)(f)(g)
VLS Environmental Solutions, LLC		1st Lien Revolver		10/17/2024			622	—	(e)(h)
VLS Environmental Solutions, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			3,892	3,892	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
VLS Environmental Solutions, LLC		1st Lien Term Loan	7.21% (3M LIBOR + 5.50%)	10/17/2024			$969	$969	(e)(f)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	10/17/2024			1,063	1,063	(e)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	7.21% (3M LIBOR + 5.50%)	10/17/2024			88	88	(e)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	7.21% (3M LIBOR + 5.50%)	10/17/2024			43	43	(e)(f)
VLS Environmental Solutions, LLC		1st Lien Delayed Draw Term Loan	6.56 LIBOR + 5.50%)% (1M	10/17/2024			1,385	104	(e)(h)
VRC Companies, LLC		1st Lien Revolver	9.25 (PRIME + 4.50%)%	6/29/2027			1,342	322	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	8.38% (3M LIBOR + 5.50%)	6/29/2027			14,451	14,306	(e)(f)
VRC Companies, LLC		1st Lien Delayed Draw Term Loan	7.35% (3M LIBOR + 5.50%)	6/29/2027			2,332	1,183	(e)(h)
								306,915		13.07%
Consumer Durables & Apparel
Centric Brands LLC		1st Lien Revolver	6.67% (3M LIBOR + 5.50%)	10/9/2024			269	230	(e)(h)
Centric Brands LLC		1st Lien Term Loan	10.01% (3M LIBOR + 9.00%)	10/9/2025			2,427	2,427	(e)(g)
Crocs, Inc.		1st Lien Term Loan	4.00 (SOFR + 3.50%)%	2/20/2029			3,096	2,811
DRS Holdings III, Inc.		1st Lien Revolver		11/1/2025			173	(2	)(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	7.42% (3M LIBOR + 5.75%)	11/1/2025			1,938	1,918	(e)(f)
DRS Holdings III, Inc.		1st Lien Term Loan	7.42 LIBOR + 5.75%)% (1M	11/1/2025			13,337	13,204	(e)(f)
LHS Borrower, LLC		1st Lien Term Loan	6.38 (SOFR + 4.75%)%	2/16/2029			7,805	6,712
New Era Cap, LLC		1st Lien Term Loan	6.75 LIBOR + 6.00%)% (6M	7/13/2027			12,651	12,525	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Rawlings Sporting Goods Company, Inc.		1st Lien Revolver	4.94 LIBOR + 3.75%)% (1M	12/31/2025				$1	$1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 6.75%)	12/31/2026				6,695	6,695	(e)(f)
TGP Holdings III LLC		1st Lien Term Loan	4.92 LIBOR + 3.50%)% (1M	6/29/2028				7,308	6,164
TGP Holdings III LLC		1st Lien Delayed Draw Term Loan	4.92% (3M LIBOR + 3.25%)	6/29/2028				964	90	(h)
									52,775		2.25%
Consumer Services
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	8.56 LIBOR + 7.50%)% (1M	2/1/2027				4,788	4,501	(e)(f)
American Residential Services L.L.C.		1st Lien Revolver	7.00 (PRIME + 2.25%)%	10/15/2025				1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	10.75% (3M LIBOR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apollo Finco BV	Belgium	1st Lien Term Loan	5.08 EURIBOR + 4.85%)% (6M	10/2/2028				€5,000	4,795
ASP Dream Acquisition Co LLC		1st Lien Term Loan	5.43 (SOFR + 4.25%)%	12/15/2028				6,133	6,072	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	7.47 (SONIA + 6.25%)%	8/23/2028				£3,234	3,940	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.31 (SONIA + 6.25%)%	8/23/2028				£1,406	1,713	(e)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	9.41% (3M NIBOR + 7.75%)	5/9/2025			NOK	868	85	(e)(f)(g)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	8.48% (3M CIBOR + 7.75%)	5/9/2025			DKK	4,860	488	(e)(f)(g)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	9.41% (3M NIBOR + 7.75%)	5/9/2025			NOK	3,876	531	(e)(f)(g)(h)
CMG HoldCo, LLC		1st Lien Revolver		5/19/2028				318	(6	)(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	6.52 (SOFR + 5.25%)%	5/19/2028				726	711	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan		5/19/2028				$1,069	$(21	)(e)(h)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	6.62 (SOFR + 5.25%)%	5/19/2028				428	217	(e)(h)
Equinox Holdings Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 3.00%)	3/8/2024				2,559	1,894
Equinox Holdings Inc.		2nd Lien Term Loan	9.25% (3M LIBOR + 7.00%)	9/6/2024				5,736	4,251
Essential Services Holding Corporation		1st Lien Revolver		11/17/2025				1,560	—	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				9,668	9,668	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	6.75% (3M LIBOR + 5.75%)	11/16/2026				11,565	11,565	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	7.12% (3M LIBOR + 5.75%)	11/16/2026				8,146	3,892	(e)(h)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	8.03% (3M LIBOR + 5.75%)	11/16/2026				10,428	10,428	(e)(f)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	6.25% (3M EURIBOR + 6.25%)	7/3/2026				€2,652	2,780	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 6.25%)	7/3/2026				€1,861	1,951	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	6.75% (3M EURIBOR + 6.75%)	7/3/2026				€2,830	2,965	(e)(h)
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	7.34 STIBOR + 6.50%)% (6M	8/18/2025			SEK	10,000	978	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	10/2/2028				€6,010	6,299	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan		10/2/2028				€3,082	—	(e)(f)(h)
Horizon Bidco S.A.S	France	1st Lien Term Loan	8.06 (SONIA + 6.75%)%	10/2/2028				£9,567	11,655	(e)(f)
IRB Holding Corp.		1st Lien Term Loan	4.42% (3M LIBOR + 2.75%)	2/5/2025				7,962	7,534

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
IRB Holding Corp.		1st Lien Term Loan	4.84 (SOFR + 3.00%)%	12/15/2027				$8,236	$7,715
Jim N Nicks Management LLC		1st Lien Revolver	7.50% (3M LIBOR + 5.25%)	7/10/2023				1	—	(e)(h)
Jim N Nicks Management LLC		1st Lien Term Loan	7.50% (3M LIBOR + 5.25%)	7/10/2023				48	48	(e)(f)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	4.47% (3M LIBOR + 3.25%)	3/13/2025				5,737	5,300
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	10.07% (3M LIBOR + 8.50%)	3/13/2025				980	960	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Revolver		7/9/2027				£100	—	(e)(h)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	9.06 (SONIA + 7.75%)%	7/9/2027				£1,923	1,468	(e)(h)
LGDN Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56 (SONIA + 7.75%)%	7/9/2027				£359	437	(e)(f)
LSP HoldCo, LLC		1st Lien Revolver		10/7/2026				127	(3	)(e)(h)
LSP HoldCo, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	10/7/2026				852	844	(e)(f)
LSP HoldCo, LLC		1st Lien Delayed Draw Term Loan	7.33 (SOFR + 6.00%)%	10/7/2026				1,990	1,644	(e)(h)
LSP HoldCo, LLC		1st Lien Delayed Draw Term Loan	7.47 (SOFR + 6.00%)%	10/7/2026				3,417	1,537	(e)(h)
MC Plato Bidco Limited	United Kingdom	1st Lien Term Loan	7.90 (SONIA + 6.84%)%	8/17/2028				£5,702	6,946	(e)(f)
MC Plato Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		8/17/2028				£412	—	(e)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	5/14/2026				4,670	4,404
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	8.76% (3M CDOR + 6.50%)	10/5/2024			CAD	258	189	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	8.76% (3M CDOR + 6.50%)	10/5/2024			CAD	187	137	(e)(g)
Redwood Services, LLC		1st Lien Revolver		12/31/2025				158	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Redwood Services, LLC		1st Lien Term Loan	8.67 LIBOR + 7.00%)% (1M	12/31/2025			$789	$789	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	8.67 LIBOR + 7.00%)% (1M	12/31/2025			2,788	2,066	(e)(h)
Safe Home Security, Inc.		1st Lien Term Loan	8.92 LIBOR + 7.25%)% (1M	8/5/2024			1,294	1,294	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan	8.92 LIBOR + 7.25%)% (1M	8/5/2024			102	102	(e)
Service Logic Acquisition, Inc.		1st Lien Revolver	5.67 LIBOR + 4.00%)% (1M	10/30/2025			1,007	68	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	5.24 LIBOR + 4.00%)% (1M	10/29/2027			6,143	5,828
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027			332	(17	)(h)
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	11.25% (3M LIBOR + 8.38%)	3/23/2028			383	329
SV- Holdings, LLCBurton		1st Lien Revolver		12/6/2027			416	—	(e)(h)
SV-Burton Holdings, LLC		1st Lien Term Loan	7.17 LIBOR + 5.50%)% (1M	12/6/2027			2,386	2,386	(e)(f)
SV- Holdings, LLCBurton		1st Lien Delayed Draw Term Loan	7.17 LIBOR + 5.50%)% (1M	12/6/2027			1,369	376	(e)(h)
United PF Holdings, LLC		1st Lien Term Loan	10.75% (3M LIBOR + 8.50%)	12/30/2026			1,334	1,301	(e)
United PF Holdings, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 4.00%)	12/30/2026			7,185	6,547
Whatabrands LLC		1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	8/3/2028			6,541	6,116
YE Brands Holdings, LLC		1st Lien Revolver		10/18/2027			254	(5	)(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	7.54 (SOFR + 5.50%)%	10/18/2027			1,076	1,055	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	6.93 (SOFR + 5.75%)%	10/18/2027			731	723	(e)(f)
								167,784		7.15%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Diversified Financials
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	6.25% (3M EURIBOR + 5.75%)	1/9/2025			€1,005	$1,053	(e)(f)
AQ Sage Buyer, LLC		1st Lien Revolver		1/26/2026			50	(1	)(e)(h)
AQ Sage Buyer, LLC		1st Lien Delayed Draw Term Loan		1/25/2027			535	(11	)(e)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	8.08% (3M LIBOR + 6.25%)	9/15/2027			7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolver		12/29/2027			909	(18	)(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	6.70% (3M LIBOR + 5.25%)	12/29/2028			6,124	6,062	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delayed Draw Term Loan	7.43% (3M LIBOR + 5.25%)	12/29/2028			3,175	565	(e)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 7.00%)	1/8/2029			€5,389	5,648	(e)(f)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 7.00%)	1/8/2029			€611	528	(e)(h)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	7.80 (SOFR + 5.75%)%	3/1/2028			21,265	21,052	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolver		3/1/2027			1,777	(40	)(e)(h)
eCapital Finance Corp.	Canada	1st Lien Term Loan	8.90 (SOFR + 7.75%)%	12/31/2025			9,208	9,208	(e)
LaRousseCo Limited	Jersey	1st Lien Term Loan	10.00%	4/28/2023			£1,490	1,816	(e)
Mercury Borrower, Inc.		1st Lien Revolver	5.19 LIBOR + 3.50%)% (1M	7/31/2026			470	71	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	5.81% (3M LIBOR + 3.50%)	8/2/2028			4,053	3,769	(e)
Mercury Borrower, Inc.		2nd Lien Term Loan	7.50% (3M LIBOR + 6.50%)	8/2/2029			713	663
Monica Holdco (US), Inc.		1st Lien Revolver		1/8/2026			1,009	—	(e)(h)
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Monica Holdco (US), Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 6.25%)	1/7/2028				$8,138	$8,138	(e)(f)
NXTGENPAY INTRESSENTER BIDCO AB	Sweden	1st Lien Term Loan	7.55% (3M STIBOR + 6.75%)	6/30/2025			SEK	5,500	538	(e)
NXTGENPAY INTRESSENTER BIDCO AB	Sweden	1st Lien Delayed Draw Term Loan	7.55% (3M STIBOR + 6.75%)	6/30/2025			SEK	2,700	264	(e)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	7.81 (SONIA + 7.00%)%	4/4/2029				£4,125	5,025	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delayed Draw Term Loan		4/4/2029				£822	—	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Revolver		10/26/2028				£3,490	—	(e)(h)(i)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan		4/26/2029				£34,220	—	(e)(f)(h)(i)
Project Accelerate Parent LLC		1st Lien Term Loan	5.92 LIBOR + 4.25%)% (1M	1/2/2025				2,370	2,263
ProService Finteco Sp. z o.o.	Poland	1st Lien Term Loan	6.25% (3M EURIBOR + 6.25%)	12/3/2027				€2,164	2,268	(e)(f)
ProService Finteco Sp. z o.o.	Poland	1st Lien Term Loan	8.90 WIBOR + 6.25%)% (6M	12/3/2027			PLN	15,023	3,351	(e)
ProService Finteco Sp. z o.o.	Poland	1st Lien Delayed Draw Term Loan	6.58% (3M EURIBOR + 6.25%)	12/3/2027				€451	94	(e)(h)
Quest Software US Holdings Inc.		1st Lien Term Loan	5.59 (SOFR + 4.25%)%	2/1/2029				4,619	4,095
Quest Software US Holdings Inc.		2nd Lien Term Loan	8.72 (SOFR + 7.50%)%	2/1/2030				4,955	4,416
SaintMichelCo Limited	Jersey	1st Lien Term Loan	8.81 (SONIA + 7.75%)%	9/9/2025				£1,551	1,889	(e)(g)
SaintMichelCo Limited	Jersey	1st Lien Delayed Draw Term Loan	8.31 (SONIA + 7.25%)%	9/9/2025				£193	236	(e)(g)
SaintMichelCo Limited	Jersey	1st Lien Delayed Draw Term Loan	8.81 (SONIA + 7.75%)%	9/9/2025				£2,258	2,750	(e)(g)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.31 (SONIA + 6.25%)%	12/21/2026				£571	696	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.31 (SONIA + 6.25%)%	12/21/2026			£429	$321	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	10/4/2027			914	303	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	7.67 (SOFR + 6.00%)%	10/4/2027			3,467	3,467	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	7.00 LIBOR + 6.00%)% (6M	10/4/2027			2,485	2,485	(e)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	7.13 (SOFR + 6.00%)%	10/4/2027			1,712	1,429	(e)(h)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	7.67 (SOFR + 6.00%)%	10/4/2027			2,153	2,153	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	7.52 (SOFR + 6.00%)%	10/4/2027			8,340	8,340	(e)(f)
The Mather Group, LLC		1st Lien Revolver		3/31/2028			750	(8	)(e)(h)
The Mather Group, LLC		1st Lien Term Loan	8.33 (SOFR + 5.75%)%	3/31/2028			5,000	4,950	(e)(f)
The Mather Group, LLC		1st Lien Delayed Draw Term Loan		3/31/2028			2,500	(25	)(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolver		2/1/2024			396	—	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	6.75% (3M LIBOR + 4.50%)	2/1/2026			7,048	7,048	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	4.02 LIBOR + 3.50%)% (6M	7/30/2027			6,163	5,759
Toscafund Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.47 (SONIA + 7.50%)%	4/2/2025			£4,206	5,124	(e)(f)
TVG-TMG Topco, Inc.		1st Lien Term Loan	12.00%	3/30/2029			2,833	2,833	(e)(g)
UPC Financing Partnership		1st Lien Term Loan	4.32 LIBOR + 3.00%)% (1M	1/31/2029			3,000	2,845
WA Asset Management, LLC		1st Lien Revolver		3/1/2028			375	(8	)(e)(h)
WA Asset Management, LLC		1st Lien Term Loan	7.70 (SOFR + 5.50%)%	3/1/2028			2,062	2,041	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
WA Asset Management, LLC		1st Lien Delayed Draw Term Loan	7.51 (SOFR + 5.50%)%	3/1/2028				$1,500	$949	(e)(h)
Zephyr Bidco Limited	United Kingdom	1st Lien Term Loan	5.97 (SONIA + 4.75%)%	7/23/2025				£3,000	3,181
									146,952		6.26%
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	5.30 (SONIA + 4.25%)%	6/23/2025				£3,500	3,885
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		2nd Lien Term Loan	11.25% (3M LIBOR + 9.00%)	1/10/2024				7,244	7,244	(e)
GNZ Energy Bidco Limited	New Zealand	1st Lien Term Loan		7/26/2027			NZD	21,583	—	(e)(f)(h)(i)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan		7/26/2027			NZD	1,962	—	(e)(h)(i)
Gulf Finance, LLC		1st Lien Term Loan	8.54 LIBOR + 6.75%)% (1M	8/25/2026				747	549
Halcon Holdings, LLC		1st Lien Term Loan	9.25% (3M LIBOR + 7.00%)	11/24/2025				12,016	12,016	(e)
Halcon Holdings, LLC		1st Lien Delayed Draw Term Loan	9.25% (3M LIBOR + 7.00%)	11/24/2025				2,103	1,202	(e)(h)
Offen, Inc.		1st Lien Term Loan	7.88% (3M LIBOR + 5.00%)	6/22/2026				2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delayed Draw Term Loan		6/22/2026				16,762	—	(e)(h)
Offen, Inc.		1st Lien Delayed Draw Term Loan	7.87% (3M LIBOR + 5.00%)	6/22/2026				1,025	1,025	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.56 (SONIA + 6.50%)%	4/27/2027				£2,947	3,590	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.81 (SONIA + 6.50%)%	4/27/2027				£553	269	(e)(h)
									32,423		1.38%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Food & Staples Retailing
Cardenas Markets LLC		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	6/3/2027			$2,309	$2,309	(e)(f)
Continental Cafe, LLC		1st Lien Revolver		11/30/2027			786	—	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	8.67% (3M LIBOR + 7.00%)	11/30/2027			6,934	6,934	(e)(f)
Continental Cafe, LLC		1st Lien Delayed Draw Term Loan		11/30/2027			2,788	—	(e)(h)
DecoPac, Inc.		1st Lien Revolver	7.90 LIBOR + 6.00%)% (1M	5/14/2026			2,382	1,225	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	8.75% (3M LIBOR + 6.50%)	5/15/2028			22,077	22,077	(e)(f)(g)
SFE Intermediate HoldCo LLC		1st Lien Revolver		7/31/2025			2	—	(e)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	6.95 (SOFR + 4.75%)%	7/31/2026			2,096	2,096	(e)(f)
ZB Holdco LLC		1st Lien Revolver		2/9/2028			637	(13	)(e)(h)
ZB Holdco LLC		1st Lien Term Loan	7.63% (3M LIBOR + 4.75%)	2/9/2028			1,598	1,582	(e)(f)
ZB Holdco LLC		1st Lien Delayed Draw Term Loan		2/9/2028			801	(8	)(e)(h)
								36,202		1.54%
Food & Beverage
Berner Food & Beverage, LLC		1st Lien Revolver	8.94 LIBOR + 5.50%)% (6M	7/30/2026			262	165	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	7.50 LIBOR + 6.50%)% (6M	7/30/2027			2,620	2,594	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	8.42 LIBOR + 6.75%)% (1M	12/10/2029			3,000	2,910	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	6.67 LIBOR + 5.00%)% (1M	10/18/2028			2	2	(e)
Florida Food Products, LLC		2nd Lien Term Loan	9.67 LIBOR + 8.00%)% (1M	10/18/2029			7,299	7,080	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Gotham Greens Holdings, PBC		1st Lien Term Loan	10.18 (SOFR + 7.38%)%	12/29/2026			$7,211	$7,067	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delayed Draw Term Loan		12/29/2026			13,767	(275	)(e)(h)
Hometown Food Company		1st Lien Revolver		8/31/2023			1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	6.67 LIBOR + 5.00%)% (1M	8/31/2023			933	933	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	5.43 (SOFR + 4.00%)%	4/21/2028			2,085	2,044	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	6.82 (SOFR + 4.50%)%	10/27/2027			7,358	6,953	(e)
RB Holdings Interco, LLC		1st Lien Revolver	6.61 (SOFR + 5.00%)%	5/4/2028			698	334	(e)(h)
RB Holdings Interco, LLC		1st Lien Term Loan	6.30 (SOFR + 5.00%)%	5/4/2028			3,779	3,704	(e)(f)
RB Holdings Interco, LLC		1st Lien Delayed Draw Term Loan		5/4/2028			1,134	(23	)(e)(h)
Watermill Express, LLC		1st Lien Revolver	7.17 LIBOR + 5.50%)% (1M	4/20/2027			275	17	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	4/20/2027			2,273	2,250	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan		4/20/2027			219	(2	)(e)(h)
Winebow Holdings, Inc.		1st Lien Term Loan	7.92 LIBOR + 6.25%)% (1M	7/1/2025			3,422	3,422	(e)(f)
								39,175		1.67%
Health Care Equipment & Services
Air Medical Group Holdings Inc		1st Lien Term Loan	5.92 (SOFR + 4.25%)%	3/14/2025			3,022	2,804	(i)
Air Methods Corporation		1st Lien Term Loan	5.75% (3M LIBOR + 3.50%)	4/22/2024			1,500	1,326
athenahealth Group Inc.		1st Lien Revolver		2/15/2027			2,100	(47	)(e)(h)(i)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
athenahealth Group Inc.		1st Lien Term Loan	5.01 (SOFR + 3.50%)%	2/15/2029			$7,815	$7,176
athenahealth Group Inc.		1st Lien Delayed Draw Term Loan		2/15/2029			1,325	(108	)(h)
Bearcat Buyer, Inc.		1st Lien Revolver		7/9/2024			580	—	(e)(h)
Bearcat Buyer, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 4.25%)	7/9/2026			5,426	5,426	(e)(f)
Bearcat Buyer, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 4.25%)	7/9/2026			962	962	(e)(f)
Bearcat Buyer, Inc.		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 4.75%)	7/9/2026			1	1	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Term Loan	10.50% (3M LIBOR + 8.25%)	7/9/2027			617	617	(e)
Bearcat Buyer, Inc.		2nd Lien Term Loan	10.50% (3M LIBOR + 8.25%)	7/9/2027			2,249	2,249	(e)(f)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan		7/9/2027			726	—	(e)(h)
Bearcat Buyer, Inc.		2nd Lien Delayed Draw Term Loan	10.50% (3M LIBOR + 8.25%)	7/9/2027			184	184	(e)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.46% (3M LIBOR + 7.00%)	2/18/2027			26,654	23,988	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	8.13% (3M LIBOR + 5.75%)	2/14/2024			1	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	8.13 (SOFR + 5.75%)%	2/14/2024			977	977	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan		2/14/2024			73	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	8.13 (SOFR + 5.75%)%	2/14/2024			683	683	(e)(f)
Convey Health Solutions, Inc.		1st Lien Term Loan	6.42 LIBOR + 4.75%)% (1M	9/4/2026			2,698	2,698	(e)(f)
Crown CT Parent Inc.		1st Lien Revolver		3/8/2028			903	(18	)(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Crown CT Parent Inc.		1st Lien Term Loan	7.17% (3M LIBOR + 5.50%)	3/8/2029			$8,298	$8,215	(e)(f)
Crown CT Parent Inc.		1st Lien Delayed Draw Term Loan		3/8/2029			1,040	(10	)(e)(h)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024			3,005	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	10/31/2025			3,405	3,405	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	7.42% (3M LIBOR + 5.75%)	10/31/2025			2,617	2,617	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	7.35% (3M LIBOR + 5.75%)	10/31/2025			7,695	7,695	(e)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	7.42 LIBOR + 5.75%)% (1M	10/31/2025			19,662	8,022	(e)(h)
Electron Bidco Inc.		1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	11/1/2028			7,000	6,540
Ensemble RCM LLC		1st Lien Term Loan	6.24% (3M LIBOR + 5.00%)	8/3/2026			945	926	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	8.72 (SONIA + 7.25%)%	9/7/2026			£843	965	(e)(f)(g)
Floss Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56 (SONIA + 7.25%)%	9/7/2026			£1,216	416	(e)(g)(h)
Global Medical Response Inc		1st Lien Term Loan	6.30% (3M LIBOR + 4.25%)	10/2/2025			11,275	10,465	(i)
Global Medical Response Inc		2nd Lien Term Loan	8.81 LIBOR + 6.75%)% (1M	12/17/2029			29,366	27,898	(e)
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2024			124	79	(e)(g)(j)
Kedleston Schools Limited	United Kingdom	1st Lien Term Loan	8.56 (SONIA + 7.50%)%	5/31/2024			£244	119	(e)(f)(h)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.06 (SONIA + 8.00%)%	5/31/2024			£1,000	1,218	(e)(f)
LifeScan Global Corporation		1st Lien Term Loan		10/1/2024			4,282	3,718	(e)(i)
LifeScan Global Corporation		2nd Lien Term Loan		10/1/2025			5,692	5,009	(e)(i)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
MED ParentCo, LP		1st Lien Term Loan	5.92 LIBOR + 4.25%)% (1M	8/31/2026			$6,680	$6,014
MEDIAN B.V.	Netherlands	1st Lien Term Loan	5.23 EURIBOR + 5.00%)% (6M	10/14/2027			€3,000	2,900
MEDMARK SERVICES INC		1st Lien Term Loan	6.67 LIBOR + 5.00%)% (1M	6/11/2027			1,678	1,678	(e)(f)
MEDMARK SERVICES INC		1st Lien Delayed Draw Term Loan	6.00 LIBOR + 5.00%)% (1M	6/11/2027			2,752	1,500	(e)(f)(h)
MEDMARK SERVICES INC		2nd Lien Term Loan	10.17 LIBOR + 8.50%)% (1M	6/11/2028			9,139	9,139	(e)
MEDMARK SERVICES INC		2nd Lien Delayed Draw Term Loan	9.86% (3M LIBOR + 8.50%)	6/11/2028			10,445	3,388	(e)(h)
National Spine and Pain Centers, LLC		1st Lien Term Loan	6.17 LIBOR + 4.50%)% (1M	6/2/2024			113	101	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	6.63% (3M EURIBOR + 3.25%)	11/13/2028			€5,778	6,055	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delayed Draw Term Loan		5/14/2029			€2,222	—	(e)(h)
NextCare, Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	6/30/2024			157	152	(e)(f)
NextCare, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 4.50%)	6/30/2024			8,878	8,612	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	10.75% (3M LIBOR + 8.50%)	12/31/2024			6,427	6,042	(e)(f)
NueHealth Performance, LLC		1st Lien Revolver	9.67 LIBOR + 8.00%)% (1M	9/27/2023			1	1	(e)
NueHealth Performance, LLC		1st Lien Term Loan	9.67 LIBOR + 8.00%)% (1M	9/27/2023			710	717	(e)(f)
NueHealth Performance, LLC		1st Lien Delayed Draw Term Loan		9/27/2023			566	—	(e)(h)
Olympia Acquisition, Inc.		1st Lien Term Loan	10.63 (SOFR + 9.00%)%	2/26/2027			122	122	(e)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan	10.53 (SOFR + 9.00%)%	2/26/2027			2,830	2,830	(e)(f)(g)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan	10.63 (SOFR + 9.00%)%	2/26/2027			$474	$82	(e)(g)(h)
OMH— HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024			1	—	(e)(h)
OMH— HealthEdge Holdings, LLC		1st Lien Term Loan	7.00 LIBOR + 5.50%)% (6M	10/24/2025			1,398	1,398	(e)(f)
OMH— HealthEdge Holdings, LLC		1st Lien Term Loan	7.50% (3M LIBOR + 5.50%)	10/24/2025			824	824	(e)(f)
OMH— HealthEdge Holdings, LLC		1st Lien Term Loan	7.50 LIBOR + 6.00%)% (6M	10/24/2025			396	396	(e)(f)
PetVet Care Centers, LLC		1st Lien Term Loan	5.17 LIBOR + 3.50%)% (1M	2/14/2025			7,655	7,202
Pluto Acquisition I, Inc.		1st Lien Term Loan	6.08% (3M LIBOR + 4.00%)	6/22/2026			21,745	18,864	(f)
Premise Health Holding Corp		1st Lien Revolver		4/10/2025			1	—	(e)(h)
Premise Health Holding Corp		1st Lien Term Loan	5.75% (3M LIBOR + 3.50%)	7/10/2025			11	11	(e)(f)
Premise Health Holding Corp		2nd Lien Term Loan	9.75% (3M LIBOR + 7.50%)	7/10/2026			2,000	1,960	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Revolver		12/17/2026			€570	—	(e)(h)(i)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	6/17/2027			€2,846	2,982	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delayed Draw Term Loan		6/17/2027			€1,654	—	(e)(h)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	5.42 LIBOR + 3.75%)% (1M	11/16/2025			8,730	8,128
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	8.31 (SONIA + 7.25%)%	12/1/2028			£1,139	1,387	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	8.06 (SONIA + 7.00%)%	12/1/2028			£2,722	3,316	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.06 (SONIA + 9.00%)%	8/11/2022			£838	1,021	(e)(f)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.06 (SONIA + 9.00%)%	2/13/2023			£1,369	1,668	(e)(f)(g)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Rubicone Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06 (SONIA + 7.00%)%	12/1/2028			£1,667	$2,031	(e)
SiroMed Physician Services, Inc.		1st Lien Revolver		3/26/2024			1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	7.01% (3M LIBOR + 4.75%)	3/26/2024			588	558	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	4.42% (3M LIBOR + 2.75%)	12/11/2026			7,459	7,077
Symplr Software Inc.		1st Lien Revolver	7.50 (PRIME + 2.75%)%	12/22/2025			1	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	6.65 (SOFR + 4.50%)%	12/22/2027			2	2	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	9.93 (SOFR + 7.88%)%	12/22/2028			12,343	12,096	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	7.25% (3M EURIBOR + 7.25%)	2/24/2028			€634	665	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.25% (3M EURIBOR + 7.25%)	2/24/2028			€3,366	1,039	(e)(h)
Teligent, Inc.		2nd Lien Term Loan		12/29/2022			1,211	557	(e)(g)(j)
Teligent, Inc.		2nd Lien Delayed Draw Term Loan		12/29/2022			748	344	(e)(g)(j)
Therapy Brands Holdings LLC		2nd Lien Term Loan	7.54 LIBOR + 6.75%)% (6M	5/18/2029			3,050	2,989	(e)(f)
Therapy Brands Holdings LLC		2nd Lien Delayed Draw Term Loan		5/18/2029			1,284	(26	)(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023			511	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	5.24% (3M LIBOR + 4.00%)	12/16/2024			1,415	1,415	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan		12/16/2024			4,320	—	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	5.25% (3M LIBOR + 4.00%)	12/16/2024			1,015	1,015	(e)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	5.42 LIBOR + 3.75%)% (1M	7/2/2025			795	739	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	7.92 LIBOR + 6.25%)% (1M	7/2/2025			$535	$535	(e)(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		2nd Lien Term Loan	9.42 LIBOR + 7.75%)% (1M	7/2/2026			937	880	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Revolver		12/1/2027			315	(6	)(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	7.42% (3M LIBOR + 5.75%)	12/1/2027			1,573	1,557	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	7.09% (3M LIBOR + 5.75%)	12/1/2027			472	116	(e)(h)
WSHP FC Acquisition LLC		1st Lien Revolver	7.67% (3M LIBOR + 6.00%)	3/30/2027			106	71	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	7.01% (3M LIBOR + 6.00%)	3/30/2027			2,476	2,476	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	8.25% (3M LIBOR + 6.00%)	3/30/2027			907	907	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	7.01% (3M LIBOR + 6.00%)	3/30/2027			1,246	1,246	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	8.25% (3M LIBOR + 6.00%)	3/30/2027			349	182	(e)(h)
								273,171		11.63%
Household & Personal Products
CDI Holdings III Corp.		1st Lien Revolver		12/22/2027			410	(8	)(e)(h)
CDI Holdings III Corp.		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	12/22/2027			1,679	1,662	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026			389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	6.92% (3M LIBOR + 5.50%)	10/1/2026			4,497	4,497	(e)(f)
Premier Specialties, Inc.		1st Lien Revolver	7.67 LIBOR + 6.00%)% (1M	8/20/2027			385	123	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (1M	8/20/2027			3,028	2,906	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Premier Specialties, Inc.		1st Lien Delayed Draw Term Loan		8/20/2027			$829	$(33	)(e)(h)
								9,147		0.39%
Insurance
Amynta Agency Borrower Inc.		1st Lien Term Loan	6.17 LIBOR + 4.50%)% (1M	2/28/2025			2,887	2,772	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	8.50% (3M LIBOR + 6.25%)	4/15/2024			1,096	311	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 6.25%)	4/15/2025			1,727	1,727	(e)
AQ Sunshine, Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 6.25%)	4/15/2025			1,495	1,495	(e)(f)
AQ Sunshine, Inc.		1st Lien Term Loan	8.50 LIBOR + 6.25%)% (6M	4/15/2025			3,547	3,547	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan		4/15/2025			720	—	(e)(h)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	8.61% (3M LIBOR + 6.25%)	4/15/2025			8,316	7,665	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	8.00 EURIBOR + 7.00%)% (6M	7/14/2026			€190	199	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	8.47 GBP LIBOR + 7.00%)% (6M	7/14/2026			£1,491	1,816	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan		7/14/2026			£1	—	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	7.93 (SONIA + 7.00%)%	7/14/2026			£312	380	(e)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	6.50 LIBOR + 5.75%)% (6M	7/14/2026			16,452	16,452	(e)(f)
Benefytt Technologies, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 6.00%)	8/12/2027			3,626	3,155	(e)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027			911	(118	)(e)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	8.80 LIBOR + 7.55%)% (6M	10/8/2026			3,359	3,359	(e)(f)(g)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		10/8/2026				£1,272	$—	(e)(f)(h)(i)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.94 (SONIA + 7.30%)%	10/8/2026				£2,319	2,582	(e)(f)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.27 (SONIA + 7.30%)%	10/8/2026				£464	565	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.98 (BBSY + 7.30%)%	10/8/2026			AUD	1,113	769	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.02 (SONIA + 7.30%)%	10/8/2026				£2,689	3,275	(e)(f)(g)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	6.50% (3M EURIBOR + 6.50%)	3/29/2029				€958	1,004	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan		3/29/2029				€1,542	—	(e)(h)(i)
Foundation Risk Partners, Corp.		1st Lien Revolver		10/29/2027				2,627	—	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	10/30/2028				16,038	16,038	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	10/29/2028				3,355	3,355	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	7.75% (3M LIBOR + 5.50%)	10/30/2028				3,488	3,488	(e)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	7.74% (3M LIBOR + 5.50%)	10/29/2028				13,454	2,354	(e)(h)
Galway Borrower LLC		1st Lien Revolver		9/30/2027				969	(10	)(e)(h)
Galway Borrower LLC		1st Lien Term Loan	7.50% (3M LIBOR + 5.25%)	9/29/2028				11,021	10,911	(e)(f)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan		9/29/2028				1,126	(11	)(e)(h)
High Street Buyer, Inc.		1st Lien Revolver		4/16/2027				688	—	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (1M	4/14/2028				4,759	4,759	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	6.86% (3M LIBOR + 5.75%)	4/14/2028				11,732	852	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	7.67% (3M LIBOR + 6.00%)	4/14/2028				$8,778	$8,778	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	7.67 LIBOR + 6.00%)% (1M	4/14/2028				9,037	9,037	(e)(f)
Hub International Limited		1st Lien Term Loan	4.35% (3M LIBOR + 3.25%)	4/25/2025				7,159	6,775
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	7.56 (SONIA + 6.50%)%	7/24/2028				£3,797	2,202	(e)(h)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	7.31 (SONIA + 6.50%)%	7/24/2028				£6,203	7,556	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	6.31 (SONIA + 5.75%)%	12/11/2028				£310	377	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/11/2028				£1,488	—	(e)(h)(i)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.56 (SONIA + 5.75%)%	12/11/2028				£1,190	1,178	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	8.00 (SONIA + 7.25%)%	6/6/2024				£1,000	1,218	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.75 (SONIA + 7.00%)%	6/6/2024				£667	812	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.75% (3M GBP LIBOR + 7.00%)	3/16/2026				£598	339	(e)(h)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.22 (SONIA + 7.00%)%	3/16/2026				£500	609	(e)(f)
Patriot Growth Insurance Services, LLC		1st Lien Revolver		10/16/2028				250	(5	)(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	6.39% (3M LIBOR + 5.25%)	10/16/2028				1,546	1,530	(e)(f)
Patriot Growth Insurance Services, LLC		1st Lien Delayed Draw Term Loan		10/16/2028				255	(3	)(e)(h)
People Corporation	Canada	1st Lien Revolver	7.96% (3M CDOR + 6.25%)	2/18/2027			CAD	898	418	(e)(h)
People Corporation	Canada	1st Lien Term Loan	8.23% (3M CDOR + 6.25%)	2/18/2028			CAD	7,130	5,540	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
People Corporation	Canada	1st Lien Delayed Draw Term Loan	8.23% (3M CDOR + 6.25%)	2/18/2028			CAD	2,326	$1,808	(e)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	6.84% (3M CDOR + 5.50%)	2/18/2028			CAD	4,115	752	(e)(h)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	6.56 (SONIA + 5.50%)%	12/4/2028				£1,750	2,132	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/4/2028				£1,750	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Revolver		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	6.83% (3M LIBOR + 5.50%)	10/30/2026				3,161	3,130	(e)(f)
SageSure Holdings, LLC		1st Lien Revolver	7.42 LIBOR + 5.75%)% (1M	1/28/2028				815	363	(e)(h)
SageSure Holdings, LLC		1st Lien Term Loan	7.42 LIBOR + 5.75%)% (1M	1/28/2028				5,617	5,561	(e)(f)
SageSure Holdings, LLC		1st Lien Delayed Draw Term Loan		1/28/2028				1,536	(15	)(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2023			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	9.00% (3M CDOR + 6.25%)	8/29/2024			CAD	158	123	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	6.67 LIBOR + 5.00%)% (1M	11/5/2024				7,271	6,835	(e)
SG Acquisition, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 5.00%)	1/27/2027				2,814	2,814	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	8.75% (3M LIBOR + 6.50%)	11/24/2025				3,445	3,307	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	8.75% (3M LIBOR + 6.50%)	11/24/2025				1,151	80	(e)(h)
Staysure Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56 (SONIA + 7.25%)%	7/1/2025				£1,000	1,169	(e)
USI, Inc.		1st Lien Term Loan	5.50% (3M LIBOR + 3.25%)	12/2/2026				6,454	5,954
									173,065		7.37%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Materials
Anchor Packaging, LLC		1st Lien Term Loan	5.67 LIBOR + 4.00%)% (1M	7/18/2026			$3,543	$3,357
ASP-r-pac Acquisition Co LLC		1st Lien Revolver		12/29/2027			839	—	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (1M	12/29/2027			6,229	6,229	(e)(f)
Berlin Packaging L.L.C.		1st Lien Term Loan	4.97 LIBOR + 3.25%)% (1M	3/11/2028			5,997	5,533	(i)
Berlin Packaging L.L.C.		1st Lien Term Loan	5.47 LIBOR + 3.75%)% (1M	3/11/2028			4,179	3,880
Coyote Buyer, LLC		1st Lien Revolver	7.54% (3M LIBOR + 6.00%)	2/6/2025			2,067	434	(e)(h)
Coyote Buyer, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	2/6/2026			20,375	18,541	(e)(f)
Coyote Buyer, LLC		1st Lien Term Loan	10.25% (3M LIBOR + 8.00%)	8/6/2026			4,967	4,769	(e)(f)
DCG Acquisition Corp.		1st Lien Term Loan	6.17 LIBOR + 4.50%)% (1M	9/30/2026			3,960	3,703	(e)
Kleopatra Finco S.a r.l.	Luxembourg	1st Lien Term Loan	4.75 EURIBOR + 4.75%)% (6M	2/12/2026			€3,800	3,447
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	5.04% (3M LIBOR + 3.25%)	4/3/2024			7,359	6,907
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver	4.50 EURIBOR + 4.50%)% (1M	7/2/2024			€582	87	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50 EURIBOR + 4.50%)% (6M	7/2/2026			€802	823	(e)(f)
Nelipak Holding Company		1st Lien Revolver	6.12% (3M LIBOR + 4.25%)	7/2/2024			605	401	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	6.50% (3M LIBOR + 4.25%)	7/2/2026			2,953	2,924	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	6.75 LIBOR + 5.25%)% (6M	12/1/2026			4,279	4,279	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€5,227	$5,368	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	5.67% (3M LIBOR + 4.00%)	12/15/2025			7,971	7,433	(e)(f)(i)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	8.25% (3M LIBOR + 7.25%)	12/14/2026			2,960	2,812	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	6.25% (3M LIBOR + 4.75%)	11/26/2026			655	649	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	7.55 (SOFR + 5.50%)%	1/11/2026			790	790	(e)(f)
Precision Concepts International LLC		1st Lien Revolver	7.65 (SOFR + 5.50%)%	1/11/2025			415	135	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	7.55 (SOFR + 5.50%)%	1/11/2026			2,745	2,745	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	7.15 (SOFR + 5.75%)%	1/12/2026			1,839	1,839	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	7.65 (SOFR + 5.50%)%	1/11/2026			1,551	1,551	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	5.67 LIBOR + 4.00%)% (1M	7/31/2026			6,086	5,739
Pretium PKG Holdings, Inc.		1st Lien Term Loan	5.12% (3M LIBOR + 4.00%)	10/2/2028			8,919	8,000
Pretium PKG Holdings, Inc.		2nd Lien Term Loan	8.55% (3M LIBOR + 6.75%)	10/1/2029			1,025	899
Trident TPI Holdings, Inc.		1st Lien Term Loan	6.25 LIBOR + 4.00%)% (1M	9/15/2028			7,648	7,158
Trident TPI Holdings, Inc.		1st Lien Delayed Draw Term Loan	6.25 LIBOR + 4.00%)% (1M	9/15/2028			1,089	612	(h)
Venator Materials PLC	United Kingdom	1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	8/8/2024			1,396	1,309
								112,353		4.78%
Media & Entertainment
Aventine Intermediate LLC		1st Lien Term Loan	7.61% (3M LIBOR + 6.00%)	6/18/2027			2,070	2,050	(e)(f)(g)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Aventine Intermediate LLC		1st Lien Delayed Draw Term Loan	7.57% (3M LIBOR + 6.00%)	6/18/2027				$822	$727	(e)(g)(h)
AVSC Holding Corp.		1st Lien Term Loan	7.11% (3M LIBOR + 5.50%)	10/15/2026				2,026	1,749	(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	7.19% (3M CIBOR + 7.19%)	3/31/2028			DKK	19,091	2,690	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	6.75% (3M CIBOR + 6.75%)	3/31/2028			DKK	10,909	615	(e)(h)
Diamond Sports Group, LLC		2nd Lien Term Loan	5.04 (SOFR + 3.25%)%	8/24/2026				1,099	256
Global Music Rights, LLC		1st Lien Revolver		8/27/2027				473	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	8/28/2028				4,993	4,993	(e)(f)
IU Finance Management GmbH	Germany	1st Lien Term Loan	5.00% (3M EURIBOR + 5.00%)	12/8/2028				€7,000	6,933
MailSouth, Inc.		1st Lien Term Loan		4/23/2024				2,530	1,816	(e)(i)(j)
Production Resource Group, LLC		1st Lien Term Loan	10.54% (3M LIBOR + 9.50%)	8/21/2024				726	726	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	6.04% (3M LIBOR + 5.00%)	8/21/2024				300	300	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	9.75% (3M LIBOR + 7.50%)	8/21/2024				166	146	(e)(g)(h)
Professional Fighters League, LLC		1st Lien Term Loan	10.00%	1/19/2026				578	537	(e)(g)
Renaissance Holding Corp.		1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	5/30/2025				4,600	4,345
Rugby Australia Ltd	Australia	1st Lien Term Loan	9.25 (BBSY + 7.00%)%	3/31/2027			AUD	1,250	863	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan	9.25 (BBSY + 7.00%)%	3/31/2027			AUD	1,250	216	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	9,635	(e)
Summer (BC) Bidco B LLC		1st Lien Term Loan	6.75% (3M LIBOR + 4.50%)	12/4/2026				4,963	4,637
									43,234		1.84%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Pharmaceuticals, Biotechnology & Life Sciences
Amryt Pharmaceuticals Inc.		1st Lien Revolver	4.90 (SOFR + 4.00%)%	2/18/2027			$1	$—	(e)(h)
Amryt Pharmaceuticals Inc.		1st Lien Term Loan	8.59 (SOFR + 6.00%)%	2/18/2027			5,334	5,281	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	8.57 (SONIA + 7.51%)%	9/4/2028			£3,559	4,335	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan		9/4/2028			£1,941	—	(e)(h)
Cambrex Corporation		1st Lien Term Loan	5.13 (SOFR + 3.50%)%	12/4/2026			4,313	4,083
Cobalt Buyer Sub, Inc.		1st Lien Revolver	6.89 LIBOR + 5.25%)% (1M	10/1/2027			895	349	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	6.92 LIBOR + 5.25%)% (1M	10/2/2028			7,390	7,316	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delayed Draw Term Loan		10/2/2028			2,476	(25	)(e)(h)
Covaris Intermediate 3, LLC		1st Lien Revolver		1/21/2028			1,755	(35	)(e)(h)
Covaris Intermediate 3, LLC		1st Lien Term Loan	6.35% (3M LIBOR + 5.25%)	1/21/2028			9,378	9,285	(e)(f)
Covaris Intermediate 3, LLC		1st Lien Delayed Draw Term Loan		1/21/2028			7,034	(70	)(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	5.01% (3M LIBOR + 4.00%)	1/8/2027			6,827	6,451
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver	6.67% (3M LIBOR + 5.00%)	10/31/2024			465	31	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	6.67% (3M LIBOR + 5.00%)	10/31/2024			1,930	1,911	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	7.07% (3M LIBOR + 5.00%)	10/31/2024			380	376	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	6.67% (3M LIBOR + 5.00%)	10/31/2024			650	644	(e)
North American Science Associates, LLC		1st Lien Revolver	6.20 (SOFR + 4.50%)%	3/15/2027			1	1	(e)(h)
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
North American Science Associates, LLC		1st Lien Term Loan	7.50 (SOFR + 5.75%)%	9/15/2027			$11,143	$11,143	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	7.78 (SOFR + 5.75%)%	9/15/2027			914	731	(e)(h)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	7.50 (SOFR + 5.75%)%	9/15/2027			1,001	1,001	(e)(f)
Organon & Co.		1st Lien Term Loan	4.63% (3M LIBOR + 3.00%)	6/2/2028			3,855	3,703
TerSera Therapeutics LLC		1st Lien Term Loan	7.85% (3M LIBOR + 5.60%)	3/30/2025			47	47	(e)(f)
Verista, Inc.		1st Lien Revolver	7.00% (3M LIBOR + 6.00%)	2/16/2027			2,000	267	(e)(h)
Verista, Inc.		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	2/16/2027			9,103	9,103	(e)(f)
Verista, Inc.		1st Lien Delayed Draw Term Loan	9.75 (PRIME + 6.00%)%	2/16/2027			4,256	1,860	(e)(h)
								67,788		2.89%
Real Estate
285 Mezz LLC		1st Lien Delayed Draw Term Loan	10.08 (SOFR + 8.95%)%	10/5/2023			5,038	4,031	(e)(g)(h)
285 Schermerhorn LLC		1st Lien Delayed Draw Term Loan	10.08 (SOFR + 8.95%)%	10/5/2023			3,953	2,092	(e)(g)(h)
FC Sun Intressenter AB	Sweden	1st Lien Term Loan	7.19 (SONIA + 6.38%)%	12/21/2028			€6,948	7,083	(e)(f)
FC Sun Intressenter AB	Sweden	1st Lien Delayed Draw Term Loan	7.85 EURIBOR + 6.38%)% (6M	12/21/2028			€10,285	2,512	(e)(h)
								15,718		0.67%
Retailing
Atlas Intermediate III, L.L.C.		1st Lien Revolver	7.01% (3M LIBOR + 5.50%)	4/29/2025			264	76	(e)(h)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	7.07% (3M LIBOR + 5.50%)	4/29/2025			1,835	1,835	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	7.32% (3M LIBOR + 5.75%)	4/29/2025			503	503	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Atlas Intermediate III, L.L.C.		1st Lien Delayed Draw Term Loan	7.07% (3M LIBOR + 5.50%)	4/29/2025			$402	$402	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Revolver	3.83% (3M LIBOR + 2.50%)	11/5/2026			1	—	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	8.25% (3M LIBOR + 6.00%)	11/5/2027			3,537	3,537	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.00%)	11/5/2027			834	834	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	6/23/2028			10,844	10,735	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	7.12% (3M LIBOR + 5.50%)	6/23/2028			800	201	(e)(h)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	7.54% (3M LIBOR + 5.50%)	6/23/2028			2,776	2,749	(e)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Revolver	5.78% (3M LIBOR + 3.50%)	10/8/2026			1	1	(e)(h)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Term Loan	7.42% (3M LIBOR + 5.75%)	10/8/2027			8,366	8,366	(e)(f)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Delayed Draw Term Loan	7.42% (3M LIBOR + 5.75%)	10/8/2027			2,000	319	(e)(h)
Reddy Ice LLC		1st Lien Revolver	7.62% (3M LIBOR + 6.50%)	7/1/2024			955	239	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			7,226	7,154	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	7.50% (3M LIBOR + 6.50%)	7/1/2025			2,684	2,657	(e)
Saldon Holdings, Inc.		1st Lien Revolver		3/13/2024			381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	7.32 LIBOR + 5.65%)% (1M	3/13/2025			7,111	7,111	(e)(f)
SCIH Salt Holdings Inc.		1st Lien Term Loan	4.75 LIBOR + 4.00%)% (6M	3/16/2027			5,460	4,859
Sweetwater Borrower, LLC		1st Lien Term Loan	5.94 LIBOR + 4.25%)% (1M	8/7/2028			6,048	5,186	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
US Salt Investors, LLC		1st Lien Revolver		7/20/2026			$679	$(14	)(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	7/19/2028			5,997	5,877	(e)(f)
								62,627		2.67%
Software & Services
2U, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	12/30/2024			7,694	7,694	(e)(f)
AffiniPay Midco, LLC		1st Lien Revolver		6/9/2028			1,517	(30	)(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	7.28% (3M LIBOR + 5.75%)	6/9/2028			7,105	6,963	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	7.40 (SOFR + 5.75%)%	6/9/2028			9,531	9,340	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	7.28 (SOFR + 5.75%)%	6/9/2028			2,636	2,583	(e)(f)
AffiniPay Midco, LLC		1st Lien Delayed Draw Term Loan		6/9/2028			1,334	(27	)(e)(h)
Anaplan, Inc.		1st Lien Revolver		6/21/2028			381	(8	)(e)(h)
Anaplan, Inc.		1st Lien Term Loan	7.25 (SOFR + 6.50%)%	6/21/2029			5,991	5,872	(e)
Anaqua Parent Holdings, Inc.		1st Lien Revolver		10/10/2025			231	—	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	5.75 EURIBOR + 5.75%)% (6M	4/10/2026			€662	694	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.05 LIBOR + 5.50%)% (6M	4/10/2026			1,986	1,986	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	7.05% (3M LIBOR + 5.50%)	4/10/2026			1,791	1,791	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan	6.50 LIBOR + 5.50%)% (6M	4/10/2026			523	87	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolver	8.00 LIBOR + 5.25%)% (6M	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	8.13 LIBOR + 5.25%)% (6M	1/3/2025			992	992	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	6.75 LIBOR + 5.25%)% (6M	1/3/2025			59	59	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Applied Systems, Inc.		1st Lien Term Loan	5.25% (3M LIBOR + 3.00%)	9/19/2024			$11,565	$11,074
Appriss Health, LLC		1st Lien Revolver		5/6/2027			212	—	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	8.25% (3M LIBOR + 7.25%)	5/6/2027			2,912	2,912	(e)
Aptean Acquiror Inc.		1st Lien Term Loan	5.92 LIBOR + 4.25%)% (1M	4/23/2026			11,287	10,657	(e)(f)
Aptean, Inc.		2nd Lien Term Loan	8.67 LIBOR + 7.00%)% (1M	4/23/2027			3,570	3,434	(e)(f)
Apttus Corporation		1st Lien Term Loan	5.62% (3M LIBOR + 4.25%)	5/8/2028			4,624	4,323	(e)
Asurion, LLC		1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	11/3/2024			6,308	5,902
Asurion, LLC		1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	12/23/2026			1,018	920
Asurion, LLC		1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	7/31/2027			2,114	1,907
Asurion, LLC		2nd Lien Term Loan	6.92 LIBOR + 5.25%)% (1M	1/31/2028			570	485
Asurion, LLC		2nd Lien Term Loan	6.92 LIBOR + 5.25%)% (1M	1/20/2029			5,000	4,225
Atlanta Bidco Limited	United Kingdom	1st Lien Term Loan	7.75 EURIBOR + 7.00%)% (6M	8/23/2024			€918	943	(e)(f)(g)
Avast Software B.V.	Netherlands	1st Lien Term Loan	4.00% (3M LIBOR + 1.75%)	3/22/2028			5,184	5,060
Banyan Software Holdings, LLC		1st Lien Revolver	9.00% (3M LIBOR + 6.75%)	10/30/2025			471	363	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.00% (3M LIBOR + 6.75%)	10/30/2026			3,538	3,538	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	9.00% (3M LIBOR + 6.75%)	10/30/2026			1,519	1,519	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	9.00% (3M LIBOR + 6.75%)	10/30/2026			3,600	808	(e)(h)
Bock Capital Bidco B.V.		1st Lien Term Loan	3.50% (3M EURIBOR + 3.50%)	6/29/2028			€5,000	4,699

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Bottomline Technologies, Inc.		1st Lien Revolver		5/15/2028				$1,811	$(36	)(e)(h)
Bottomline Technologies, Inc.		1st Lien Term Loan	6.74 (SOFR + 5.50%)%	5/14/2029				18,212	17,847	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	12/1/2027				4,434	4,434	(e)(f)
Businessolver.com, Inc.		1st Lien Delayed Draw Term Loan		12/1/2027				1,197	—	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	7.01% (3M LIBOR + 5.50%)	11/24/2026				5,073	4,274
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	7.63 EURIBOR + 7.63%)% (1M	4/30/2026				€2,954	3,096	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	9.05 NIBOR + 7.63%)% (1M	4/30/2026			NOK	2,551	259	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.12 STIBOR + 7.63%)% (1M	4/30/2026			SEK	4,210	412	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63 CIBOR + 7.63%)% (1M	4/30/2026			DKK	22,065	3,109	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	7.63 CIBOR + 7.63%)% (1M	4/30/2026			DKK	45,968	1,145	(e)(h)
Cardinal Parent, Inc.		1st Lien Revolver		11/12/2025				1	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	9.37% (3M LIBOR + 7.75%)	11/13/2028				9,269	8,898	(e)(f)
Cast & Crew LLC		1st Lien Term Loan	5.17 LIBOR + 3.50%)% (1M	2/9/2026				2,930	2,773
Cast & Crew LLC		1st Lien Term Loan	5.28 (SOFR + 3.75%)%	12/29/2028				5,104	4,833
Compusoft US LLC		1st Lien Term Loan		5/26/2028				1,745	1,728	(e)(f)(i)
Compusoft US LLC		1st Lien Term Loan	7.80 (SOFR + 5.75%)%	5/26/2028				849	840	(e)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	6.75% (3M EURIBOR + 6.75%)	6/3/2027				€1,995	2,090	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	7.55% (3M CIBOR + 6.75%)	6/3/2027				€1,505	567	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Conservice Midco, LLC		2nd Lien Term Loan	9.42 LIBOR + 7.75%)% (1M	5/15/2028			$35,225	$34,168	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolver		5/26/2028			123	(1	)(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	8.01 (SOFR + 5.75%)%	5/26/2028			6,824	6,755	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	6.00% (3M EURIBOR + 6.00%)	5/26/2028			€2,014	2,090	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		5/26/2028			€386	(4	)(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.01 (SOFR + 5.75%)%	5/26/2028			1,710	1,693	(e)
Cority Software Inc.	Canada	1st Lien Revolver		7/2/2025			231	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			1,728	1,728	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	7.29% (3M LIBOR + 5.00%)	7/2/2026			129	129	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolver		10/15/2026			100	(9	)(e)(h)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	8.17 LIBOR + 6.50%)% (1M	10/15/2029			17,522	15,945	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	6.01 LIBOR + 4.50%)% (6M	4/28/2025			466	466	(e)(f)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	6.01 (SOFR + 4.50%)%	4/28/2025			2,385	2,385	(e)(f)
DCert Buyer, Inc.		1st Lien Term Loan	5.67 LIBOR + 4.00%)% (1M	10/16/2026			10,985	10,519	(e)(f)
DCert Buyer, Inc.		2nd Lien Term Loan	8.67 LIBOR + 7.00%)% (1M	2/16/2029			5,691	5,492	(e)(f)
Denali Holdco LLC		1st Lien	Revolver	9/15/2027			592	—	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	6.63% (3M LIBOR + 5.50%)	9/15/2027			4,097	4,097	(e)(f)
Diligent Corporation		1st Lien Revolver	8.49 LIBOR + 6.25%)% (6M	8/4/2025			513	256	(e)(h)
Diligent Corporation		1st Lien Term Loan	9.13 LIBOR + 6.25%)% (6M	8/4/2025			485	485	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Diligent Corporation		1st Lien Term Loan	9.13 LIBOR + 6.25%)% (6M	8/4/2025				$3,036	$3,036	(e)(f)
Diligent Corporation		1st Lien Term Loan	8.63 LIBOR + 5.75%)% (6M	8/4/2025				2,245	2,222	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.67 LIBOR + 8.00%)% (1M	2/28/2024				488	488	(e)(f)
Doxim Inc.		1st Lien Term Loan	7.67 LIBOR + 6.00%)% (1M	2/28/2024				710	710	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.51 LIBOR + 8.00%)% (1M	2/28/2024				2,281	2,281	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.25 LIBOR + 8.00%)% (1M	2/28/2024				3,497	3,497	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.64 LIBOR + 7.00%)% (1M	2/28/2024				823	823	(e)(f)
Doxim Inc.		1st Lien Term Loan	8.39 LIBOR + 6.75%)% (1M	2/28/2024				3,405	3,371	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	7.62 LIBOR + 6.00%)% (1M	2/28/2024				325	316	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	9.92 LIBOR + 8.25%)% (1M	7/30/2026				8,077	7,996	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver		3/16/2026				358	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	6.99% (3M LIBOR + 5.75%)	3/16/2028				2,414	2,414	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolver		12/3/2026			CAD	1,659	—	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	7.06% (3M CDOR + 5.75%)	12/3/2027			CAD	7,102	5,518	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delayed Draw Term Loan		12/3/2027			CAD	1,569	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver	7.04 LIBOR + 5.50%)% (1M	9/18/2025				479	232	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	7.33% (3M LIBOR + 5.50%)	9/18/2025				868	868	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	7.56% (3M LIBOR + 5.50%)	9/18/2025				2,821	2,821	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	7.33% (3M LIBOR + 5.50%)	9/18/2025				$553	$553	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	7.11% (3M LIBOR + 5.50%)	9/18/2025				2,249	2,249	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.75 EURIBOR + 5.25%)% (6M	1/26/2028				€4,132	4,330	(e)(f)(g)
Epicor Software Corporation		1st Lien Term Loan	4.92% (3M LIBOR + 3.25%)	7/30/2027				4,969	4,679
eResearch Technology, Inc.		2nd Lien Term Loan	9.67 LIBOR + 8.00%)% (1M	2/4/2028				9,193	8,733	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	9.67 LIBOR + 8.00%)% (1M	2/4/2028				1,343	604	(e)(h)
ESHA Research, LLC		1st Lien Revolver		6/8/2028				75	(2	)(e)(h)
ESHA Research, LLC		1st Lien Term Loan	7.26 (SOFR + 6.00%)%	6/8/2028				482	473	(e)(f)
ExtraHop Networks, Inc.		1st Lien Term Loan	9.75% (3M LIBOR + 7.50%)	7/22/2027				1,620	1,620	(e)
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan	9.75% (3M LIBOR + 7.50%)	7/22/2027				933	225	(e)(h)
Frontline Technologies Holdings, LLC		1st Lien Term Loan	6.49% (3M LIBOR + 5.25%)	9/18/2023				3,805	3,805	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	6.49% (3M LIBOR + 5.25%)	9/18/2023				448	448	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	6.49% (3M LIBOR + 5.25%)	9/18/2023				55	55	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	6.25% (3M LIBOR + 4.00%)	10/1/2027				7,061	6,664
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	6.25 STIBOR + 6.25%)% (6M	9/4/2028			SEK	80,000	6,510	(e)(h)
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	5.50 LIBOR + 4.50%)% (6M	1/29/2026				5,470	4,977
GraphPAD Software, LLC		1st Lien Revolver		4/27/2027				2	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
GraphPAD Software, LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	4/27/2027			$1,988	$1,988	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (3M LIBOR + 6.00%)	4/27/2027			4,700	4,700	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	7.17% (3M LIBOR + 5.50%)	4/27/2027			1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Delayed Draw Term Loan		4/27/2027			436	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolver		11/16/2027			410	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	7.42 LIBOR + 5.75%)% (1M	11/16/2028			4,157	4,157	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	5.63 (SOFR + 4.00%)%	11/19/2026			15,974	14,928	(e)(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	7.56 (SOFR + 6.75%)%	11/19/2027			2,360	2,218	(e)(f)
Idera, Inc.		1st Lien Term Loan	4.82 LIBOR + 3.75%)% (1M	3/2/2028			8,834	8,122	(f)
Idera, Inc.		2nd Lien Term Loan	8.47 LIBOR + 6.75%)% (1M	3/2/2029			3,567	3,371	(e)
Imperva, Inc.		1st Lien Term Loan	5.40% (3M LIBOR + 4.00%)	1/12/2026			2,207	1,971	(e)(f)
Imperva, Inc.		2nd Lien Term Loan	8.75% (3M LIBOR + 7.75%)	1/10/2027			4,502	4,412	(e)(f)
Imprivata, Inc.		2nd Lien Term Loan	7.78 (SOFR + 6.25%)%	12/1/2028			6,384	6,320	(e)(f)
IQN Holding Corp.		1st Lien Revolver		5/2/2028			628	(6	)(e)(h)
IQN Holding Corp.		1st Lien Term Loan	6.90 (SOFR + 5.50%)%	5/2/2029			6,485	6,420	(e)(f)
IQN Holding Corp.		1st Lien Delayed Draw Term Loan		5/2/2029			1,342	(13	)(e)(h)
IQS, Inc.		1st Lien Term Loan	6.00% (3M LIBOR + 5.00%)	7/2/2026			538	538	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
IQS, Inc.		1st Lien Term Loan	8.00% (3M LIBOR + 7.00%)	7/2/2026			$138	$138	(e)(f)
IQS, Inc.		1st Lien Term Loan	7.28% (3M LIBOR + 5.75%)	7/2/2026			1,088	1,088	(e)(f)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delayed Draw Term Loan	8.72 (SONIA + 7.75%)%	11/26/2025			£1,000	1,133	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver		12/1/2025			460	(41	)(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	5.61 LIBOR + 4.00%)% (1M	12/1/2027			55	47
Ivanti Software, Inc.		1st Lien Term Loan	5.85% (3M LIBOR + 4.25%)	12/1/2027			5,592	4,790
Ivanti Software, Inc.		2nd Lien Term Loan	8.85% (3M LIBOR + 7.25%)	12/1/2028			5,000	4,550
Kaseya Inc.		1st Lien Revolver		6/25/2029			2,365	(47	)(e)(h)
Kaseya Inc.		1st Lien Term Loan	8.29 (SOFR + 5.75%)%	6/25/2029			39,056	38,275	(e)(f)
Kaseya Inc.		1st Lien Delayed Draw Term Loan		6/25/2029			2,365	(47	)(e)(h)
MA Financeco., LLC		1st Lien Term Loan	5.92% (3M LIBOR + 4.25%)	6/5/2025			1,315	1,200	(e)
Magnesium BorrowerCo, Inc.		1st Lien Term Loan	6.94 (SONIA + 5.75%)%	5/18/2029			£7,053	8,420	(e)(f)
Magnesium BorrowerCo, Inc.		1st Lien Term Loan	7.36 (SOFR + 5.75%)%	5/18/2029			38,568	37,797	(e)(f)
Magnesium BorrowerCo, Inc.		1st Lien Delayed Draw Term Loan		5/18/2029			3,831	(77	)(e)(h)
Majesco		1st Lien Revolver		9/21/2026			624	—	(e)(h)
Majesco		1st Lien Term Loan	9.51% (3M LIBOR + 7.25%)	9/21/2027			7,952	7,952	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	7.00 EURIBOR + 7.00%)% (6M	2/11/2029			€3,600	3,773	(e)(f)
McAfee Corp.		1st Lien Term Loan	5.70 (SOFR + 4.00%)%	3/1/2029			6,208	5,634

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	5.42 LIBOR + 3.75%)% (1M	9/13/2024			$9,142	$8,589
Mitchell International, Inc.		2nd Lien Term Loan	8.10% (3M LIBOR + 6.50%)	10/15/2029			11,352	10,642
MMIT Holdings, LLC		1st Lien Revolver		9/15/2027			651	—	(e)(h)
MMIT Holdings, LLC		1st Lien Term Loan	8.50% (3M LIBOR + 6.25%)	9/15/2027			7,591	7,667	(e)(f)
MRI Software LLC		1st Lien Revolver		2/10/2026			508	(5	)(e)(h)
MRI Software LLC		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	2/10/2026			1,234	1,222	(e)
MRI Software LLC		1st Lien Term Loan	7.75% (3M LIBOR + 5.50%)	2/10/2026			6,651	6,584	(e)(f)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			1,500	(15	)(e)(h)
NortonLifeLock Inc.		1st Lien Term Loan		1/28/2029			5,360	5,071	(i)
Oakley Ekomid Limited	United Kingdom	1st Lien Term Loan	7.00% (3M EURIBOR + 6.75%)	6/23/2025			€2,363	2,476	(e)
Oakley Ekomid Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 6.75%)	6/23/2025			€1,688	1,183	(e)(h)
OpenMarket Inc.		1st Lien Term Loan	8.50% (3M LIBOR + 6.25%)	9/17/2026			6,994	6,994	(e)(f)
Park Place Technologies, LLC		1st Lien Term Loan	6.63 (SOFR + 5.00%)%	11/10/2027			1,762	1,688	(e)(f)
Park Place Technologies, LLC		2nd Lien Term Loan	10.06 LIBOR + 9.00%)% (1M	11/10/2028			9,474	9,474	(e)(f)
PDI TA Holdings, Inc.		1st Lien Revolver	5.54% (3M LIBOR + 4.50%)	10/24/2024			205	49	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	5.54% (3M LIBOR + 4.50%)	10/24/2024			2,353	2,329	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.50% (3M LIBOR + 8.50%)	10/24/2025			114	114	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.57% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,107	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
PDI TA Holdings, Inc.		2nd Lien Term Loan	9.57% (3M LIBOR + 8.50%)	10/24/2025			$131	$131	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan	9.54% (3M LIBOR + 8.50%)	10/24/2025			138	138	(e)
Pluralsight, Inc.		1st Lien Revolver		4/6/2027			1,204	—	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	9.00% (3M LIBOR + 8.00%)	4/6/2027			16,506	16,506	(e)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	5.18% (3M LIBOR + 4.00%)	4/24/2028			13,468	12,148	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolver		3/5/2027			608	—	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	6.92 LIBOR + 5.25%)% (1M	3/5/2027			3,785	3,785	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan	6.92 LIBOR + 5.25%)% (1M	3/5/2027			2,551	527	(e)(h)
Project Essential Bidco, Inc.		1st Lien Revolver		4/20/2027			121	(2	)(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	6.75% (3M LIBOR + 5.75%)	4/20/2028			4,077	3,996	(e)(f)
Proofpoint, Inc.		1st Lien Revolver		8/31/2026			240	(5	)(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	4.82% (3M LIBOR + 3.25%)	8/31/2028			6,481	6,009
Proofpoint, Inc.		2nd Lien Term Loan	7.82% (3M LIBOR + 6.25%)	8/31/2029			5,431	5,322	(e)
QF Holdings, Inc.		1st Lien Revolver		12/15/2027			317	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	7.54% (3M LIBOR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	8.76% (3M LIBOR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		12/15/2027			263	—	(e)(h)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.54% (3M LIBOR + 6.25%)	12/15/2027			263	263	(e)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolver		10/5/2027			$498	$—	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	8.25% (3M LIBOR + 6.00%)	10/5/2028			3,199	3,199	(e)(f)
RealPage, Inc.		2nd Lien Term Loan	8.17 LIBOR + 6.50%)% (1M	4/23/2029			9,423	9,423	(e)(f)
Relativity ODA LLC		1st Lien Revolver		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	9.15 LIBOR + 8.00%)% (1M	5/12/2027			6,994	6,994	(e)(g)
Revalize, Inc.		1st Lien Revolver	8.00% (3M LIBOR + 5.75%)	4/15/2027			227	142	(e)(h)
Revalize, Inc.		1st Lien Delayed Draw Term Loan		4/15/2027			1,350	—	(e)(h)
Revalize, Inc.		1st Lien Delayed Draw Term Loan	8.00% (3M LIBOR + 5.75%)	4/15/2027			2,753	2,753	(e)
RMS Holdco II, LLC		1st Lien Revolver		12/16/2027			883	—	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	8.00% (3M LIBOR + 5.75%)	12/16/2027			7,193	7,193	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	4.92 LIBOR + 3.25%)% (1M	12/31/2025			5,333	4,997
Smarsh Inc.		1st Lien Revolver		2/16/2029			227	(5	)(e)(h)
Smarsh Inc.		1st Lien Term Loan	6.98 (SOFR + 6.50%)%	2/16/2029			3,561	3,525	(e)(f)
Smarsh Inc.		1st Lien Delayed Draw Term Loan		2/16/2029			890	(9	)(e)(h)
Sophia, L.P.		1st Lien Term Loan	5.50% (3M LIBOR + 3.25%)	10/7/2027			10,663	9,924
Sophia, L.P.		2nd Lien Term Loan	10.25% (3M LIBOR + 8.00%)	10/9/2028			10,498	10,498	(e)(f)
Storable, Inc.		2nd Lien Term Loan	9.33 (SOFR + 6.75%)%	4/16/2029			9,527	9,336	(e)(f)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Sundance Group Holdings, Inc.		1st Lien Revolver	8.14% (3M LIBOR + 6.25%)	7/2/2027			$1	$1	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	7.25% (3M LIBOR + 6.25%)	7/2/2027			1,510	1,510	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan		7/2/2027			453	—	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Revolver	7.67% (3M LIBOR + 5.50%)	8/29/2025			458	339	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026			439	434	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	7.00% (3M LIBOR + 5.50%)	8/28/2026			2,311	2,288	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	6.50% (3M LIBOR + 5.50%)	8/28/2026			489	484	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 6.00%)	8/28/2026			493	488	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	7.00% (3M LIBOR + 5.50%)	8/31/2026			920	395	(e)(h)
The Ultimate Software Group, Inc.		1st Lien Revolver	5.42 LIBOR + 3.75%)% (1M	5/3/2024			1	—	(e)(h)
TIBCO Software Inc		1st Lien Term Loan	5.42 LIBOR + 3.75%)% (1M	6/30/2026			687	671
TIBCO Software Inc		2nd Lien Term Loan	8.92 LIBOR + 7.25%)% (1M	3/3/2028			5,005	4,897
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.48 (SONIA + 6.42%)%	6/30/2028			£1,464	1,783	(e)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.48 (SONIA + 6.42%)%	6/30/2028			£5,529	6,735	(e)(f)
WebPT, Inc.		1st Lien Revolver 6.75%)	8.07% (3M LIBOR +	1/18/2028			216	43	(e)(h)
WebPT, Inc.		1st Lien Term Loan	8.32% (3M LIBOR + 6.75%)	1/18/2028			2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027			504	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	6.50% (3M LIBOR + 5.50%)	1/20/2027			$3,079	$3,079	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027			609	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolver		6/29/2027			460	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	9.40 (SOFR + 7.25%)%	6/29/2027			4,247	4,247	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan		6/29/2027			1,524	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	9.30 (SOFR + 7.25%)%	6/29/2027			1,387	1,387	(e)(g)
WSBidCo Limited	Jersey	1st Lien Revolver		12/16/2027			£882	—	(e)(h)(i)
WSBidCo Limited	Jersey	1st Lien Term Loan	7.81 (SONIA + 6.75%)%	6/16/2028			£2,679	3,263	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delayed Draw Term Loan		6/16/2028			£2,679	—	(e)(h)(i)
								719,312		30.63%
Technology Hardware & Equipment
Chariot Buyer LLC		1st Lien Revolver	5.12 LIBOR + 3.50%)% (1M	11/3/2026			100	26	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	9.00% (3M LIBOR + 6.75%)	11/5/2029			13,662	12,843	(e)(f)
CPI International, Inc.		1st Lien Term Loan	5.99% (3M LIBOR + 4.75%)	7/26/2024			5,798	5,740	(e)(f)
CPI International, Inc.		2nd Lien Term Loan	8.49% (3M LIBOR + 7.25%)	7/26/2025			4,553	4,371	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027			1,312	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	6.98% (3M LIBOR + 4.75%)	2/22/2028			7,364	7,364	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028			1,017	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolver		12/18/2025			331	—	(e)(h)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Micromeritics Instrument Corp.		1st Lien Term Loan	7.38% (3M LIBOR + 4.50%)	12/18/2025				$2,098	$2,098	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	6.90% (3M CIBOR + 6.90%)	2/29/2028			DKK	20,066	2,828	(e)
MWG BidCo ApS	Denmark	1st Lien Delayed Draw Term Loan		2/29/2028			DKK	4,934	—	(e)(h)
Octo Consulting Group, LLC		1st Lien Term Loan	6.92 LIBOR + 5.25%)% (1M	4/30/2025				1,280	1,280	(e)(f)
Octo Consulting Group, LLC		1st Lien Term Loan	6.67 LIBOR + 5.00%)% (1M	4/30/2025				2,050	2,050	(e)(f)
Repairify, Inc.		1st Lien Revolver		6/14/2027				766	—	(e)(h)
Repairify, Inc.		1st Lien Term Loan	7.88% (3M LIBOR + 5.00%)	6/14/2027				3,544	3,544	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	7.76% (3M LIBOR + 5.50%)	10/2/2028				1,614	1,614	(e)(f)
ViaSat, Inc.		1st Lien Term Loan	6.14 (SOFR + 4.50%)%	3/2/2029				2,997	2,784
Wildcat BuyerCo, Inc.		1st Lien Revolver	6.99 (SOFR + 5.75%)%	2/27/2026				255	31	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	7.95% (SOFR + 5.75%)	2/27/2026				2,017	2,017(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	7.80 (SOFR + 5.75%)%	2/27/2026				1,187	1,187	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	7.42 (SOFR + 5.75%)%	2/27/2026				420	420	(e)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	7.95 (SOFR + 5.75%)%	2/27/2026				1,067	1,067	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	7.59 (SOFR + 5.75%)%	2/27/2026				981	512	(e)(h)
									51,776		2.20%
Telecommunication Services
Aventiv Technologies, LLC		1st Lien Term Loan	5.50% (3M LIBOR + 4.50%)	11/1/2024				2,619	2,375	(i)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
CB-SDG LIMITED	United Kingdom	1st Lien Term Loan		4/2/2026			£3,041	$2,964	(e)(f)(g)(j)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.50 EURIBOR + 6.25%)% (6M	9/14/2026			€761	825	(e)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.75% (3M EURIBOR + 6.50%)	9/14/2026			€973	535	(e)(h)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.75 EURIBOR + 7.50%)% (6M	9/14/2026			€2,771	2,947	(e)(f)
Delta Topco, Inc.		1st Lien Term Loan	5.84% (3M LIBOR + 3.75%)	12/1/2027			42	38
Delta Topco, Inc.		2nd Lien Term Loan	9.34% (3M LIBOR + 7.25%)	12/1/2028			3,964	3,370	(e)
Panther NewCo	France	1st Lien Term Loan	5.75% (3M EURIBOR + 5.75%)	5/24/2029			€12,084	12,664	(e)
Panther NewCo	France	1st Lien Delayed Draw Term Loan		5/24/2029			€3,498	—	(e)(h)
Securus Technologies Holdings, Inc.		2nd Lien Term Loan		11/1/2025			5,692	5,212	(i)
Zayo Group Holdings, Inc.		1st Lien Term Loan	4.67 LIBOR + 3.00%)% (1M	3/9/2027			2,191	2,013
								32,943		1.40%
Transportation
Commercial Trailer Leasing, Inc.		1st Lien Revolver		1/19/2026			741	—	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	7.26 (SOFR + 6.25%)%	1/19/2026			11,974	11,974	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	7.25 (SOFR + 6.25%)%	1/19/2026			1,448	1,448	(e)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00%	1/19/2027			2,222	2,222	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Revolver		4/3/2028			3,871	—(e)(h)
Draken Bidco Limited	United Kingdom	1st Lien Term Loan		4/2/2029			10,560	—	(e)(f)(h)(i)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Draken Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		4/2/2029			$1,440	$—	(e)(h)(i)
First Student Bidco Inc.		1st Lien Term Loan	5.23% (3M LIBOR + 3.00%)	7/21/2028			4,012	3,576
Neovia Logistics, LP		1st Lien Revolver	10.13 LIBOR + 8.50%)% (1M	2/7/2024			73	73	(e)(g)
Neovia Logistics, LP		1st Lien Term Loan	7.54% (3M LIBOR + 6.50%)	5/8/2024			689	689	(e)
Neovia Logistics, LP		2nd Lien Term Loan		11/8/2024			1,456	707	(e)(g)(j)
Shur-Co Acquisition, Inc.		1st Lien Revolver		6/30/2027			441	—	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	8.26% (3M LIBOR + 6.00%)	6/30/2027			2,366	2,366	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	8.20% (3M LIBOR + 6.00%)	6/30/2027			251	251	(e)(f)
								23,306		0.99%
Utilities
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	8/20/2028			€9,500	9,459	(e)(f)
WIN Waste Innovations Holdings Inc.		1st Lien Term Loan	5.00% (3M LIBOR + 2.75%)	3/24/2028			5,142	4,873
								14,332		0.61%
Total Senior Loans (Cost $2,725,416)								2,640,014		112.43%
Subordinated Loans(b)(c)(d)(e)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Term Loan		9/3/2024			253	193	(g)(j)
								193		0.01%
Consumer Services
KeyStone Sub- Debt HoldCo, LLC		Subordinated Term Loan	10.00%	1/20/2027			9,605	9,605	(g)
								9,605		0.41%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Term Loan	8.90 (SOFR + 7.75%)%	12/31/2025			$22,643	$22,643
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	8.90 (SOFR + 7.75%)%	12/31/2025			2,803	2,803
								25,446		1.08%
Total Subordinated Loans (Cost $34,285)								35,244		1.50%
Corporate Bonds(b)(c)
Banks
Rocket Mortgage LLC			3.63%	3/1/2029			1,000	786	(d)
								786		0.03%
Capital Goods
LBM Acquisition LLC			6.25%	1/15/2029			8,174	5,263	(d)
PowerTeam Services, LLC			9.03%	12/4/2025			12,790	10,306	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			4,620	3,756	(d)
SPX Flow, Inc.			8.75%	4/1/2030			424	355	(d)
SRS Distribution Inc.			6.00%	12/1/2029			5,000	3,926	(d)
Tutor Perini Corporation			6.88%	5/1/2025			7,988	6,528	(d)
								30,134		1.28%
Commercial & Professional Services
GFL Environmental Inc.	Canada		4.38%	8/15/2029			1,475	1,187	(d)
Neighborly Issuer LLC			3.58%	4/30/2051			25	21	(d)(e)
VRC Companies, LLC			12.00%	6/29/2028			25	25	(e)
								1,233		0.05%
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Consumer Durables & Apparel
Ashton Woods USA LLC			4.63%	8/1/2029			$1,600	$1,200	(d)
Ashton Woods USA LLC			4.63%	4/1/2030			520	382	(d)
								1,582		0.07%
Consumer Services
1011778 BC ULC	Canada		4.38%	1/15/2028			1,190	1,040	(d)
AB Issuer LLC			3.73%	7/30/2051			25	22	(d)(e)
ServiceMaster Funding LLC			3.34%	1/30/2051			25	21	(d)(e)
								1,083		0.05%
Diversified Financials
BCC Blueprint Investments, LLC			9.30%	9/15/2026			640	640	(e)(g)
BCP V Modular Services Finance II PLC	United Kingdom		6.13%	11/30/2028			£780	741
Castor S.p.A.	Italy		5.25% (3M EURIBOR + 5.25%)	2/15/2029			€2,000	1,935	(d)
Coinbase Global Inc			3.63%	10/1/2031			825	468	(d)
HighTower Holding, LLC			6.75%	4/15/2029			2,457	1,847	(d)
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€2,000	1,719
SoFi Technologies Inc			0.00%	10/15/2026			5,874	3,836	(d)(l)
WAX 2022-1			5.50%	3/15/2052			19,000	18,164	(d)(e)
								29,350		1.25%
Energy
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,580	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	255
CITGO Holding Inc			9.25%	8/1/2024			3,000	2,903	(d)
ITT Holdings LLC			6.50%	8/1/2029			7,137	5,710	(d)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
New Fortress Energy Inc			6.50%	9/30/2026			$4,300	$3,892	(d)
Summit Midstream Holdings LLC			5.75%	4/15/2025			596	466
								14,806		0.63%
Food & Staples Retailing
NBC Funding LLC			2.99%	7/30/2051			25	22	(d)(e)
								22		0.00%
Food & Beverage
Simmons Foods Inc			4.63%	3/1/2029			3,500	2,941	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	71	(d)
								3,012		0.13%
Health Care Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			7,618	4,990	(d)
Lifepoint Health Inc			4.38%	2/15/2027			1,613	1,382	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			5,938	4,149	(d)
								10,521		0.45%
Insurance
Ardonagh Midco 2 PLC	United Kingdom		11.50%	1/15/2027			39	40	(d)
NFP Corp.			6.88%	8/15/2028			2,624	2,183	(d)
								2,223		0.09%
Materials
Chemours Company, The			4.63%	11/15/2029			3,003	2,362	(d)
Constellium SE	France		5.63%	6/15/2028			1,000	893	(d)
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	609	(d)
Mauser Packaging Solutions Holding Company			7.25%	4/15/2025			6,968	6,080	(d)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Venator Finance Sarl	Luxembourg		5.75%	7/15/2025			$4,245	$3,399	(d)
Venator Finance Sarl	Luxembourg		9.50%	7/1/2025			287	287	(d)
								13,630		0.58%
Media & Entertainment
Altice Financing S.A.	Luxembourg		5.00%	1/15/2028			7,000	5,570	(d)
Aventine Holdings II LLC			10.25%	12/23/2030			11,527	11,412	(e)(g)
CCO Holdings LLC			4.25%	2/1/2031			969	790	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	2,957	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	669	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,340	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	2,482	(d)
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	353	(d)
								25,573		1.09%
Real Estate
Brookfield Property REIT Inc.			5.75%	5/15/2026			4,183	3,803	(d)
HAT Holdings I LLC			3.75%	9/15/2030			4,880	3,892	(d)
Iron Mountain Inc			4.88%	9/15/2029			1,049	899	(d)
Iron Mountain Inc			5.25%	7/15/2030			4,089	3,555	(d)
								12,149		0.52%
Retailing
Carvana Co			4.88%	9/1/2029			750	427	(d)
HSE Finance Sarl	Luxembourg		5.75% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	3,339
SCIH Salt Holdings Inc.			4.88%	5/1/2028			3,009	2,498	(d)
								6,264		0.27%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Software & Services
AffiniPay Intermediate Holdings, LLC			12.75%	6/9/2030			$3,260	$3,260	(e)(g)
AffiniPay Intermediate Holdings, LLC			11.50% (3M LIBOR + 10.00%)	6/9/2030			1,777	1,777	(e)
Castle US Holding Corporation			9.50%	2/15/2028			594	508	(d)
Condor Merger Sub Inc			7.38%	2/15/2030			1,000	817	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,408	1,408	(e)(g)
MicroStrategy Inc			0.00%	2/15/2027			1,000	433
								8,203		0.35%
Technology Hardware & Equipment
Avaya Inc.			6.13%	9/15/2028			1,302	850	(d)
CommScope Inc			8.25%	3/1/2027			6,142	4,855	(d)
ViaSat, Inc.			6.50%	7/15/2028			2,790	1,922	(d)
								7,627		0.32%
Telecommunication Services
Telesat Canada / Telesat LLC	Canada		5.63%	12/6/2026			4,420	2,751	(d)
Telesat Canada / Telesat LLC	Canada		6.50%	10/15/2027			2,509	1,054	(d)
								3,805		0.16%
Utilities
Calpine Corporation			4.50%	2/15/2028			1,750	1,587	(d)
								1,587		0.07%
Total Corporate Bonds (Cost $208,083)								173,590		7.39%
Collateralized Loan Obligations — Debt(b)(c)(d)(e)
AIMCO 2021-15	Cayman Islands		6.99% (3M LIBOR + 5.95%)	10/17/2034			750	639
AMMC 2012-11	Cayman Islands		7.09% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,225

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
AMMC 2018-22	Cayman Islands		6.68% (3M LIBOR + 5.50%)	4/25/2031			$750	$642
ATCLO 2016-7	Cayman Islands		9.60% (3M LIBOR + 8.05%)	11/27/2031			875	564
ATRM 13	Cayman Islands		7.23% (3M LIBOR + 6.05%)	11/21/2030			900	804
ATRM 9	Cayman Islands		8.05% (3M LIBOR + 6.45%)	5/28/2030			2,000	1,795
BCC 2019-2	Cayman Islands		7.36% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,098
BCC 2019-4	Cayman Islands		9.02 (SOFR + 7.99%)%	4/23/2035			6,000	5,783
BCC 2021-3	Cayman Islands		7.68% (3M LIBOR + 6.50%)	7/24/2034			500	439
BCC 2022-2	Jersey		9.17 (SOFR + 7.84%)%	4/22/2035			8,000	7,678
CANYC 2018-1	Cayman Islands		6.79% (3M LIBOR + 5.75%)	7/15/2031			850	703
CANYC 2020-1	Cayman Islands		7.39% (3M LIBOR + 6.35%)	7/15/2034			1,452	1,262
CEDF 2018-9	Cayman Islands		6.41% (3M LIBOR + 5.35%)	4/20/2031			250	223
CIFC 2014-3	Cayman Islands		7.24% (3M LIBOR + 6.10%)	10/22/2031			522	463
DEN12 2016-1	Cayman Islands		6.94% (3M LIBOR + 5.90%)	4/15/2031			750	592
DEN14 2016-1	Cayman Islands		7.53% (3M LIBOR + 6.35%)	10/23/2031			750	595
DEN16 2018-1	Cayman Islands		3.66% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,269
DRSLF 2013-28	Cayman Islands		9.16% (3M LIBOR + 7.75%)	8/15/2030			500	431
DRSLF 2018-55	Cayman Islands		6.44% (3M LIBOR + 5.40%)	4/15/2031			375	324

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
DRSLF 2018-57	Cayman Islands		6.61% (3M LIBOR + 5.20%)	5/15/2031			$500	$429
DRSLF 2018-58	Cayman Islands		6.39% (3M LIBOR + 5.35%)	7/17/2031			1,000	869
DRSLF 2018-70	Cayman Islands		7.11% (3M LIBOR + 6.05%)	1/16/2032			250	223
ELMW8 2021-1	Cayman Islands		9.06% (3M LIBOR + 8.00%)	1/20/2034			750	682
FILPK 2018-1	Cayman Islands		6.44% (3M LIBOR + 5.40%)	7/15/2030			288	256
FLAT 2021-1	Cayman Islands		7.04% (3M LIBOR + 6.00%)	7/19/2034			250	214
GLD10 2015-10	Cayman Islands		6.71% (3M LIBOR + 5.65%)	7/20/2031			750	661
ICG 2018-1	Cayman Islands		6.25% (3M LIBOR + 5.15%)	4/21/2031			500	405
INGIM 2013-3	Cayman Islands		6.94% (3M LIBOR + 5.90%)	10/18/2031			1,250	1,019
KKR 2022-41	Cayman Islands		7.39 (SOFR + 6.70%)%	4/15/2035			1,500	1,362
KKR 34	Cayman Islands		7.89% (3M LIBOR + 6.85%)	7/15/2034			600	538
MDPK 2014-14	Cayman Islands		8.91% (3M LIBOR + 7.77%)	10/22/2030			1,000	804
MDPK 2016-22	Cayman Islands		7.74% (3M LIBOR + 6.70%)	1/15/2033			550	496
MDPK 2018-27	Cayman Islands		6.06% (3M LIBOR + 5.00%)	4/20/2030			650	558
MDPK 2018-28	Cayman Islands		8.64% (3M LIBOR + 7.60%)	7/15/2030			500	406
MDPK 2020-46	Cayman Islands		7.29% (3M LIBOR + 6.25%)	10/15/2034			750	670
OCT35 2018-1	Cayman Islands		6.26% (3M LIBOR + 5.20%)	1/20/2031			1,500	1,209

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
OHALF 2015-1	Cayman Islands		7.69% (3M LIBOR + 6.65%)	1/19/2037			$860	$784
OHALF 2016-1	Cayman Islands		7.41% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,602
RSRVA 2016-3	Cayman Islands		7.54% (3M LIBOR + 6.50%)	1/18/2034			500	439
TFLAT 2018-1	Cayman Islands		7.39% (3M LIBOR + 6.15%)	1/29/2032			250	217
VENTR 2019-36	Cayman Islands		7.98% (3M LIBOR + 6.92%)	4/20/2032			300	247
VENTR 2019-37	Cayman Islands		7.99% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,497
VOYA 2019-4	Cayman Islands		7.75% (3M LIBOR + 6.71%)	1/15/2035			500	442
WELF 2017-3	Cayman Islands		6.59% (3M LIBOR + 5.55%)	1/17/2031			1,000	819
WELF 2018-3	Cayman Islands		7.31% (3M LIBOR + 6.25%)	1/20/2032			250	216
WOODS 2018-12	Cayman Islands		7.62% (3M LIBOR + 5.79%)	6/15/2031			750	579
Total Collateralized Loan Obligations — Debt (Cost $52,261)								47,172	2.01%
Collateralized Loan Obligations — Equity(d)(e)
AIMCO 2020-11	Cayman Islands		22.78%	10/17/2034			7,258	6,226
AIMCO 2021-16	Cayman Islands		15.26%	1/17/2035			5,600	4,427
ANCHC 2021-20	Cayman Islands		6.74%	1/20/2035			4,650	3,074
ANCHF 2016-3	Cayman Islands		12.37%	1/28/2039			520	364
ATRM 15	Cayman Islands		15.80%	1/23/2031			4,080	2,377
AVERY 2015-6	Cayman Islands		0.00%	8/5/2027			314	5
BABSN 2021-2	Cayman Islands		14.80%	7/15/2034			5,000	4,286
BCC 2017-2	Cayman Islands		16.88%	7/25/2034			3,461	2,482
BCC 2018-1	Cayman Islands		18.28%	4/23/2031			1,420	753

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
BCC 2019-1	Cayman Islands		21.26%	4/18/2032			$1,400	$884
BCC 2019-2	Cayman Islands		24.58%	10/17/2032			810	545
BCC 2020-1	Cayman Islands		28.55%	4/18/2033			1,250	885
BCC 2020-2	Cayman Islands		38.28%	7/19/2034			800	540
BCC 2021-2	Cayman Islands		13.61%	7/16/2034			1,000	632
BCC 2022-1	Cayman Islands		17.00%	4/18/2035			6,750	5,407
CANYC 2019-1	Cayman Islands		20.44%	4/15/2032			2,798	1,707
CBAM 2021-15	Cayman Islands		0.00%	1/15/2036			2,750	2,066
CEDF 2016-5	Cayman Islands		22.11%	7/17/2031			2,000	1,454
CEDF 2017-8	Cayman Islands		14.47%	10/17/2034			365	191
CGMS 2018-3	Cayman Islands		0.00%	10/15/2030			750	293
CGMS 2018-4	Cayman Islands		19.27%	1/20/2031			2,310	1,177
CGMS 2019-3	Cayman Islands		20.86%	10/20/2032			3,875	2,578
CGMS 2021-8	Cayman Islands		19.46%	10/15/2034			1,000	709
CIFC 2015-4	Cayman Islands		13.24%	4/20/2034			2,252	973
CIFC 2018-5	Cayman Islands		19.38%	1/15/2032			625	351
CIFC 2019-1	Cayman Islands		23.02%	4/20/2032			1,500	906
CIFC 2019-FAL	Cayman Islands		11.95%	1/20/2033			3,050	2,193
CIFC 2020-3	Cayman Islands		13.23%	10/20/2034			1,000	849
CIFC 2021-5	Cayman Islands		15.59%	7/15/2034			5,200	4,143
DAVIS 2022-1	Cayman Islands		0.00%	4/20/2035			14,500	—
DAVIS 2022-1	Cayman Islands		11.60%	4/20/2035			7,250	5,308
DRSLF 2013-28	Cayman Islands		25.79%	8/15/2030			1,406	258
DRSLF 2018-58	Cayman Islands		22.71%	7/17/2031			3,125	1,709

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
DRSLF 2020-78	Cayman Islands		21.39%	4/17/2033			$10,625	$7,525
DRSLF 2022-108	Jersey			7/18/2035			875	691	(l)
DRSLF 2022-98	Cayman Islands		16.18%	4/20/2035			5,000	4,165
Eastland Investors Corp	Cayman Islands		0.00%	5/1/2023			—	58
ELM11 2021-4	Cayman Islands		16.56%	10/20/2034			4,050	3,360
ELMW5 2020-2	Cayman Islands		27.84%	7/24/2031			2,500	2,193
ELMW8 2021-1	Cayman Islands		16.35%	1/20/2034			1,353	1,005
HRPK 2020-1	Cayman Islands		14.00%	4/20/2034			3,500	2,909
ICG 2020-1	Cayman Islands		19.10%	1/20/2035			500	327
ICG 2021-1	Cayman Islands		15.68%	4/17/2034			600	409
ICG 2021-1	Cayman Islands		16.38%	4/17/2034			2,000	1,362
INVCO 2021-3	Cayman Islands		0.00%	10/22/2034			366	91
INVCO 2021-3	Cayman Islands		12.24%	10/22/2034			3,657	2,438
IVZ 2021-2	Cayman Islands		0.00%	7/15/2034			44	10
IVZ 2021-2	Cayman Islands		13.58%	7/15/2034			440	297
MAGNE 2012-6	Cayman Islands		0.00%	9/15/2023			1,241	—
MAGNE 2020-28	Cayman Islands		18.62%	1/20/2035			5,250	4,114
MDPK 2016-22	Cayman Islands		13.82%	1/15/2033			7,400	3,965
MDPK 2018-28	Cayman Islands		19.19%	7/15/2030			3,000	1,757
MDPK 2018-31	Cayman Islands		18.47%	1/23/2048			4,250	2,731
MDPK 2018-32	Cayman Islands		24.88%	1/22/2048			1,250	833
MDPK 2019-37	Cayman Islands		21.92%	7/15/2049			7,500	6,217
MDPK 2021-50	Cayman Islands		12.60%	4/19/2034			2,500	1,991
MDPK 2021-59	Cayman Islands		13.03%	1/18/2034			6,000	4,811

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
MDPK 2022-53	Cayman Islands		13.47%	4/21/2035			$6,000	$4,863
NBCLO 2017-1	Cayman Islands		60.49%	7/25/2030			250	113
NEUB 2016-23	Cayman Islands		0.00%	10/17/2027			29	1
OAKC 2012-7	Cayman Islands		12.16%	2/20/2034			500	280
OAKC 2014-10R	Cayman Islands		11.69%	4/20/2034			750	331
OAKC 2014-10R	Cayman Islands		10.83%	4/20/2034			1,493	658
OAKC 2017-15	Cayman Islands		19.62%	1/20/2030			1,360	777
OAKC 2021-16	Cayman Islands		14.68%	10/18/2034			4,575	3,647
OAKCL 2018-1	Cayman Islands		23.28%	10/20/2030			2,850	995
OAKCL 2019-2	Cayman Islands		18.55%	4/15/2031			3,860	1,794
OAKCL 2019-3	Cayman Islands		14.23%	10/20/2034			6,229	3,622
OHALF 2013-1	Cayman Islands		16.74%	7/23/2031			876	306
OHALF 2016-1	Cayman Islands		17.08%	1/20/2033			8,800	5,784
RESPK 2020-1	Cayman Islands		0.00%	10/15/2034			2,953	168
RESPK 2020-1	Cayman Islands		17.33%	10/15/2034			2,953	1,948
ROCKP 2021-1	Cayman Islands		0.00%	4/20/2034			4,200	115
ROCKP 2021-1	Cayman Islands		13.17%	4/20/2034			2,100	1,511
RRAM 2017-2	Cayman Islands		11.35%	10/15/2117			500	324
RRAM 2019-6	Cayman Islands		12.62%	4/15/2036			1,000	816
RRAM 2020-8	Cayman Islands		12.85%	4/15/2120			550	399
RRAM 2021-14	Cayman Islands		11.66%	4/15/2121			750	525
RRAM 2021-17	Cayman Islands		14.75%	7/15/2034			1,000	690
RRAM 2021-19	Cayman Islands		12.74%	10/15/2035			1,166	904
SPEAK 2018-5	Cayman Islands		0.00%	4/25/2031			2,500	1,213

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
SPEAK 2020-8	Cayman Islands		17.95%	4/20/2033			$6,350	$4,488
STCR 2017-1	Cayman Islands		17.38%	10/15/2030			250	92
Symphony CLO XI Ltd	Cayman Islands		2.42%	1/17/2025			1	—
WELF 2017-3	Cayman Islands		21.83%	1/17/2031			250	88
WELF 2018-3	Cayman Islands		18.96%	1/20/2032			2,400	992
WELF 2020-1	Cayman Islands		19.75%	4/15/2033			5,955	3,428
WLLMN 2021-1	Cayman Islands		0.00%	7/15/2034			5,100	203
WLLMN 2021-1	Cayman Islands		13.63%	7/15/2034			2,550	1,963
YCLO 2019-2	Cayman Islands		21.01%	1/22/2033			4,000	3,007
Total Collateralized Loan Obligations — Equity (Cost $170,269)								159,056		6.77%
Common Stocks
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		—	(d)(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		33	(d)(e)(k)
Metis Topco, LP					5/4/2021	50		62	(d)(e)(k)
Sun TopCo, LP		Class A			9/8/2021	1,000		122	(d)(e)(k)
								217		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		47	(d)(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		60	(d)(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		111	(k)
								218		0.01%
Commercial & Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		43	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		86	(d)(e)(k)
IRI Parent, L.P.		Class A-1			11/29/2018	250		97	(d)(e)(k)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
KKR Nest Co-Invest L.P.					9/28/2021	50,000		$51	(d)(e)(k)
Laboratories Topco LLC		Class A			7/23/2021	33,333		51	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A			12/16/2021	15		42	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		202	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		55	(d)(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		109	(d)(e)(k)
SSE Parent, LP		Class A-1			6/30/2020	25		3	(d)(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		3	(d)(e)(k)
Tiger Parent Inc. (IPS)					11/22/2021	268		4,877	(d)(e)(k)
								5,619		0.24%
Consumer Durables & Apparel
Centric Brands GP LLC					10/9/2020	9,495		336	(d)(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		59	(d)(e)(k)
								395		0.02%
Consumer Services
CMG Buyer Holdings, Inc.					5/19/2022	5		50	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/6/2021	50		52	(d)(e)(k)
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		94	(d)(e)(k)
ZBS Mechanical Group Co-Invest Fund 2, LLC					10/7/2021	50,000		223	(d)(e)(k)
								419		0.02%
Diversified Financials
Apollo Tactical Income Fund Inc					1/12/2021	811		10
BCC Blueprint Investments, LLC					9/15/2021	593,263		538	(d)(e)(k)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Blackstone Strategic Credit Fund					10/28/2020	3,073		$34
Blackstone/ GSO Long-Short Credit Income Fund					1/14/2021	70		1
LaRousseCo Limited	Jersey	Class A			9/24/2021	6,784		606	(d)(e)(k)
Owl Rock Capital Corp					8/18/2020	2,500		31
Sera 2021 LLC		Class A			3/30/2021	3		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(d)(e)(k)
TVG-TMG Holdings, LLC					3/31/2022	50		—	(d)(e)(k)
								1,220		0.05%
Energy
Antero Resources Corp					7/28/2021	16,111		494	(k)
SilverBow Resources, Inc.					6/30/2022	16,722		474	(d)(k)
Summit Midstream Partners LP					2/25/2022	20,000		255	(k)
								1,223		0.05%
Food & Staples Retailing
KCAKE Holdings Inc.					5/14/2021	50		56	(d)(e)(k)
ZB Parent LLC					2/9/2022	50		51	(d)(e)(k)
								107		0.00%
Food & Beverage
PPC CHG Blocker LLC					12/10/2021	1		48	(d)(e)(k)
								48		0.00%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Health Care Equipment & Services
Asclepius Holdings LLC					2/28/2022	448		$—	(d)(e)(f)(k)
BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		45	(d)(e)(k)
Bearcat Parent, Inc.					7/9/2019	51		240	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			3/8/2022	4		43	(d)(e)(k)
Crown CT Management LLC					3/8/2022	1		7	(d)(e)(k)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		37	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	189		97	(d)(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		4	(d)(e)(k)
VPP Group Holdings, L.P.					12/1/2021	50		45	(d)(e)(k)
								518		0.02%
Household & Personal Products
CDI Holdings I Corp.					12/22/2021	50		51	(d)(e)(k)
RMCF V CIV XLIV, L.P.					8/20/2021	50,000		35	(d)(e)(k)
								86		0.00%
Insurance
High Street HoldCo LLC		Series A	10.00%		4/16/2021	50,000		82	(d)(e)
High Street HoldCo LLC		Series C	10.00%		4/16/2021	437,659		684	(d)(e)
Insight Catastrophe Group, LLC		Series A			2/18/2022	2		51	(d)(e)(k)
								817		0.03%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		$53	(d)(e)(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		101	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								155		0.01%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		307	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				4/1/2022	25,565		16	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		—	(d)(e)(k)
								2,779		0.12%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Pharmaceuticals, Biotechnology & Life Sciences
Athyrium Buffalo LP					6/17/2022	2,097,909		$2,130	(d)(e)(k)
Cobalt		Class A			10/1/2021	500		55	(d)(e)(k)
Holdings I, LP
Covaris Parent, LLC		Class A-2			1/21/2022	50		59	(d)(e)(k)
								2,244		0.10%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		37	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		—	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				5/26/2022	106,292		10	(d)(e)(k)
								343		0.01%
Retailing
Arko Corp					12/22/2020	106		1	(d)(e)(k)
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		33	(d)(e)(k)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Fastsigns Holdings Inc.					3/13/2019	50		$88	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	92		184	(d)(e)(k)
Stonecourt IV Partners LP					10/8/2021	2,423,676		2,424	(d)(e)(k)
								2,730		0.12%
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		51	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		1,119	(d)(e)(k)
Consilio Investment Holdings, L.P.					5/28/2021	50,000		68	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		2	(d)(e)(k)
Denali Apexco LP		Class A			9/15/2021	50,000		50	(d)(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		49	(d)(e)(k)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		60	(d)(e)(k)
Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		35	(d)(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		56	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		38	(d)(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(d)(e)(k)
Magnesium Co-Invest SCSp	Luxembourg				5/6/2022	5		49	(d)(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		50	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.		Class A			6/8/2022	50,000		50	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		56	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	74,502		145	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		128	(d)(e)(k)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stocks (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		$63	(d)(e)(k)
								2,069		0.09%
Technology Hardware & Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		48	(d)(e)(k)
Wildcat Parent, LP					2/27/2020	535		123	(d)(e)(k)
								171		0.01%
Transportation
Shur-Co HoldCo, Inc.					6/30/2021	50,000		79	(d)(e)(k)
								79		0.00%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		9,887	(d)(e)(k)
								9,887		0.42%
Total Common Stocks (Cost $26,341)								31,344		1.33%
Preferred Stock(b)(c)(d)(e)
Automobiles & Components
Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		27	(g)
McLaren Group Limited	United Kingdom		12.50%		8/2/2021	63,529		8,142	(g)
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		8,603	(g)
								16,772		0.71%
Commercial & Professional Services
IRI Group Holdings, Inc. Marmic		Series A-1	12.97 LIBOR + 11.50%)% (6M		11/29/2018	14		22	(g)
Topco, L.P.			8.00%		3/5/2021	57,624		71	(g)
								93		0.00%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		87
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	47,075		$86
								173		0.01%
Diversified Financials
LaRousseCo Limited	Jersey	Class A			9/24/2021	163,249		199	(k)
The Ultimus Group, LLC		Class A			2/1/2019	1		2	(k)
TVG-TMG Holdings, LLC		Series A			3/31/2022	50		50	(k)
								251		0.01%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,734
								8,734		0.37%
Food & Beverage
Gotham Greens Holdings, PBC		Series E-1			6/29/2022	67,601		5,786	(k)
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		44	(g)
								5,830		0.25%
Health Care Equipment & Services
Minerva Holdco, Inc.		Series A	10.75%		2/15/2022	21,262		22,127	(g)
Olympia Acquisition, Inc.					2/28/2022	472		49	(f)
Olympia TopCo, L.P.					7/28/2021	2,184		—
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		57	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		6,499	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		828	(g)
Teligent, Inc.					12/11/2018	1,797		—	(k)
								29,560		1.26%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Insurance
High Street HoldCo LLC		Series A-1	10.00%		1/1/2022	3,898,354		$4,391	(g)
High Street HoldCo LLC		Series A-2	10.00%		1/1/2022	789,494		878	(g)
High Street HoldCo LLC		Series A-3	10.00%		1/1/2022	389,813		430	(g)
High Street HoldCo LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,620	(g)
High Street HoldCo LLC		Series A-5	10.00%		1/1/2022	347,693		377	(g)
High Street HoldCo LLC		Series A-6	10.00%		1/1/2022	660,617		711	(g)
High Street HoldCo LLC		Series A-7	10.00%		1/1/2022	938,771		994	(g)
								9,401		0.40%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		86
								86		0.00%
Media & Entertainment
PFL MMA, Inc.		Series E			4/26/2022	7,823		25	(k)
PRG III, LLC		Class A			10/6/2020	2,250		362	(k)
								387		0.02%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	83		224	(g)
Cobalt Holdings I, LP			8.00%		10/1/2021	50		5	(g)
Cobalt Intermediate I, Inc.		Series A	12.29% (3M LIBOR + 10.00%)		10/1/2021	8,582		9,296	(g)
								9,525		0.41%
Retailing
Monolith Brands Group, Inc.		Series A			4/14/2022	192,811		4,259	(k)
								4,259		0.18%
Software & Services
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,149	(g)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)
Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Banyan Software, LP					1/7/2022	16,323		$643	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		166	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		23,694
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,634	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		71	(k)
Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25		38	(g)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	216,667		185
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		1,961	(g)
Knockout Intermediate Holdings I Inc.			11.75%		6/22/2022	7,299		7,299
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		79	(g)
Packers Software Intermediate Holdings, Inc.		Series A	12.79% (3M LIBOR + 10.50%)		11/12/2020	50		58	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	12.79% (3M LIBOR + 10.50%)		12/23/2020	18		21	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		27	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25		39	(g)
Project Essential Super Parent, Inc.			11.79% (3M LIBOR + 9.50%)		4/20/2021	2,963		3,204	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		16,102
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—		69	(g)
								59,439		2.53%
Total Preferred Stock (Cost $142,256)								144,510		6.15%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Debt(b)(c)(d)(e)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)		Fair Value(a)		Percentage of Net Assets
Consumer Services
CFG Investments WH Limited, P.A. CFG de la		1st Lien Revolver	7.16 (SOFR + 6.00%)%	2/15/2025				$5,000	$3,766	(h)
Transaccion Ares
									3,766		0.16%
Diversified Financials
Adonis Financial Funding, LLC		1st Lien Revolver	8.41 (SOFR + 7.25%)%	3/2/2028				1,000	778	(h)
Affirm Operational Loans VI Trust		1st Lien Revolver	10.36 (1M LIBOR + 4.00%)%	12/17/2026				500	69	(h)
ARM Funding 2019-1, LLC		1st Lien Revolver	9.66 LIBOR + 7.95%)% (1M	2/29/2024				2,500	2,043	(h)
DFC Global Facility Borrower III LLC		1st Lien Revolver	8.56 CDOR + 7.50%)% (1M	6/28/2026			CAD	17,164	10,240	(h)(o)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	9.25% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	1,471	(h)
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	8.29% (3M LIBOR + 7.25%)	1/19/2027				14,262	14,262	(g)
NSF Funding 2020 Limited	United Kingdom	1st Lien Revolver		6/10/2026				£11,500	—	(h)
Reliant SPV, LLC		1st Lien Revolver	7.71 LIBOR + 6.00%)% (1M	5/28/2024				500	454	(h)
SAVOYSPECIAL LLC		1st Lien Revolver	9.21 LIBOR + 7.50%)% (1M	7/1/2024				238	200	(h)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	7.04% (3M LIBOR + 5.75%)	3/30/2026				1,231	1,231
Spring Oaks Capital SPV, LLC		1st Lien Revolver	9.56 LIBOR + 8.50%)% (1M	11/12/2025				9,000	5,696	(h)
Woodchester Funding Limited	United Kingdom	1st Lien Revolver	7.61 GBP LIBOR + 6.55%)% (1M	3/15/2026				£2,182	570	(h)(m)
									37,014		1.58%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	21,396	2,092
									2,092		0.09%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)		Percentage of Net Assets
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	9.21 (SOFR + 7.50%)%	8/6/2027			$2,273	$1,267	(h)(n)
								1,267		0.05%
Total Private Asset-Backed Debt (Cost $44,359)								44,139		1.88%
Warrants(d)(e)(k)
Automobiles & Components
McLaren Group Limited	United Kingdom	Common			8/2/2021	19,998		1,613
								1,613		0.07%
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334		—
								—		0.00%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4		890
LGDN Bidco Limited	United Kingdom	Common			6/22/2021	25		16
								906		0.04%
Diversified Financials
BFS Receivables I LLC		Common			8/16/2021	34,662		—
SAVOYSPECIAL LLC		Common			7/14/2021	345,508		—
								—		0.00%
Food & Beverage
Gotham Greens Holdings, PBC		Common			6/29/2022	17,568		—	(f)
								—		0.00%
Health Care Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122		3
GMR Buyer Corp.		Common			12/17/2021	1,927		50
Teligent, Inc.		Common			4/6/2020	11,342		—

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(e)(k) (continued)

Company	Country(a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount(a)	Fair Value(a)	Percentage of Net Assets
Teligent, Inc.		Common			7/20/2020	2,834		$—
								53	0.00%
Media & Entertainment
PFL MMA, Inc.		Common			1/19/2021	115,111		72
								72	0.00%
Retailing
Adonis Auto, LLC		Common			3/2/2022	—		—
Arko Corp		Common			12/22/2020	55		—
								—	0.00%
Transportation
Neovia Logistics Holdings Ltd.		Common			4/26/2019	194,454		—
								—	0.00%
Total Warrants (Cost $2,917)								2,644	0.11%
Total Investments (Cost $3,406,187)								3,277,713	139.59%
Liabilities in Excess of Other Assets								(929,571)	(39.59)%
Net Assets								$2,348,142	100.00%

(a)  Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)  Variable rate loans bear interest at a rate that may be determined by reference to either the London Interbank Offered Rate ("LIBOR") or an alternate base rate such as the Bank Bill Swap Bid Rate ("BBSY"), Canadian Dollar Offered Rate ("CDOR"), Copenhagen Interbank Offered Rate ("CIBOR"), Euro Interbank Offered Rate ("EURIBOR"), Norwegian Interbank Offered Rate ("NIBOR"), Prime Rate ("PRIME"), Secured Overnight Financing Rate ("SOFR"), Sterling Overnight Index Average ("SONIA"), Stockholm Interbank Offered Rate ("STIBOR") or Warsaw Interbank Offered Rate ("WIBOR"), at the borrower's option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the "all-in" rate as of June 30, 2022.

(c)  Variable rate coupon rate shown as of June 30, 2022.

(d)  These investments, which as of June 30, 2022 represented 138.46% of the Fund's net assets or 92.33% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)  Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 of the Notes to Consolidated Financial Statements).

(f)  These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility (see Note 6 of the Notes to Consolidated Financial Statements).

(g)  Includes a payment-in-kind provision.

(h)  As of June 30, 2022, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	1st Lien Delayed Draw Term Loan	$5,038	$(4,082)	$956
285 Schermerhorn LLC	1st Lien Delayed Draw Term Loan	3,953	(2,131)	1,822
Adonis Financial Funding, LLC	1st Lien Revolver	1,000	(782)	218
AffiniPay Midco, LLC	1st Lien Revolver	1,517	—	1,517
AffiniPay Midco, LLC	1st Lien Delayed Draw Term Loan	1,334	—	1,334
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(69)	431
AIM Acquisition, LLC	1st Lien Revolver	457	—	457
American Residential Services L.L.C.	1st Lien Revolver	1	—	1
Amryt Pharmaceuticals Inc.	1st Lien Revolver	1	—	1
Anaplan, Inc.	1st Lien Revolver	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolver	231	—	231
Anaqua Parent Holdings, Inc.	1st Lien Delayed Draw Term Loan	523	(87)	436
APG Intermediate Holdings Corporation	1st Lien Revolver	1	—	1
Applied Technical Services, LLC	1st Lien Revolver	909	(318)	591
Applied Technical Services, LLC	1st Lien Delayed Draw Term Loan	5,042	(2,403)	2,639
Appriss Health, LLC	1st Lien Revolver	212	—	212
AQ Sage Buyer, LLC	1st Lien Revolver	50	—	50
AQ Sage Buyer, LLC	1st Lien Delayed Draw Term Loan	535	—	535
AQ Sunshine, Inc.	1st Lien Revolver	1,096	(311)	785
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	9,036	(7,665)	1,371
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	1	—	1
Argenbright Holdings V, LLC	1st Lien Delayed Draw Term Loan	178	—	178
ARM Funding 2019-1, LLC	1st Lien Revolver	2,500	(2,044)	456
Aspire Bidco Limited	1st Lien Delayed Draw Term Loan	2,365	—	2,365
ASP-r-pac Acquisition Co LLC	1st Lien Revolver	839	—	839
athenahealth Group Inc.	1st Lien Revolver	2,100	—	2,100
athenahealth Group Inc.	1st Lien Delayed Draw Term Loan	1,325	—	1,325
Atlas Intermediate III, L.L.C.	1st Lien Revolver	264	(76)	188
Auxadi Midco S.L.U.	1st Lien Delayed Draw Term Loan	953	—	953
Aventine Intermediate LLC	1st Lien Delayed Draw Term Loan	822	(735)	87
Bamboo Purchaser, Inc.	1st Lien Revolver	1	—	1
Banyan Software Holdings, LLC	1st Lien Revolver	471	(363)	108
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	3,600	(808)	2,792
Beacon Pointe Harmony, LLC	1st Lien Revolver	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delayed Draw Term Loan	3,175	(597)	2,578
Bearcat Buyer, Inc.	1st Lien Revolver	580	—	580
Bearcat Buyer, Inc.	1st Lien Delayed Draw Term Loan	1	(1)	—
Bearcat Buyer, Inc.	2nd Lien Delayed Draw Term Loan	726	—	726
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	911	—	911

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Berner Food & Beverage, LLC	1st Lien Revolver	$262	$(168)	$94
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	4,374	(2,347)	2,027
BlauwTrust Holding B.V.	1st Lien Delayed Draw Term Loan	640	(528)	112
BlueHalo Global Holdings, LLC	1st Lien Revolver	759	(343)	416
Bottomline Technologies, Inc.	1st Lien Revolver	1,811	—	1,811
Brokers Alliance S.L.	1st Lien Delayed Draw Term Loan	1,616	—	1,616
Businessolver.com, Inc.	1st Lien Delayed Draw Term Loan	1,197	—	1,197
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	6,478	(1,148)	5,330
Capstone Acquisition Holdings, Inc.	1st Lien Revolver	1,150	—	1,150
Cardinal Parent, Inc.	1st Lien Revolver	1	—	1
CC Fly Holding II A/S	1st Lien Delayed Draw Term Loan	423	(392)	31
CC Globe Holding II A/S	1st Lien Delayed Draw Term Loan	1,537	(615)	922
CDI Holdings III Corp.	1st Lien Revolver	410	—	410
Centric Brands LLC	1st Lien Revolver	269	(230)	39
CFG Investments WH Limited, P.A. CFG de la Transaccion Ares	1st Lien Revolver	5,000	(3,791)	1,209
Chariot Buyer LLC	1st Lien Revolver	100	(35)	65
CMG HoldCo, LLC	1st Lien Revolver	318	—	318
CMG HoldCo, LLC	1st Lien Delayed Draw Term Loan	1,497	(225)	1,272
Cobalt Buyer Sub, Inc.	1st Lien Revolver	895	(358)	537
Cobalt Buyer Sub, Inc.	1st Lien Delayed Draw Term Loan	2,476	—	2,476
Commercial Trailer Leasing, Inc.	1st Lien Revolver	741	—	741
Commify Limited	1st Lien Delayed Draw Term Loan	1,020	(524)	496
Compex Legal Services, Inc.	1st Lien Revolver	900	(540)	360
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	—	1
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	73	—	73
Confirmasoft AB	1st Lien Delayed Draw Term Loan	1,578	(584)	994
Consilio Midco Limited	1st Lien Revolver	123	—	123
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	405	—	405
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Cafe, LLC	1st Lien Revolver	786	—	786
Continental Cafe, LLC	1st Lien Delayed Draw Term Loan	2,788	—	2,788
Convera International Holdings Limited	1st Lien Revolver	1,777	—	1,777
Cority Software Inc.	1st Lien Revolver	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolver	100	—	100
Covaris Intermediate 3, LLC	1st Lien Revolver	1,755	—	1,755
Covaris Intermediate 3, LLC	1st Lien Delayed Draw Term Loan	7,034	—	7,034
Coyote Buyer, LLC	1st Lien Revolver	2,067	(620)	1,447
Crown CT Parent Inc.	1st Lien Revolver	903	—	903
Crown CT Parent Inc.	1st Lien Delayed Draw Term Loan	1,040	—	1,040

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
CVP Holdco, Inc.	1st Lien Revolver	$3,005	$—	$3,005
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	19,662	(8,022)	11,640
DecoPac, Inc.	1st Lien Revolver	2,382	(1,225)	1,157
Denali Holdco LLC	1st Lien Revolver	592	—	592
DFC Global Facility Borrower III LLC	1st Lien Revolver	13,336	(10,240)	3,096
Diligent Corporation	1st Lien Revolver	513	(257)	256
Draken Bidco Limited	1st Lien Revolver	3,871	—	3,871
Draken Bidco Limited	1st Lien Term Loan	10,560	—	10,560
Draken Bidco Limited	1st Lien Delayed Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolver	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver	358	—	358
Dye & Durham Corporation	1st Lien Revolver	1,289	—	1,289
Dye & Durham Corporation	1st Lien Delayed Draw Term Loan	1,219	—	1,219
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver	1,296	—	1,296
Eleda BidCo AB (fka EISG BidCo AB)	1st Lien Term Loan	1,247	—	1,247
Eleda BidCo AB (fka EISG BidCo AB)	1st Lien Delayed Draw Term Loan	782	—	782
Elemica Parent, Inc.	1st Lien Revolver	479	(232)	247
Elevation Services Parent Holdings, LLC	1st Lien Revolver	631	(126)	505
Elevation Services Parent Holdings, LLC	1st Lien Delayed Draw Term Loan	986	—	986
EPS NASS Parent, Inc.	1st Lien Revolver	158	(17)	141
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	585	(327)	258
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	(672)	671
ESHA Research, LLC	1st Lien Revolver	75	—	75
Essential Services Holding Corporation	1st Lien Revolver	1,560	—	1,560
Essential Services Holding Corporation	1st Lien Delayed Draw Term Loan	8,146	(3,892)	4,254
Eucalyptus BidCo Pty Ltd	1st Lien Term Loan	923	—	923
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	856	(855)	1
ExtraHop Networks, Inc.	1st Lien Delayed Draw Term Loan	933	(225)	708
FC Sun Intressenter AB	1st Lien Delayed Draw Term Loan	10,779	(2,618)	8,161
Finance Ireland Loan and Treasury DAC	1st Lien Delayed Draw Term Loan	2,620	(1,471)	1,149
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Floss Bidco Limited	1st Lien Delayed Draw Term Loan	1,482	(505)	977
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	2,627	—	2,627
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	13,454	(2,354)	11,100
Galway Borrower LLC	1st Lien Revolver	969	—	969
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	1,126	—	1,126
Gilfoyle Bidco AB	1st Lien Term Loan	1,896	(585)	1,311

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Global Music Rights, LLC	1st Lien Revolver	$473	$—	$473
GNZ Energy Bidco Limited	1st Lien Term Loan	13,483	—	13,483
GNZ Energy Bidco Limited	1st Lien Delayed Draw Term Loan	1,226	—	1,226
Gotham Greens Holdings, PBC	1st Lien Delayed Draw Term Loan	13,767	—	13,767
GraphPAD Software, LLC	1st Lien Revolver	2	—	2
GraphPAD Software, LLC	1st Lien Delayed Draw Term Loan	436	—	436
Halcon Holdings, LLC	1st Lien Delayed Draw Term Loan	2,103	(1,202)	901
Heavy Construction Systems Specialists, LLC	1st Lien Revolver	410	—	410
HH-Stella, Inc.	1st Lien Revolver	444	(228)	216
HH-Stella, Inc.	1st Lien Delayed Draw Term Loan	1,977	(446)	1,531
High Street Buyer, Inc.	1st Lien Revolver	688	—	688
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	11,732	(969)	10,763
Highline Aftermarket Acquisition, LLC	1st Lien Revolver	1	—	1
Hometown Food Company	1st Lien Revolver	1	—	1
Horizon Bidco S.A.S	1st Lien Term Loan	3,230	—	3,230
IQN Holding Corp.	1st Lien Revolver	628	—	628
IQN Holding Corp.	1st Lien Delayed Draw Term Loan	1,342	—	1,342
Ivanti Software, Inc.	1st Lien Revolver	460	—	460
Jewel Bidco Limited	1st Lien Term Loan	4,626	(2,202)	2,424
Jim N Nicks Management LLC	1st Lien Revolver	1	—	1
JMG Group Investments Limited	1st Lien Delayed Draw Term Loan	3,263	(1,178)	2,085
Kaseya Inc.	1st Lien Revolver	2,365	—	2,365
Kaseya Inc.	1st Lien Delayed Draw Term Loan	2,365	—	2,365
Kedleston Schools Limited	1st Lien Term Loan	297	(119)	178
Kene Acquisition, Inc.	1st Lien Revolver	676	(270)	406
Laboratories Bidco LLC	1st Lien Revolver	1,562	(208)	1,354
Laboratories Bidco LLC	1st Lien Delayed Draw Term Loan	2,201	(37)	2,164
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	1,037	(650)	387
LGDN Bidco Limited	1st Lien Revolver	122	—	122
LGDN Bidco Limited	1st Lien Term Loan	1,562	(687)	875
Lowe P27 Bidco Limited	1st Lien Delayed Draw Term Loan	792	(79)	713
Lower ACS, Inc.	1st Lien Revolver	2,356	—	2,356
Lower ACS, Inc.	1st Lien Delayed Draw Term Loan	8,173	—	8,173
LSP HoldCo, LLC	1st Lien Revolver	127	—	127
LSP HoldCo, LLC	1st Lien Delayed Draw Term Loan	5,407	(3,236)	2,171
Magnesium BorrowerCo, Inc.	1st Lien Delayed Draw Term Loan	3,831	—	3,831
Majesco	1st Lien Revolver	624	—	624
Management Consulting & Research LLC	1st Lien Revolver	1,004	—	1,004
Marcone Yellowstone Buyer Inc.	1st Lien Delayed Draw Term Loan	800	(209)	591

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Marmic Purchaser, LLC	1st Lien Revolver	$287	$(57)	$230
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	2,543	(122)	2,421
Maverick Acquisition, Inc.	1st Lien Delayed Draw Term Loan	3,167	(1,213)	1,954
Mavis Tire Express Services Topco Corp.	1st Lien Revolver	1	—	1
MC Plato Bidco Limited	1st Lien Delayed Draw Term Loan	502	—	502
MEDMARK SERVICES INC	1st Lien Delayed Draw Term Loan	2,752	(1,500)	1,252
MEDMARK SERVICES INC	2nd Lien Delayed Draw Term Loan	10,445	(3,388)	7,057
Mercury Borrower, Inc.	1st Lien Revolver	470	(94)	376
Micromeritics Instrument Corp.	1st Lien Revolver	331	—	331
MMIT Holdings, LLC	1st Lien Revolver	651	—	651
Monica Holdco (US), Inc.	1st Lien Revolver	1,009	—	1,009
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Revolver	1	(1)	—
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Delayed Draw Term Loan	2,000	(319)	1,681
MRI Software LLC	1st Lien Revolver	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	1,500	—	1,500
MWG BidCo ApS	1st Lien Delayed Draw Term Loan	695	—	695
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	610	(99)	511
Nelipak Holding Company	1st Lien Revolver	605	(407)	198
Nest Topco Borrower Inc.	1st Lien Delayed Draw Term Loan	13,162	—	13,162
Network Bidco B.V.	1st Lien Delayed Draw Term Loan	2,329	—	2,329
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	465	(36)	429
Noble Aerospace, LLC	1st Lien Revolver	1,400	—	1,400
North American Fire Holdings, LLC	1st Lien Revolver	411	—	411
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	5,919	(3,389)	2,530
North American Science Associates, LLC	1st Lien Revolver	1	(1)	—
North American Science Associates, LLC	1st Lien Delayed Draw Term Loan	914	(731)	183
North Haven Stack Buyer, LLC	1st Lien Revolver	259	(78)	181
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	1,015	(361)	654
NSF Funding 2020 Limited	1st Lien Revolver	14,010	—	14,010
NueHealth Performance, LLC	1st Lien Delayed Draw Term Loan	566	—	566
Oakley Ekomid Limited	1st Lien Delayed Draw Term Loan	1,769	(1,183)	586
Offen, Inc.	1st Lien Delayed Draw Term Loan	16,762	—	16,762
Olympia Acquisition, Inc.	1st Lien Delayed Draw Term Loan	474	(81)	393
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
Optio Group Limited	1st Lien Delayed Draw Term Loan	728	(341)	387
Panther NewCo	1st Lien Delayed Draw Term Loan	3,666	—	3,666
Patriot Growth Insurance Services, LLC	1st Lien Revolver	250	—	250
Patriot Growth Insurance Services, LLC	1st Lien Delayed Draw Term Loan	255	—	255
PDI TA Holdings, Inc.	1st Lien Revolver	205	(51)	154

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Pegasus (Bidco) Limited	1st Lien Delayed Draw Term Loan	$1,001	$—	$1,001
People Corporation	1st Lien Revolver	697	(418)	279
People Corporation	1st Lien Delayed Draw Term Loan	3,197	(784)	2,413
Petroleum Service Group LLC	1st Lien Revolver	2,106	(562)	1,544
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	3,192	(1,432)	1,760
Platinum Credit Bidco Limited	1st Lien Revolver	4,252	—	4,252
Platinum Credit Bidco Limited	1st Lien Term Loan	41,687	—	41,687
Pluralsight, Inc.	1st Lien Revolver	1,204	—	1,204
Precision Concepts International LLC	1st Lien Revolver	415	(135)	280
Premier Specialties, Inc.	1st Lien Revolver	385	(139)	246
Premier Specialties, Inc.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp	1st Lien Revolver	1	—	1
Prime Buyer, L.L.C.	1st Lien Revolver	3,985	(664)	3,321
Prime Dental Alliance B.V.	1st Lien Revolver	597	—	597
Prime Dental Alliance B.V.	1st Lien Delayed Draw Term Loan	1,734	—	1,734
Production Resource Group, LLC	1st Lien Delayed Draw Term Loan	149	(130)	19
ProfitSolv Purchaser, Inc.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc.	1st Lien Delayed Draw Term Loan	2,551	(527)	2,024
Project Essential Bidco, Inc.	1st Lien Revolver	121	—	121
Project Hammond Bidco Limited	1st Lien Delayed Draw Term Loan	2,132	—	2,132
Proofpoint, Inc.	1st Lien Revolver	240	—	240
ProService Finteco Sp. z o.o.	1st Lien Delayed Draw Term Loan	472	(94)	378
PX HoldCo3 Limited	1st Lien Delayed Draw Term Loan	673	(269)	404
QF Holdings, Inc.	1st Lien Revolver	317	—	317
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace Europe Limited	1st Lien Revolver	226	—	226
Radius Aerospace, Inc.	1st Lien Revolver	429	(114)	315
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolver	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolver	1	(1)	—
RB Holdings Interco, LLC	1st Lien Revolver	698	(348)	350
RB Holdings Interco, LLC	1st Lien Delayed Draw Term Loan	1,134	—	1,134
Reddy Ice LLC	1st Lien Revolver	955	(239)	716
Redwood Services, LLC	1st Lien Revolver	158	—	158
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	1,726	(1,005)	721
Registrar Intermediate, LLC	1st Lien Revolver	764	—	764
Registrar Intermediate, LLC	1st Lien Delayed Draw Term Loan	2,327	—	2,327
Relativity ODA LLC	1st Lien Revolver	1	—	1
Reliant SPV, LLC	1st Lien Revolver	500	(454)	46
Repairify, Inc.	1st Lien Revolver	766	—	766

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Revalize, Inc.	1st Lien Revolver	$227	$(142)	$85
Revalize, Inc.	1st Lien Delayed Draw Term Loan	1,350	—	1,350
RMS Holdco II, LLC	1st Lien Revolver	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolver	311	(111)	200
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Term Loan	15,915	(2,330)	13,585
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	863	(216)	647
SageSure Holdings, LLC	1st Lien Revolver	815	(381)	434
SageSure Holdings, LLC	1st Lien Delayed Draw Term Loan	1,536	—	1,536
Saldon Holdings, Inc.	1st Lien Revolver	381	—	381
SAVOYSPECIAL LLC	1st Lien Revolver	238	(200)	38
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolver	720	(216)	504
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delayed Draw Term Loan	1,542	(216)	1,326
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	(151)	856
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	332	—	332
SFE Intermediate HoldCo LLC	1st Lien Revolver	2	—	2
Shermco Intermediate Holdings, Inc.	1st Lien Revolver	1,000	(925)	75
Shur-Co Acquisition, Inc.	1st Lien Revolver	441	—	441
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolver	1	—	1
SLR BD Limited	1st Lien Delayed Draw Term Loan	1,501	(597)	904
Smarsh Inc.	1st Lien Revolver	227	—	227
Smarsh Inc.	1st Lien Delayed Draw Term Loan	890	—	890
Spring Insurance Solutions, LLC	1st Lien Delayed Draw Term Loan	1,151	(126)	1,025
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(5,696)	3,304
SSE Buyer, Inc.	1st Lien Revolver	3	(1)	2
SSE Buyer, Inc.	1st Lien Term Loan	615	(610)	5
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	1,786	(774)	1,012
Steer Automotive Group Ltd	1st Lien Revolver	727	—	727
Steer Automotive Group Ltd	1st Lien Delayed Draw Term Loan	1,989	(875)	1,114
Sun Acquirer Corp.	1st Lien Revolver	1,059	(106)	953
Sun Acquirer Corp.	1st Lien Delayed Draw Term Loan	6,226	(2,736)	3,490
Sundance Group Holdings, Inc.	1st Lien Revolver	1	(1)	—
Sundance Group Holdings, Inc.	1st Lien Delayed Draw Term Loan	453	—	453
SV-Burton Holdings, LLC	1st Lien Revolver	416	—	416
SV-Burton Holdings, LLC	1st Lien Delayed Draw Term Loan	1,369	(376)	993

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Symbol Bidco I Limited	1st Lien Delayed Draw Term Loan	$522	$(321)	$201
Symplr Software Inc.	1st Lien Revolver	1	—	1
TA/WEG Holdings, LLC	1st Lien Revolver	914	(303)	611
TA/WEG Holdings, LLC	1st Lien Delayed Draw Term Loan	1,712	(1,429)	283
Tandarts Today Holding B.V.	1st Lien Delayed Draw Term Loan	3,528	(1,039)	2,489
TCP Hawker Intermediate LLC	1st Lien Revolver	458	(344)	114
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	920	(405)	515
TGP Holdings III LLC	1st Lien Delayed Draw Term Loan	964	(241)	723
The Mather Group, LLC	1st Lien Revolver	750	—	750
The Mather Group, LLC	1st Lien Delayed Draw Term Loan	2,500	—	2,500
The Ultimate Software Group, Inc.	1st Lien Revolver	1	—	1
The Ultimus Group Midco, LLC	1st Lien Revolver	396	—	396
Therapy Brands Holdings LLC	2nd Lien Delayed Draw Term Loan	1,284	—	1,284
Thermostat Purchaser III, Inc.	1st Lien Revolver	100	(3)	97
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(1,267)	1,006
Trident TPI Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,089	(682)	407
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	3,280	(2,302)	978
Two Six Labs, LLC	1st Lien Revolver	2,561	—	2,561
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	4,320	—	4,320
US Salt Investors, LLC	1st Lien Revolver	679	—	679
Verista, Inc.	1st Lien Revolver	2,000	(267)	1,733
Verista, Inc.	1st Lien Delayed Draw Term Loan	4,256	(1,860)	2,396
VLS Environmental Solutions, LLC	1st Lien Revolver	622	—	622
VLS Environmental Solutions, LLC	1st Lien Delayed Draw Term Loan	1,385	(104)	1,281
VPP Intermediate Holdings, LLC	1st Lien Revolver	315	—	315
VPP Intermediate Holdings, LLC	1st Lien Delayed Draw Term Loan	472	(121)	351
VRC Companies, LLC	1st Lien Revolver	1,342	(335)	1,007
VRC Companies, LLC	1st Lien Delayed Draw Term Loan	2,332	(1,207)	1,125
WA Asset Management, LLC	1st Lien Revolver	375	—	375
WA Asset Management, LLC	1st Lien Delayed Draw Term Loan	1,500	(964)	536
Watermill Express, LLC	1st Lien Revolver	275	(19)	256
Watermill Express, LLC	1st Lien Delayed Draw Term Loan	219	—	219
WebPT, Inc.	1st Lien Revolver	216	(43)	173
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delayed Draw Term Loan	609	—	609
Wildcat BuyerCo, Inc.	1st Lien Revolver	255	(31)	224
Wildcat BuyerCo, Inc.	1st Lien Delayed Draw Term Loan	981	(512)	469
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Woodchester Funding Limited	1st Lien Revolver	$2,658	$(623)	$2,035
WorkWave Intermediate II, LLC	1st Lien Revolver	460	—	460
WorkWave Intermediate II, LLC	1st Lien Delayed Draw Term Loan	1,524	—	1,524
WSBidCo Limited	1st Lien Revolver	1,075	—	1,075
WSBidCo Limited	1st Lien Delayed Draw Term Loan	3,263	—	3,263
WSHP FC Acquisition LLC	1st Lien Revolver	106	(71)	35
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	349	(182)	167
YE Brands Holdings, LLC	1st Lien Revolver	254	—	254
ZB Holdco LLC	1st Lien Revolver	637	—	637
ZB Holdco LLC	1st Lien Delayed Draw Term Loan	801	—	801
Total		$620,169	$(143,693)	$476,476

(i)  This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)  Loan or bond was on non-accrual status as of June 30, 2022.

(k)  Non-income producing security as of June 30, 2022.

(l)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)  The Fund sold a participating interest of £1,200 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with U.S. generally accepted accounting principles ("GAAP"), the Fund recorded a corresponding secured borrowing of $344 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2022, the interest rate in effect for the secured borrowing was 6.55%.

(n)  The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $570 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2022, the interest rate in effect for the secured borrowing was 9.21%.

(o)  The Fund sold a participating interest of CAD 8,582 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $5,100 at fair value, included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities. As of June 30, 2022 the interest rate in effect for the secured borrowing was 8.56%.

  As of June 30, 2022, the aggregate cost of securities for Federal income tax purposes was $3,407,988. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$36,819
Gross unrealized depreciation	(167,094)
Net unrealized depreciation	$(130,275)

Securities sold short as of June 30, 2022 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
CoreCivic, Inc	Commercial & Professional Services	8.25%	4/15/2026	$(275)	$(269)
Total Corporate Bonds Sold Short (Cost $(279))					$(269)	(0.01)%

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Forward currency contracts as of June 30, 2022 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(1,092)		€(1,155)	Goldman Sachs	July 5, 2022	$62	$—
Forward currency contract	$(569)		€(580)	Goldman Sachs	July 5, 2022	11	—
Forward currency contract	$1,662		€1,653	Goldman Sachs	July 5, 2022	9	—
Forward currency contract	$(11,148)	CAD	(11,065)	Goldman Sachs	July 19, 2022	—	(83)
Forward currency contract	$(682)		£(677)	Goldman Sachs	July 19, 2022	—	(5)
Forward currency contract	$(261)	CAD	(261)	Goldman Sachs	July 19, 2022	—	—
Forward currency contract	$(131)	CAD	(130)	Goldman Sachs	July 19, 2022	—	(1)
Forward currency contract	$(74,176)		€(75,962)	Goldman Sachs	July 28, 2022	1,786	—
Forward currency contract	$(59,252)		£(61,832)	Goldman Sachs	July 28, 2022	2,580	—
Forward currency contract	$(15,245)	SEK	(16,054)	Goldman Sachs	July 28, 2022	810	—
Forward currency contract	$(12,306)		€(12,389)	Goldman Sachs	July 28, 2022	82	—
Forward currency contract	$(9,061)		£(9,135)	Goldman Sachs	July 28, 2022	74	—
Forward currency contract	$(8,589)		£(8,687)	Goldman Sachs	July 28, 2022	98	—
Forward currency contract	$(7,692)	AUD	(7,967)	Goldman Sachs	July 28, 2022	276	—
Forward currency contract	$(6,010)		€(6,052)	Goldman Sachs	July 28, 2022	41	—
Forward currency contract	$(3,993)	DKK	(4,089)	Goldman Sachs	July 28, 2022	96	—
Forward currency contract	$(3,878)		£(3,906)	Goldman Sachs	July 28, 2022	28	—
Forward currency contract	$(3,499)		£(3,656)	Goldman Sachs	July 28, 2022	157	—
Forward currency contract	$(3,341)	PLN	(3,413)	Goldman Sachs	July 28, 2022	72	—
Forward currency contract	$(2,836)	CAD	(2,855)	Goldman Sachs	July 28, 2022	20	—
Forward currency contract	$(1,261)	SEK	(1,493)	Goldman Sachs	July 28, 2022	233	—
Forward currency contract	$(1,007)		€(1,017)	Goldman Sachs	July 28, 2022	10	—
Forward currency contract	$(977)		£(1,009)	Goldman Sachs	July 28, 2022	32	—
Forward currency contract	$(743)	AUD	(750)	Goldman Sachs	July 28, 2022	7	—
Forward currency contract	$(529)		€(542)	Goldman Sachs	July 28, 2022	13	—
Forward currency contract	$(455)	NOK	(489)	Goldman Sachs	July 28, 2022	34	—
Forward currency contract	$(272)		£(275)	Goldman Sachs	July 28, 2022	3	—
Forward currency contract	$(252)	CAD	(250)	Goldman Sachs	July 28, 2022	—	(1)
Forward currency contract	$(190)		€(194)	Goldman Sachs	July 28, 2022	5	—
Forward currency contract	$(129)	SEK	(131)	Goldman Sachs	July 28, 2022	2	—
Forward currency contract	$(127)	SEK	(127)	Goldman Sachs	July 28, 2022	—	—
Forward currency contract	$(31)	NZD	(31)	Goldman Sachs	July 28, 2022	—	—
Forward currency contract	$31	NZD	31	Goldman Sachs	July 28, 2022	—	—
Forward currency contract	$127	SEK	127	Goldman Sachs	July 28, 2022	—	—
Forward currency contract	$10,496		€10,644	Goldman Sachs	July 28, 2022	—	(148)
Forward currency contract	$(1,667)	SEK	(1,948)	Goldman Sachs	September 16, 2022	280	—
Forward currency contract	$(1,454)	SEK	(1,471)	Goldman Sachs	September 16, 2022	18	—
Forward currency contract	$(1,289)		£(1,326)	Goldman Sachs	September 16, 2022	37	—
Forward currency contract	$(1,640)		€(1,630)	Goldman Sachs	October 5, 2022	—	(10)
Total						$6,876	$(248)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Purchased options outstanding as of June 30, 2022 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Invesco Senior Loan ETF	$21	August 19, 2022	Barclays Bank PLC	$101	$3	$5
SPDR Blackstone Senior Loan ETF	43	August 19, 2022	JMP Securities	20,820	430	1,038
SPDR Blackstone Senior Loan ETF	43	August 19, 2022	Barclays Bank PLC	2,082	59	104
Total Purchased Options					$492	$1,147

Written options outstanding as of June 30, 2022 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
SPDR Blackstone Senior Loan ETF	$39	August 19, 2022	JMP Securities	$(20,820)	$(70)	$(150)
Total Written Options					$(70)	$(150)

Swap Agreements outstanding as of June 30, 2022 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	$250	$(3)	$(2)	$(1)
BHCCN CDS USD SR 5Y	Q	5.00%	December 20, 2026	ICE	1,000	390	85	305
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	4,206	13	(412)	425
CDX.NA.HY S37 SR 5Y	Q	5.00%	December 20, 2026	ICE	3,713	51	(152)	203
Total Swap Agreements — Buy Protection: Centrally Cleared or Exchange Traded						$451	$(481)	$932

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TSLA CDS USD SR 5Y	Q	1.00%	June 20, 2026	ICE	$275	$(12)	$7	$(19)
Total Swap Agreements — Sell Protection: Centrally Cleared or Exchange Traded						$(12)	$7	$(19)

Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35	Q	5.00%	December 20, 2025	Goldman Sachs	$3,105	$242	$(209)	$451 5Y Tranche 15-25
CMBX.NA.BBB—S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	174	246	(72)
Total Swap Agreements — Buy Protection: Over the Counter						$416	$37	$379

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2022 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBER CDS USD SR 5Y	Q	5.00%	June 20, 2027	Goldman Sachs	$1,500	$31	$101	$(70)
Total Swap Agreements — Sell Protection: Over the Counter						$31	$101	$(70)

(1)  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)  The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

AUD  Australian Dollars

CAD  Canadian Dollars

DKK  Danish Krone

GBP  British Pounds

NOK  Norwegian Krone

NZD  New Zealand Dollars

SEK  Swedish Krone

USD  U.S. Dollars

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2022 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost $3,406,187)	$3,277,713
Derivatives	8,470
Cash	23,567
Cash denominated in foreign currency, at value (cost $15,989)	15,605
Due from brokers	15,487
Receivable for common shares issued by the Fund	23,005
Receivable for securities sold	138,737
Interest and dividend receivable	14,062
Other assets	4,804
Total assets	$3,521,450
Liabilities:
Debt	$663,612
Mandatory redeemable preferred shares (liquidation preference $420,000, net of unamortized deferred issuance costs of $4,377)	415,623
Securities sold short (cost $(279))	269
Derivatives	398
Payable for securities purchased	55,797
Interest and facility fees payable	3,775
Accrued expenses and other payables	33,834
Total liabilities	1,173,308
Commitments and contingencies (See Note 2)
Net assets	$2,348,142
Net assets consist of:
Paid-in capital	$2,444,697
Accumulated overdistributed earnings	(96,555)
Net assets	$2,348,142

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2022 (Unaudited)
(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$58,178
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,402
Net Asset Value Per Share	$24.22
Maximum Offering Price Per Share	$25.70
Class C:
Net Assets	$75,656
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,143
Net Asset Value Per Share	$24.07
Class I:
Net Assets	$1,719,806
Shares Outstanding ($.001 par value; unlimited shares authorized)	70,219
Net Asset Value Per Share	$24.49
Class L:
Net Assets	$10,108
Shares Outstanding ($.001 par value; unlimited shares authorized)	416
Net Asset Value Per Share	$24.31
Maximum Offering Price Per Share	$25.39
Class U:
Net Assets	$374,241
Shares Outstanding ($.001 par value; unlimited shares authorized)	15,377
Net Asset Value Per Share	$24.33
Class U-2:
Net Assets	$76,909
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,164
Net Asset Value Per Share	$24.31
Maximum Offering Price Per Share	$24.93
Class W:
Net Assets	$33,244
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,357
Net Asset Value Per Share	$24.49
Maximum Offering Price Per Share	$25.25

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2022 (Unaudited)
(in thousands)

Investment income:
Interest	$103,432
Dividend	6,103
Total investment income	109,535
Expenses:
Management fee (Note 3)	18,775
Incentive fee (Note 3)	3,648
Interest and credit facility fees (Note 6 and 7)	12,823
Shareholder service expense and distribution fees (Note 3)	2,174
Other expenses	5,518
Total operating expenses	42,938
Tax expenses	111
Expense support recoupment (Note 3)	166
Total expenses	43,215
Net investment income	66,320
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized losses on investments	(17,725)
Net realized gains on securities sold short	762
Net realized gains on derivative contracts	16,096
Net realized gains on foreign currency	467
Net unrealized losses on investments	(169,673)
Net unrealized gains on securities sold short	5
Net unrealized gains on derivative contracts	4,932
Net unrealized gains on foreign currency	20,953
Net realized and unrealized losses on investments, foreign currency and other transactions	(144,183)
Net decrease in net assets resulting from operations	$(77,863)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Increase (decrease) in net assets from operations:
Net investment income	$66,320	$84,652
Net realized gains (losses) on investments, foreign currency and other transactions	(400)	11,610
Net unrealized gains (losses) on investments, foreign currency and other transactions	(143,783)	18,051
Net increase (decrease) from operations	(77,863)	114,313
Distributions to shareholders from (Note 2):
Distributed earnings — Class A	(1,622)	(3,274)
Distributed earnings — Class C	(2,120)	(3,972)
Distributed earnings — Class I	(43,633)	(48,871)
Distributed earnings — Class L	(285)	(506)
Distributed earnings — Class U	(9,801)	(14,207)
Distributed earnings — Class U-2	(1,901)	(1,559)
Distributed earnings — Class W	(1,011)	(2,119)
Total distributions	(60,373)	(74,508)
Increase (decrease) in net assets from operations and distributions	(138,236)	39,805
Share transactions:
Class A:
Proceeds of shares issued	6,096	9,921
Value of distributions reinvested	437	959
Cost of shares redeemed	(6,796)	(9,228)
Net increase (decrease) from share transactions	(263)	1,652
Class C:
Proceeds of shares issued	5,065	12,690
Value of distributions reinvested	1,011	1,965
Cost of shares redeemed	(2,893)	(7,080)
Net increase (decrease) from share transactions	3,183	7,575
Class I:
Proceeds of shares issued	531,890	796,866
Value of distributions reinvested	10,981	15,507
Cost of shares redeemed	(62,179)	(104,271)
Net increase (decrease) from share transactions	480,692	708,102
Class L:
Proceeds of shares issued	861	2,344
Value of distributions reinvested	215	376
Cost of shares redeemed	(184)	(500)
Net increase (decrease) from share transactions	892	2,220
Class U:
Proceeds of shares issued	56,638	141,102
Value of distributions reinvested	7,717	11,759
Cost of shares redeemed	(13,310)	(13,305)
Net increase (decrease) from share transactions	51,045	139,556

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)	For the Year Ended December 31, 2021
Class U-2:
Proceeds of shares issued	$23,947	$43,467
Value of distributions reinvested	1,504	1,106
Cost of shares redeemed	(846)	(460)
Net increase (decrease) from share transactions	24,605	44,113
Class W:
Proceeds of shares issued	—	2
Value of distributions reinvested	734	1,522
Cost of shares redeemed	(4,068)	(3,833)
Net increase (decrease) from share transactions	(3,334)	(2,309)
Total increase in net assets	418,584	940,714
Net Assets, beginning of period	1,929,558	988,844
Net Assets, end of period	$2,348,142	$1,929,558

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Operating activities:
Net decrease in net assets resulting from operations	$(77,863)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,497,344)
Proceeds from the sale of investments	435,389
Proceeds from securities sold short	2,842
Purchases to cover securities sold short	(11,719)
Purchases of derivative contracts	(1,303)
Proceeds from the sale of derivative contracts	16,035
Amortization and accretion of discounts and premiums, net	(3,249)
Net realized losses on investments	17,725
Net realized gains on securities sold short	(762)
Net realized gains on derivative contracts	(16,096)
Net unrealized losses on investments	169,673
Net unrealized gains on securities sold short	(5)
Net unrealized gains on derivative contracts	(4,932)
Net realized and unrealized gains on foreign currency	(21,420)
Amortization of debt issuance cost	1,416
Payment-in-kind ("PIK") interest and dividends	(4,414)
Collections of PIK interest and dividends	42
Changes in operating assets and liabilities:
Due from brokers	12
Interest and dividend receivable	(1,186)
Other assets	(190)
Interest and facility fees payable	1,289
Payable for expense support	(224)
Accrued expenses and other payables	1,589
Net cash used in operating activities	(994,695)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows (continued)

For the six months ended June 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

Financing activities:
Borrowings on debt	$731,310
Repayments of debt	(451,257)
Proceeds from issuance of mandatory redeemable preferred shares	120,000
Deferred debt and mandatory redeemable preferred shares issuance costs	(1,672)
Proceeds of common shares issued	628,835
Cost of common shares redeemed	(90,277)
Distributions to shareholders	(57,685)
Value of distributions reinvested	22,599
Net cash provided by financing activities	901,853
Change in Cash	(92,842)
Cash, Beginning of Period	132,014
Cash, End of Period	$39,172
Supplemental disclosure of cash flow information:
Cash paid for interest and credit facility fees during the period	$11,534
Cash paid for taxes during the period	$354

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class A
Per share data:
Net asset value, beginning of period	$25.75		$25.13		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	0.74		1.46		1.40	0.23		1.39	1.52
Net realized and unrealized gains (losses)	(1.58)		0.55		(0.80)	0.49		(0.36)	0.42
Total income from investment operations	(0.84)		2.01		0.60	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.69)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.22		$25.75		$25.13	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	(3.19)%		8.93%		3.61%	2.86	%(c)	4.37%	(2.44)%
Total return, including expense support(d)	(3.33)%		8.21%		2.77%	2.86	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$58,178		$62,031		$58,881	$60,203		$54,386	$37,915
Including interest expense:
Expenses, excluding expense support(e)(h)	3.90	%(i)	3.11	%(i)	3.44%	4.01	%(f)	4.03%	5.98%
Expenses, including expense support(e)(g)(h)	4.18	%(i)	3.83	%(i)	4.28%	4.01	%(f)	4.30%	0.34%
Excluding interest expense:
Expenses, excluding expense support(h)	2.72%		2.46%		2.90%	3.33	%(f)	3.38%	5.97%
Expenses, including expense support(g)(h)	3.00%		3.18%		3.73%	3.33	%(f)	3.65%	0.33%
Net investment income(e)	5.92%		5.72%		5.86%	5.27	%(f)	5.56%	5.91%
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 0.23% of incentive fee, 1.18% of the cost of borrowing, 0.28% of net expense support and 0.76% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.65% of the cost of borrowing, 0.72% of net expense support and 0.88% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.54% of the cost of borrowing, 0.84% of net expense support and 1.35% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 1.77% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.47% of base management fees, 0.65% of the cost of borrowing, 0.27% of net expense support and 1.91% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (5.91)% of net expense support and 4.76% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class C
Per share data:
Net asset value, beginning of period	$25.65		$25.05		$25.90	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	0.68		1.43		1.35	0.19		1.39	1.52
Net realized and unrealized gains (losses)	(1.57)		0.56		(0.80)	0.50		(0.36)	0.42
Total income from investment operations	(0.89)		1.99		0.55	0.69		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.69)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.07		$25.65		$25.05	$25.90		$25.44	$25.80
Total return, excluding expense support(b)	(3.43)%		8.20%		2.81%	2.74	%(c)	3.70%	(3.19)%
Total return, including expense support(d)	(3.54)%		8.16%		2.57%	2.74	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$75,656		$77,361		$68,039	$65,779		$59,912	$29,868
Including interest expense:
Expenses, excluding expense support(e)(h)	4.43	%(i)	3.87	%(i)	4.18%	4.76	%(f)	4.82%	6.73%
Expenses, including expense support(e)(g)(h)	4.65	%(i)	3.91	%(i)	4.41%	4.76	%(f)	4.42%	0.34%
Excluding interest expense:
Expenses, excluding expense support(h)	3.24%		3.22%		3.64%	4.07	%(f)	4.15%	6.72%
Expenses, including expense support(g)(h)	3.46%		3.26%		3.88%	4.07	%(f)	3.75%	0.33%
Net investment income(e)	5.47%		5.65%		5.66%	4.52	%(f)	5.48%	5.91%
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 1.19% of the cost of borrowing, 0.22% of net expense support and 1.51% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.65% of the cost of borrowing, 0.04% of net expense support and 1.64% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.52% of the cost of borrowing, 0.24% of net expense support and 2.09% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.52% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.47% of base management fees, 0.67% of the cost of borrowing, (0.40)% of net expense support and 2.67% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (6.20)% of net expense support and 5.05% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Class I
Per share data:
Net asset value, beginning of period	$26.01		$25.22		$25.93	$25.44		$25.80	$25.25
Income from investment operations:
Net investment income(a)	0.79		1.62		1.49	0.23		1.39	1.52
Net realized and unrealized gains (losses)	(1.60)		0.56		(0.80)	0.49		(0.36)	0.42
Total income from investment operations	(0.81)		2.18		0.69	0.72		1.03	1.94
Less distributions declared to shareholders:
From net investment income	(0.71)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Total distributions	(0.71)		(1.39)		(1.40)	(0.23)		(1.39)	(1.39)
Net asset value, end of period	$24.49		$26.01		$25.22	$25.93		$25.44	$25.80
Total return, excluding expense support(b)	(3.20)%		8.90%		3.55%	2.88	%(c)	4.78%	(2.19)%
Total return, including expense support(d)	(3.20)%		8.87%		3.12%	2.86	%(c)	4.10%	7.91%
Ratios to average net assets/supplemental data:
Net assets, end of period	$1,719,806		$1,339,092		$603,536	$354,144		$298,481	$111,705
Including interest expense:
Expenses, excluding expense support(e)(h)	3.88	%(i)	3.25	%(i)	3.50%	3.74	%(f)	3.87%	5.73%
Expenses, including expense support(e)(g)(h)	3.88	%(i)	3.28	%(i)	3.93%	3.87	%(f)	4.55%	0.34%
Excluding interest expense:
Expenses, excluding expense support(h)	2.69%		2.56%		2.97%	3.06	%(f)	3.17%	5.71%
Expenses, including expense support(g)(h)	2.69%		2.59%		3.39%	3.19	%(f)	3.85%	0.32%
Net investment income(e)	6.21%		6.34%		6.24%	5.44	%(f)	5.38%	5.91%
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58%	28.36%

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 0.45% of incentive fee, 1.19% of the cost of borrowing and 0.51% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.60% of base management fees, 0.33% of incentive fees, 0.69% of the cost of borrowing, 0.03% of net expense support and 0.63% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.59% of base management fees, 0.25% of incentive fee, 0.53% of the cost of borrowing, 0.43% of net expense support and 1.14% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.13% of net expense support and 1.51% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.48% of base management fees, 0.71% of the cost of borrowing, 0.68% of net expense support and 1.68% of other operating expenses. For the year ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.00% of the cost of borrowing, (4.79)% of net expense support and 3.64% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$25.85		$25.14		$25.92	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	0.76		1.54		1.44	0.19		1.39	1.52
Net realized and unrealized gains (losses)	(1.59)		0.56		(0.82)	0.52		(0.36)	0.43
Total income from investment operations	(0.83)		2.10		0.62	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(0.71)		(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Total distributions	(0.71)		(1.39)		(1.40)	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$24.31		$25.85		$25.14	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	(3.30)%		8.69%		3.27%	2.82	%(c)	4.32%	(2.69	)%(c)
Total return, including expense support(d)	(3.30)%		8.58%		2.85%	2.82	%(c)	4.10%	7.96	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$10,108		$9,845		$7,364	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(e)(h)	4.08	%(i)	3.40	%(i)	3.82%	4.24	%(f)	4.38%	6.23	%(f)
Expenses, including expense support(e)(g)(h)	4.08	%(i)	3.51	%(i)	4.24%	4.24	%(f)	4.60%	0.34	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.89%		2.75%		3.27%	3.56	%(f)	3.67%	6.21	%(f)
Expenses, including expense support(g)(h)	2.89%		2.86%		3.69%	3.56	%(f)	3.89%	0.32	%(f)
Net investment income(e)	6.02%		6.05%		6.04%	4.47	%(f)	5.35%	5.19	%(f)
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58%	28.36	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 0.15% of incentive fee, 1.19% of the cost of borrowing and 1.01% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.05% of incentive fees, 0.65% of the cost of borrowing, 0.11% of net expense support and 1.12% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.02% of incentive fees, 0.55% of the cost of borrowing, 0.42% of net expense support and 1.68% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.01% of other operating expenses. For the year ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.49% of base management fees, 0.72% of the cost of borrowing, 0.21% of net expense support and 2.18% of other operating expenses. For the period ended October 31, 2018, the ratio of operating expenses to average net assets consisted of 1.48% of base management fees, 0.00% of the cost of borrowing, (4.71)% of net expense support and 3.57% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$25.87		$25.18		$25.92	$25.44		$25.86
Income from investment operations:
Net investment income(a)	0.74		1.52		1.42	0.20		0.40
Net realized and unrealized gains (losses)	(1.59)		0.56		(0.76)	0.51		(0.45)
Total income from investment operations	(0.85)		2.08		0.66	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.39)		(1.40)	(0.23)		(0.37)
Total distributions	(0.69)		(1.39)		(1.40)	(0.23)		(0.37)
Net asset value, end of period	$24.33		$25.87		$25.18	$25.92		$25.44
Total return, excluding expense support(b)(c)	(3.36)%		8.48%		3.01%	2.74%		1.60%
Total return, including expense support(c)(d)	(3.36)%		8.48%		2.99%	2.82%		(0.14)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$374,241		$345,691		$199,175	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(e)(f)(h)	4.20	%(i)	3.64	%(i)	4.00%	4.31%		4.85%
Expenses, including expense support(e)(f)(g)(h)	4.20	%(i)	3.64	%(i)	4.02%	3.83%		6.59%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	3.01%		2.97%		3.51%	3.66%		3.88%
Expenses, including expense support(f)(g)(h)	3.01%		2.97%		3.54%	4.48%		5.62%
Net investment income(e)(f)	5.90%		5.96%		5.98%	5.39%		12.08%
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 0.02% of incentive fee, 1.19% of the cost of borrowing and 1.26% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.59% of base management fees, 0.67% of the cost of borrowing and 1.38% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.60% of base management fees, 0.48% of the cost of borrowing, 0.02% of net expense support and 1.92% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.65% of the cost of borrowing, (0.47)% of net expense support and 2.10% of other operating expenses. For the period ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.61% of base management fees, 0.89% of the cost of borrowing, 1.74% of net expense support and 2.35% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Class U-2
Per share data:
Net asset value, beginning of period	$25.85		$25.17		$21.79
Income from investment operations:
Net investment income(a)	0.74		1.52		0.76
Net realized and unrealized gains (losses)	(1.59)		0.55		3.62
Total income from investment operations	(0.85)		2.07		4.38
Less distributions declared to shareholders:
From net investment income	(0.69)		(1.39)		(1.00)
Total distributions	(0.69)		(1.39)		(1.00)
Net asset value, end of period	$24.31		$25.85		$25.17
Total return, excluding expense support(b)(c)	(3.36)%		8.44%		19.71%
Total return, including expense support(c)(d)	(3.36)%		8.44%		19.71%
Ratios to average net assets/supplemental data:
Net assets, end of period	$76,909		$56,851		$12,018
Including interest expense:
Expenses, excluding expense support(e)(f)(h)	4.20	%(i)	3.74	%(i)	4.10%
Expenses, including expense support(e)(f)(g)(h)	4.20	%(i)	3.74	%(i)	4.10%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	3.01%		3.00%		3.69%
Expenses, including expense support(f)(g)(h)	3.01%		3.00%		3.69%
Net investment income(e)(f)	5.88%		5.98%		4.48%
Portfolio turnover rate(c)	14.44	%(c)	43.72%		59.77%

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.73% of base management fees, 0.02% of incentive fee, 1.19% of the cost of borrowing and 1.26% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.62% of base management fees, 0.74% of the cost of borrowing and 1.38% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.54% of base management fees, 0.39% of the cost of borrowing, 0.00% of net expense support and 2.17% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2022 (Unaudited)		For the Year Ended December 31, 2021		For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	26.03		25.27		25.92	25.44		25.03
Income from investment operations:
Net investment income(a)	0.77		1.58		1.50	0.25		1.23
Net realized and unrealized gains (losses)	(1.60)		0.57		(0.75)	0.46		0.38
Total income from investment operations	(0.83)		2.15		0.75	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(0.71)		(1.39)		(1.40)	(0.23)		(1.20)
Total distributions	(0.71)		(1.39)		(1.40)	(0.23)		(1.20)
Net asset value, end of period	$24.49		$26.03		$25.27	$25.92		$25.44
Total return, excluding expense support(b)(c)	(3.28)%		8.73%		3.35%	2.82%		7.00%
Total return, including expense support(c)(d)	(3.28)%		8.73%		3.35%	2.82%		6.25%
Ratios to average net assets/supplemental data:
Net assets, end of period	$33,244		$38,688		$39,831	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(e)(f)(h)	4.05	%(i)	3.39	%(i)	3.65%	4.28%		4.73%
Expenses, including expense support(e)(f)(g)(h)	4.05	%(i)	3.39	%(i)	3.65%	4.28%		5.47%
Excluding interest expense:
Expenses, excluding expense support(f)(h)	2.87%		2.75%		3.14%	3.59%		3.65%
Expenses, including expense support(f)(g)(h)	2.87%		2.75%		3.14%	3.59%		4.39%
Net investment income(e)(f)	6.04%		6.17%		6.23%	4.97%		5.14%
Portfolio turnover rate	14.44	%(c)	43.72%		59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 of Notes to Financial Statements.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return excludes expense support provided or recouped by the adviser.

(c)  Not annualized.

(d)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Total Return is not annualized for periods less than one year. Total return includes expense support provided or (recouped) by the adviser.

(e)  Includes organizational and offering costs.

(f)  Annualized, except for certain non-recurring costs.

(g)  Includes expense support provided or recouped by the adviser.

(h)  For the six months ended June 30, 2022, the ratio of operating expenses to average net assets consisted of 1.72% of base management fees, 0.13% of incentive fee, 1.18% of the cost of borrowing and 1.02% of other operating expenses. For the year ended December 31, 2021, the ratio of operating expenses to average net assets consisted of 1.58% of base management fees, 0.06% of incentive fees, 0.64% of the cost of borrowing and 1.11% of other operating expenses. For the year ended December 31, 2020, the ratio of operating expenses to average net assets consisted of 1.54% of base management fees, 0.03% of incentive fees, 0.50% of the cost of borrowing, 0.00% of net expense support and 1.58% of other operating expenses. For the period ended December 31, 2019, the ratio of operating expenses to average net assets consisted of 1.56% of base management fees, 0.68% of the cost of borrowing, 0.00% of net expense support and 2.03% of other operating expenses. For the period ended October 31, 2019, the ratio of operating expenses to average net assets consisted of 1.57% of base management fees, 0.91% of the cost of borrowing, 0.74% of net expense support and 2.24% of other operating expenses.

(i)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares. See Note 7 of the Notes to the Financial Statements.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund's senior securities as of June 30, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table. There were no senior securities outstanding as of October 31, 2018 or October 31, 2017.

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended
Revolving Credit Facility (Wells Fargo Bank, N.A.)
June 30, 2022 (Unaudited)	$405,391	$5,134	—	N/A
December 31, 2021	225,664	6,461	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
Revolving Credit Facility (State Street Bank and Trust Company)
June 30, 2022 (Unaudited)	$258,221	$5,134	—	N/A
December 31, 2021	176,803	6,461	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	144,357	3,847	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2022 (Unaudited)	$420,000	$78.87	$25.00	N/A
December 31, 2021	300,000	93.11	25.00	N/A

*  There were no mandatory redeemable preferred shares outstanding as of December 31, 2020, December 31, 2019 and October 31, 2019.

(a)  Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(b)  The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the Preferred Shares and the credit facilities in accordance with Section 18(h) of the 1940 Act. With respect to the Preferred Shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Shares (based on a per share liquidation preference of $25). With respect to the credit facilities, the asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per Unit".

(c)  The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The "—" in this column indicates that the Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)  Not applicable to senior securities outstanding as of period end.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the "Fund") is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the "Investment Company Act"). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940 (the "Advisers Act") on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation ("Ares Management"), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC ("CION") and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC ("Ares Operations"), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the Board of trustees (the "Board") approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund's financial statements and related notes include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the "Valuation Policy"). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 4 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund's judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation ("CLO") equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund's books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in "net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts" in the consolidated statement of operations.

Mandatory Redeemable Preferred Shares

The Fund carries its mandatory redeemable preferred shares at amortized cost and such shares are included as a liability on the consolidated statement of assets and liabilities. See Note 7 for further details.

Debt and Mandatory Redeemable Preferred Shares Issuance Costs

Debt and mandatory redeemable preferred shares issuance costs are amortized over the life of the relevant senior secured revolving credit facilities and mandatory redeemable preferred shares.

Secured Borrowings

The Fund follows the guidance in ASC Topic 860, Transfers and Servicing, when accounting for participations and other partial loan sales. Certain loan sales do not qualify for sale accounting under ASC 860 because these sales do not meet the definition of a "participating interest," as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest or which are not eligible for sale accounting remain as an investment on the consolidated statement of assets and liabilities as required under GAAP and the proceeds are recorded as a secured borrowing. Secured borrowings are carried at fair value and included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities.

Income Taxes

The Fund has elected to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify as a RIC, the Fund must (among other requirements) meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

For tax purposes, the distributions to holders of mandatory redeemable preferred shares as described in Note 7 are treated as dividends.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the Consolidated Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Distributions to Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments. Furthermore, a portion of the Fund's distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the "Expense Support Agreement"). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund's distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund's distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2023, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund's distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund's distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders' Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W common shares (See Note 5). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

Recent Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2020-04, "Reference Rate Reform (Topic 848)," which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts, hedging relationships, and other transactions that reference London Interbank Offered Rate ("LIBOR") or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848), which expanded the scope of Topic 848 to include derivative instruments impacted by discounting transition. ASU 2020-04 and ASU 2021-04 are effective for all entities as of March 12, 2020 through December 31, 2022. The expedients and exceptions provided by the amendments do not apply to contract modifications and hedging relationships entered into or evaluated after December 31, 2022, except for hedging transactions as of December 31, 2022, that an entity has elected certain optional expedients for and that are retained through the end of the hedging relationship. The Fund is currently evaluating the impact of adopting ASU 2020-04 and 2021-01 on the Fund's consolidated financial statements.

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

and leverages Ares Management's entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares Management's investment professionals.

Pursuant to the investment advisory agreement, dated December 6, 2016 (the "Investment Advisory Agreement") (most recently amended and restated as of May 22, 2020), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund and in consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the "Management Fee") and an incentive fee (the "Incentive Fee"). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the "Investment Sub-Advisory Agreement"), by and between the Adviser and the Fund, the Adviser pays Ares Capital Management II LLC (the "Sub-Adviser") 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund's total assets (including any assets attributable to any preferred shares issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. During the six months ended June 30, 2022, the Fund incurred $18,775 of Management Fees.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class's "pre-incentive fee net investment income" for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class's "average daily net asset value," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus each share class's operating expenses for the quarter and taking into account the Expense Support Agreement. For such purposes, each share class's operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the "Adviser Administration Agreement"), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The "catch-up" provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class's pre-incentive fee net investment income when the share class's pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any calendar quarter. During the six months ended June 30, 2022, all share classes other than Class C incurred a total of $3,648 of Incentive Fees.

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund's (rather than each class's) "pre-incentive fee net investment income" for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. "Adjusted Capital" previously was defined as the cumulative gross proceeds received by the Fund from the sale of the Fund's shares (including pursuant to the Fund's DRIP (as defined below), reduced by amounts paid in connection with purchases of the Fund's shares pursuant to the Fund's share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter.

The Adviser is obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, including expenses associated with office space for their officers and employees, investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2023, reimburse the Fund's operating expenses to the extent that aggregate distributions made to each class' shareholders during the applicable quarter exceed Available Operating Funds (as defined below). Additionally, during the term of the Expense Support Agreement, the Adviser may reimburse the Fund's operating expenses to the extent that it otherwise deems appropriate such that the Fund bears an appropriate level of expenses (each such payment, an "Expense Payment"). "Available Operating Funds" means the sum attributable to the applicable class of (i) the Fund's net investment Fund taxable income (including net short-term capital gains reduced by net long term capital losses); (ii) the Fund's net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on account of investments in portfolio companies (to the extend such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser's agreement to reimburse the Fund's operating expenses, the Fund has agreed to repay the

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an "Adviser Reimbursement") will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund during such fiscal year) during the applicable quarter to exceed the percentage of the Fund's average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the Management Fees, the Incentive Fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2022 and is set to expire on July 31, 2023, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2022, the Adviser did not provide any expense support and the Fund incurred $166 in Adviser Reimbursement.

The table below presents a summary of all expenses supported by the Adviser for each of the following three month periods in which the Fund received expense support from the Adviser and associated dates through which such expenses are eligible for reimbursement from the Fund.

Fund Level Expense Support

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
January 31, 2017	335	335	—	—	68.82	—	January 31, 2020
April 30, 2017	820	820	—	—	54.97	1.39	April 30, 2020
July 31, 2017	738	738	—	—	37.93	1.39	July 31, 2020
Total	1,893	1,893	—	—

Class A

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	193	193	—	—	9.01	1.39	July 31, 2020
October 31, 2017	592	291	301	—	7.68	1.39	October 31, 2020
January 31, 2018	412	111	301	—	5.42	1.39	January 31, 2021
April 30, 2018	307	118	189	—	4.43	1.39	April 30, 2021
July 31, 2018	282	137	145	—	3.86	1.39	July 31, 2021
October 31, 2018	351	66	285	—	3.15	1.39	October 31, 2021
January 31, 2019	113	72	41	—	1.21	1.39	January 31, 2022
April 30, 2019	10	10	—	—	1.29	1.39	April 30, 2022
Total	2,260	998	1,262	—
Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class C

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	99	99	—	—	5.32	1.39	October 31, 2020
January 31, 2018	174	64	110	—	6.07	1.39	January 31, 2021
April 30, 2018	206	2	204	—	4.94	1.39	April 30, 2021
July 31, 2018	264	21	243	—	4.33	1.39	July 31, 2021
October 31, 2018	313	—	313	—	3.66	1.39	October 31, 2021
January 31, 2019	163	—	163	—	1.96	1.39	January 31, 2022
April 30, 2019	84	84	—	—	2.03	1.39	April 30, 2022
Total	1,303	270	1,033	—

Class I

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	172	172	—	—	4.81	1.39	October 31, 2020
January 31, 2018	246	246	—	—	5.03	1.39	January 31, 2021
April 30, 2018	369	369	—	—	3.84	1.39	April 30, 2021
July 31, 2018	521	521	—	—	3.19	1.39	July 31, 2021
October 31, 2018	779	779	—	—	2.45	1.39	October 31, 2021
January 31, 2019	281	281	—	—	0.96	1.39	January 31, 2022
April 30, 2019	—	—	—	—	—	1.39	April 30, 2022
Total	2,368	2,368	—	—

Class L

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
July 31, 2017	—	—	—	—	—	—	July 31, 2020
October 31, 2017	—	—	—	—	—	—	October 31, 2020
January 31, 2018	—	—	—	—	5.49	1.39	January 31, 2021
April 30, 2018	4	4	—	—	3.54	1.39	April 30, 2021
July 31, 2018	9	9	—	—	3.23	1.39	July 31, 2021
October 31, 2018	16	16	—	—	2.62	1.39	October 31, 2021
January 31, 2019	7	7	—	—	1.46	1.39	January 31, 2022
April 30, 2019	2	2	—	—	1.54	1.39	April 30, 2022
Total	38	38	—	—

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class U

Three Months Ended	Expense Support from the Adviser ($)	Recoupment of Expense Support ($)	Expense Support No Longer Eligible for Reimbursement ($)	Unreimbursed Expense Support ($)	Ratio of Other Fund Operating Expenses to Average Net Assets for the Period(a) %	Annualized Distribution Ratios for the Period(b) ($)	Eligible for Reimbursement through
December 31, 2019	27	27	—	—	1.72	1.39	December 31, 2022
Total	27	27	—	—

(a) Other Fund Operating Expenses is defined as, the Fund's total Operating Expenses (as defined below), excluding the management fees and Incentive fees, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with generally accepted accounting principles for investment companies.

(b) The Annualized Distribution Rate per Share equals the projected annualized distribution amount which is calculated based on the average regular cash distributions per share that were declared during record dates in the applicable Expense Support Payment Quarter.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Adviser's office facilities. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund's allocable portion of the Adviser's overhead and other expenses (including travel expenses) incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund's allocable portion of the compensation, rent and other expenses of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs. The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days' written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2022 was $1,003.

Pursuant to an administration agreement between ALPS Fund Services, Inc. ("ALPS") and the Fund, ALPS performs, or administers the performance of, certain of the Fund's required administrative services, which include, among other things, providing assistance in accounting, legal, compliance, and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund's shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund's tax returns and generally coordinates the payment of the Fund's expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2022 was $1,066.

Pursuant to a transfer agent agreement between DST Systems, Inc. ("DST") and the Fund, DST performs transfer agency services for the Fund. DST maintains the shareholder accounting records for the Fund. The Fund pays DST for these services. The total of such expenses incurred for the six months ended June 30, 2022 was $273.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a "Distribution Plan" to pay to ALPS Distributor, Inc. (the "Distributor") a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company Act,

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to Class U Shares. Some or all of such distribution fees may be paid by the Distributor to certain financial intermediaries.

The Fund may be limited in its ability to declare any cash distribution on its capital stock or purchase its capital stock unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. For non-public indebtedness issued by the Fund or its subsidiaries (for example, the State Street Credit Facility and the Wells Credit Facility, both as defined below), the Fund may be able to continue to pay distributions on its capital stock or purchase its capital stock even if the asset coverage ratio on its indebtedness falls below 300%.

(4) Fair Value of Financial Instruments

The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments carried at fair value:

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Senior Loans	—	575,567	2,064,447	2,640,014
Subordinated Loans	—	—	35,244	35,244
Corporate Bonds	—	136,818	36,772	173,590
Collateralized Loan Obligations	—	—	206,228	206,228
Common Stocks	1,410	—	29,934	31,344

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Preferred Stocks	—	—	144,510	144,510
Private Asset-Backed Debt	—	—	44,139	44,139
Warrants	—	—	2,644	2,644
Total Investments	1,410	712,385	2,563,918	3,277,713
Derivative Assets:
Forward Currency Contracts	—	6,876	—	6,876
Purchased Equity Options	1,147	—	—	1,147
	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Credit Default Swaps	—	901	—	901
Derivative Liabilities:
Corporate Bonds Sold Short	—	(269)	—	(269)
Forward Currency Contracts	—	(248)	—	(248)
Written Equity Options	(150)	—	—	(150)
Credit Default Swaps	—	(15)	—	(15)

The following is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2022:

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Common Stocks ($)	Preferred Stocks ($)	Private Asset Backed Debt ($)	Real Estate Debt ($)	Warrants ($)	Total ($)
Balance as of December 31, 2021	1,390,028	15,827	12,890	202,700	24,558	102,455	19,843	3,431	2,821	1,774,553
Purchases	1,029,304	34,570	23,936	53,049	27,048	49,813	27,423	37	—	1,245,180
Sales and principal redemptions	(313,448)	(15,828)	(1)	(21,301)	(24,146)	(5,223)	(2,835)	(3,508)	—	(386,290)
Net realized and unrealized gains (losses)	(51,467)	593	(64)	(28,311)	2,474	(2,535)	(334)	66	(177)	(79,755)
Accrued discounts (premiums)	1,334	82	11	91	—	—	42	(26)	—	1,534
Transfers in to Level 3(a)	16,994	—	—	—	—	—	—	—	—	16,994
Transfers out of Level 3(a)	(8,298)	—	—	—	—	—	—	—	—	(8,298)
Balance as of June 30, 2022	2,064,447	35,244	36,772	206,228	29,934	144,510	44,139	—	2,644	2,563,918
Net change in unrealized gains (losses) from investments held at June 30, 2022	(50,597)	584	(64)	(27,065)	2,668	(2,100)	(537)	—	(178)	(77,289)

(a) Investments were transferred into and out of Level 3 during the six months ended June 30, 2022. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of June 30, 2022.

	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Investment in securities
Senior Loans	1,949,556	Yield Analysis	Market Yield	4.3% - 34.8%	8.9%
Senior Loans	114,891	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	35,244	Yield Analysis	Market Yield	9.9% - 28.0%	10.0%
Corporate Bonds	18,522	Yield Analysis	Market Yield	10.0% - 12.1%	11.0%
Corporate Bonds	18,250	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	206,228	Broker Quotes	N/A	N/A	N/A
Common Stocks	29,934	EV Market Multiple Analysis	EBITDA Multiple	3.7x - 39.5x	12.2x
Preferred Stock	144,510	EV Market Multiple Analysis	EBITDA Multiple	6.2x - 63.4x	17.1x
Private Asset-Backed Debt	44,139	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	1.0% - 44.2% 0.0%- 41.5% 0.0% - 80.0% 48.0% - 96.8%	19.4% 19.4% 14.2% 79.7%
Warrants	2,644	EV Market Multiple Analysis	EBITDA Multiple	7.5x - 18.9x	8.9x
Total Level 3 Investments	2,563,918

(a) Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund's investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following are the carrying and fair values of the Fund's senior secured revolving credit facilities and mandatory redeemable preferred shares as of June 30, 2022.

	Carrying value ($)	Fair value ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Wells Credit Facility(a)	258,221	258,221	—	258,221	—
State Street Credit Facility(a)	405,391	405,391	—	405,391	—
Series A Mandatory Redeemable Preferred Shares	59,461	60,000	—	60,000	—
Series B Mandatory Redeemable Preferred Shares	89,157	90,000	—	90,000	—
Series C Mandatory Redeemable Preferred Shares	148,525	150,000	—	150,000	—
Series D Mandatory Redeemable Preferred Shares	54,323	55,000	—	55,000	—
Series E Mandatory Redeemable Preferred Shares	64,157	65,000	—	65,000	—
	1,079,235	1,083,612	—	1,083,612	—

(a) The Wells Credit Facility and the State Street Credit Facility carrying values are the same as the principal amounts outstanding.

(5) Common Stock

The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. On July 11, 2017, the Fund's registration statement offering Class A, Class C, and Class I shares became effective. On November 2, 2017, the Fund's registration statement offering Class L shares became effective. On November 15, 2018, the Fund's registration statement offering Class U shares became

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

effective and on November 30, 2018 the Fund's registration statement offering Class W shares became effective. On March 31, 2020, the Fund's registration statement offering Class U-2 shares became effective. The maximum sales load imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

Class A	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,408	61,207
Common shares issued	241	6,096
Reinvestment of distributions	17	437
Common shares redeemed	(264)	(6,796)
Common shares outstanding — end of period	2,402	60,944
Class C	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,015	76,979
Common shares issued	201	5,065
Reinvestment of distributions	40	1,011
Common shares redeemed	(113)	(2,894)
Common shares outstanding — end of period	3,143	80,161
Class I	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	51,483	1,311,499
Common shares issued	20,701	531,890
Reinvestment of distributions	432	10,981
Common shares redeemed	(2,397)	(62,179)
Common shares outstanding — end of period	70,219	1,792,191
Class L	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	381	9,687
Common shares issued	33	862
Reinvestment of distributions	9	215
Common shares redeemed	(7)	(185)
Common shares outstanding — end of period	416	10,579
Class U	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	13,359	335,233
Common shares issued	2,229	56,638
Reinvestment of distributions	305	7,717
Common shares redeemed	(516)	(13,310)
Common shares outstanding — end of period	15,377	386,278
Class U-2	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,199	55,613
Common shares issued	938	23,947
Reinvestment of distributions	60	1,504
Common shares redeemed	(33)	(846)
Common shares outstanding — end of period	3,164	80,218
Class W	For the Six Months Ended June 30, 2022
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,486	38,185
Common shares issued	—	—
Reinvestment of distributions	29	734
Common shares redeemed	(158)	(4,068)
Common shares outstanding — end of period	1,357	34,851

Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund's fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the share repurchases completed during the six months ended June 30, 2022:

Three Months Ended	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchased Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
December 31, 2021	January 13, 2022	1,344	$26.03	$34,974	3,787	5.00%	1.77%
March 31, 2022	April 14, 2022	2,145	25.78	55,301	4,477	5.00%	2.40%
Total		3,489		$90,275

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts with respect to senior securities representing indebtedness (such as the senior secured revolving credit facilities), such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the "State Street Credit Facility"), that allows the Fund to borrow up to $400,000 at any one time outstanding. The State Street Credit Facility stated maturity date is July 21, 2023. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain restricted payments and (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1. These covenants are subject to important limitations and exceptions that are described in the documents governing the State Street Credit Facility. Amounts available to borrow under the State Street Credit Facility (and the incurrence of certain other permitted debt) are also subject to compliance with a borrowing base that applies different advance rates to different types of assets in the Fund's portfolio that are pledged as collateral. As of June 30, 2022, the Fund was in compliance with the terms of the State Street Credit Facility. See Note 12 for a subsequent event relating to the State Street Credit Facility.

As of June 30, 2022, there was $258,221 outstanding under the State Street Credit Facility. The interest rate charged on the

State Street Credit Facility is based on an applicable LIBOR rate plus 1.00% (as defined in the agreements governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

For the six months ended June 30, 2022, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the State Street Credit Facility were as follows:

For the Six Months Ended June 30, 2022 ($)
Stated interest expense	1,457
Unused commitment fees	121
Amortization of debt issuance costs	220
Total interest and credit facility fees expense	1,798
Average stated interest rate	1.36%
Average outstanding balance	216,234

Wells Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Credit Financing, LLC (the "Financing Sub"), are party to a revolving funding facility (as amended, the "Wells Credit Facility"), that allows the Financing Sub to borrow up to $850,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are November 16, 2024 and November 16, 2026, respectively.

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub. The Financing Sub is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. These covenants are subject to important limitations and exceptions that are described in the agreements governing the Wells Credit Facility. As of June 30, 2022, the Fund and the Financing Sub were in compliance with the terms of the Wells Credit Facility.

As of June 30, 2022, there was $405,391 outstanding under the Wells Credit Facility. Since May 19, 2022, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR rate plus a credit spread adjustment of 0.10% and an applicable spread of 2.00% (as defined in the agreements governing the Wells Credit Facility). Prior to May 19, 2022, the interest rate charged on the Wells Credit Facility was based on an applicable LIBOR rate plus an applicable spread of 2.00% (as defined in the agreements governing the Wells Credit Facility). The Financing Sub is also required to pay a commitment fee of between 0.50% and 1.25% per annum depending on the size of the unused portion of the Wells Credit Facility.

For the six months ended June 30, 2022, the components of interest and unused commitment fees expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Wells Credit Facility were as follows:

For the Six Months Ended June 30, 2022 ($)
Stated interest expense	2,822
Unused commitment fees	839
Amortization of debt issuance costs	800
Total interest and credit facility fees expense	4,461
Average stated interest rate	2.90%
Average outstanding balance	196,512

(7) Mandatory Redeemable Preferred Shares

The Fund has authorized and issued 2,400 shares of Series A Mandatory Redeemable Preferred Shares (the "Series A MRP Shares") for gross proceeds of $60,000, 3,600 shares of Series B Mandatory Redeemable Preferred Shares (the "Series B MRP Shares") for gross proceeds of $90,000, 6,000 shares of Series C Mandatory Redeemable Preferred Shares (the "Series C MRP Shares") for gross proceeds of $150,000, 2,200 shares of Series D Mandatory Redeemable Preferred

Shares (the "Series D MRP Shares") for gross proceeds of $55,000 and 2,600 shares of Series E Mandatory Redeemable Preferred Shares (the "Series E MRP Shares" and together with the Series A MRP Shares, Series B MRP Shares, Series C MRP Shares and Series D MRP Shares, the "MRP Shares") for gross proceeds of $65,000. Each of the MRP Shares has a liquidation preference of $25.00 per share. The aggregate redemption amount of the MRP Shares is $420,000.

The redemption date for the Series A MRP Shares, Series B MRP Shares, Series C MRP Shares, Series D MRP Shares and Series E MRP Shares are July 30, 2026, September 30, 2026, September 30, 2028, January 6, 2027 and January 6, 2032, respectively.

The Series A MRP Shares and the Series B MRP Shares have a dividend rate of 2.68% per annum, payable quarterly, with a redemption date of five years from issuance. The Series C MRP shares have a dividend rate of 3.07% per annum, payable quarterly, with a redemption date of seven years from issuance. The Series D MRP Shares have a dividend rate of 2.96% per annum, payable quarterly, with a redemption date of five years from issuance. The Series E MRP Shares have a dividend rate of 3.48% per annum, payable quarterly,with a redemption date of ten years from issuance. The weighted average dividend rate for the MRP shares is 2.98% per annum. The MRP Shares are subject to optional and mandatory redemption in certain circumstances. The MRP Shares will be subject to redemption, at the option of the Fund, in whole or in part at any time only for the purposes of decreasing leverage of the Fund. The Fund may be obligated to redeem certain of the MRP Shares if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption. The Fund is subject to certain restrictions relating to the MRP Shares such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividends to common shareholders and could trigger the mandatory redemption of the MRP Shares. Additionally, in accordance with the Investment Company Act, the Fund may not issue additional MRP Shares if immediately after such issuance the Fund will not have an asset coverage of at least 200%. As of June 30, 2022, the Fund was in compliance with the terms applicable to the MRP Shares.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The Fund's MRP Shares activity for the six months ended June 30, 2022 was as follows:

	Series A MRP Shares	Series B MRP Shares	Series C MRP Shares	Series D MRP Shares	Series E MRP Shares
Shares outstanding — beginning of period	2,400	3,600	6,000	—	—
Shares issued	—	—	—	2,200	2,600
Shares repurchased	—	—	—	—	—
Shares outstanding — end of period	2,400	3,600	6,000	2,200	2,600

The Fund's MRP Shares balance as of June 30, 2022 were as follows:

	Series A MRP Shares ($)	Series B MRP Shares ($)	Series C MRP Shares ($)	Series D MRP Shares ($)	Series E MRP Shares ($)	Total ($)
Principal amount	60,000	90,000	150,000	55,000	65,000	420,000
Unamortized issuance cost	(539)	(843)	(1,475)	(677)	(843)	(4,377)
Carrying value	59,461	89,157	148,525	54,323	64,157	415,623

Dividends on the MRP Shares are accrued on a daily basis and included in interest and credit facility fee expense on the consolidated statement of operations and in interest and facility fees payable on the consolidated statement of assets and liabilities. The table below summarizes the components of interest expense, the effective dividend rates and cash paid on the Fund's MRP Shares for the six months ended June 30, 2022:

	Series A MRP Shares ($)	Series B MRP Shares ($)	Series C MRP Shares ($)	Series D MRP Shares ($)	Series E MRP Shares ($)	Total ($)
Stated dividends	800	1,199	2,290	787	1,093	6,169
Amortization of issuance costs	65	98	117	72	43	395
Total interest expense	865	1,297	2,407	859	1,136	6,564
Weighted average stated dividend rate	2.68%	2.68%	3.07%	2.96%	3.48%	2.98%
Cash paid for dividends	804	1,407	2,686	407	566	5,870

(8) Investment Transactions

For the six months ended June 30, 2022, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations and derivatives, were as follows:

For the Six Months Ended June 30, 2022 ($)
Cost of investments purchased	1,497,344
Proceeds from the sale of investments	435,389

(9) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. Purchases of derivative contracts and proceeds from the sale of derivative contracts, as disclosed in the consolidated statement of cash flows, are indicative of the volume of derivative activity during the six months ended June 30, 2022. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the six months ended June 30, 2022, the Fund held the following instruments meeting the definition of a derivative instrument: forward currency contracts, credit default swaps and equity options.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Forward Currency Contracts

The Fund enters into forward currency contracts from time to time to help mitigate the impact that an adverse change in foreign exchange rates would have on the value of the Fund's investments denominated in foreign currencies. As of June 30, 2022, the counterparty to these forward currency contracts was Goldman Sachs.

Forward currency contracts are considered undesignated derivative instruments.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options contracts are included in the "net realized gains or losses on derivative contracts" in the accompanying consolidated statement of operations. Net unrealized gains or losses occurring during the holding period of written options contracts are included in the "net realized gains or losses on derivative contracts" in the accompanying consolidated statement of operations.

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund's derivative contracts are subject to either International Swaps and Derivatives Association Master Agreements, or futures contracts/OTC addenda which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2022, there are no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2022, the termination values of these derivative contracts were approximately equal to their fair values.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Certain information related to the Fund's derivative instruments as of June 30, 2022 is presented below.

	As of June 30, 2022
Derivative Instrument	Notional Amount		Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Forward currency contract		€(1,155)	7/5/2022	$62	$—	Derivatives
Forward currency contract		€(580)	7/5/2022	11	—	Derivatives
Forward currency contract		€1,653	7/5/2022	9	—	Derivatives
Forward currency contract	CAD	(11,065)	7/19/2022	—	(83)	Derivatives
Forward currency contract		£(677)	7/19/2022	—	(5)	Derivatives
Forward currency contract	CAD	(261)	7/19/2022	—	—	Derivatives
Forward currency contract	CAD	(130)	7/19/2022	—	(1)	Derivatives
Forward currency contract		€(75,962)	7/28/2022	1,786	—	Derivatives
Forward currency contract		£(61,832)	7/28/2022	2,580	—	Derivatives
Forward currency contract	SEK	(16,054)	7/28/2022	810	—	Derivatives
Forward currency contract		€(12,389)	7/28/2022	82	—	Derivatives
Forward currency contract		£(9,135)	7/28/2022	74	—	Derivatives
Forward currency contract		£(8,687)	7/28/2022	98	—	Derivatives
Forward currency contract	AUD	(7,967)	7/28/2022	276	—	Derivatives
Forward currency contract		€(6,052)	7/28/2022	41	—	Derivatives
Forward currency contract	DKK	(4,089)	7/28/2022	96	—	Derivatives
Forward currency contract		£(3,906)	7/28/2022	28	—	Derivatives
Forward currency contract		£(3,656)	7/28/2022	157	—	Derivatives
Forward currency contract	PLN	(3,413)	7/28/2022	72	—	Derivatives
Forward currency contract	CAD	(2,855)	7/28/2022	20	—	Derivatives
Forward currency contract	SEK	(1,493)	7/28/2022	233	—	Derivatives
Forward currency contract		€(1,017)	7/28/2022	10	—	Derivatives
Forward currency contract		£(1,009)	7/28/2022	32	—	Derivatives
Forward currency contract	AUD	(750)	7/28/2022	7	—	Derivatives
Forward currency contract		€(542)	7/28/2022	13	—	Derivatives
Forward currency contract	NOK	(489)	7/28/2022	34	—	Derivatives
Forward currency contract		£(275)	7/28/2022	3	—	Derivatives
Forward currency contract	CAD	(250)	7/28/2022	—	(1)	Derivatives
Forward currency contract		€(194)	7/28/2022	5	—	Derivatives
Forward currency contract	SEK	(131)	7/28/2022	2	—	Derivatives
Forward currency contract	SEK	(127)	7/28/2022	—	—	Derivatives
Forward currency contract	NZD	(31)	7/28/2022	—	—	Derivatives
Forward currency contract	NZD	31	7/28/2022	—	—	Derivatives
Forward currency contract	SEK	127	7/28/2022	—	—	Derivatives
Forward currency contract		€10,644	7/28/2022	—	(148)	Derivatives
Forward currency contract	SEK	(1,948)	9/16/2022	280	—	Derivatives
Forward currency contract	SEK	(1,471)	9/16/2022	18	—	Derivatives
Forward currency contract		£(1,326)	9/16/2022	37	—	Derivatives

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	As of June 30, 2022
Derivative Instrument	Notional Amount	Maturity Date	Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Forward currency contract	€(1,630)	10/5/2022	$—	$(10)	Derivatives
SPDR Blackstone Senior Loan ETF	$22,902	8/19/2022	1,142	—	Derivatives
Invesco Senior Loan ETF	$101	8/19/2022	5	—	Derivatives
SPDR Blackstone Senior Loan ETF	$(20,820)	8/19/2022	—	(150)	Derivatives
CDX.NA.HY S35 5Y Tranche 15-25	$3,105	12/20/2025	242	—	Derivatives
CMBX.NA.BBB- S9	$1,030	9/17/2058	174	—	Derivatives
UBER CDS USD SR 5Y	$(1,500)	6/20/2027	31	—	Derivatives
			$8,470	$(398)

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2022 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2022 ($)
Forward currency contract	Net realized gains on derivative contracts	16,256
Written options	Net realized losses on derivative contracts	(243)
Credit default swaps	Net realized gains on derivative contracts	83
Total		16,096

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2022 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2022 ($)
Forward currency contract	Net unrealized gains on derivative contracts	4,485
Purchased options	Net unrealized losses on derivative contracts	(645)
Written options	Net unrealized gains on derivative contracts	1,224
Credit default swaps	Net unrealized losses on derivative contracts	(132)
Total		4,932

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table presents the rights of offset and related arrangements associated with the Fund's derivative instruments as of June 30, 2022:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Assets:
Goldman Sachs:
Forward Foreign Currency Contracts	$6,876	$—	$6,876	$(248)	$—	$6,628
Swap agreements	309	—	309	—	(309)	—
Total	$7,185	$—	$7,185	$(248)	$(309)	$6,628
Liabilities:
Goldman Sachs:
Forward foreign currency contracts	$(248)	$—	$(248)	$248	$—	$—
Total	$(248)	$—	$(248)	$248	$—	$—

(10) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2022, the Fund incurred U.S. federal excise taxes of $111.

As of December 31, 2021, which is the end of the Fund's most recent taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(11) Risk Factors

Senior Loans Risk

Although senior loans ("Senior Loans") are senior and typically secured in a first lien (including "unitranche" loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior

Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a "Borrower"). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan's value.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be "primed" in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act") or the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the antifraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be entitled to additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors' perceptions of the creditworthiness of the Borrower, the Borrower's financial performance, perceptions of the Borrower in the market place, performance of management of the Borrower, the Borrower's capital structure and use of financial leverage and demand for the Borrower's goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments.

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs ("CLO Securities") are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual)

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

tranches do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO's investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO's investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

"Covenant-Lite" Loans Risk

Some of the loans in which the Fund may invest directly or indirectly through its investments in CDOs, CLOs or other types of structured securities may be "covenant-lite" loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund's exposure to losses may be increased, which could result in an adverse impact on the Fund's net income and net asset value.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market's perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund currently intends to utilize leverage, which will magnify the Fund's risks and, in turn, the risks to the common shareholders.

Interest Rate Risk

The market value of Corporate Bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. Accordingly, an increase in market interest rates may cause a decrease in the price of a debt security and, therefore, a decline in the net asset value of the Fund's common shares. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund's common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between LIBOR-based interest rates, SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the net asset value of the Fund's common shares.

LIBOR and Reference Rate Risk

National and international regulators and law enforcement agencies have conducted investigations into a number of rates or indices that are deemed to be "reference rates." Actions by such regulators and law enforcement agencies may result in changes to the manner in which certain reference rates are determined, their discontinuance, or the establishment of alternative reference rates. In particular, on July 27, 2017, the Chief Executive of the U.K. Financial Conduct Authority (the "FCA"), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. On November 30, 2020, ICE Benchmark Administration ("IBA"), the administrator of LIBOR tenors, with the support of the U.S. Federal Reserve and the FCA, announced plans to consult on ceasing publication of USD LIBOR on December 31, 2021 for only the one-week and two-month USD LIBOR, and on June 30, 2023 for all other USD LIBOR tenors. The U.S. Federal Reserve concurrently issued a statement advising banks to stop new USD LIBOR issuances by the end of 2021. On March 5, 2021, the IBA confirmed its intention to cease publication of (i) one-week and two-month USD LIBOR tenors after December 31, 2021 and (ii) remaining USD LIBOR tenors after June 30, 2023.

On the same day, the FCA, as supervisor of IBA, made its announcement on the future cessation and loss of

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

representativeness of the LIBOR benchmarks. However, the FCA, IBA and other regulators also announced that certain sterling and yen LIBOR settings would be calculated on a "synthetic" basis through the end of 2022. The U.S. Federal Reserve, in conjunction with the Alternative Reference Rates Committee, a steering committee comprised of large U.S. financial institutions, is expected to replace U.S. dollar LIBOR with a new index calculated by short-term repurchase agreements, backed by Treasury securities. (the "Secured Overnight Financing Rate," "SOFR"), plus a recommended spread adjustment as LIBOR's replacement. Although there have been certain issuances utilizing SOFR or the Sterling Over Night Index Average (an alternative reference rate that is based on transactions), it is unknown whether SOFR or any other alternative reference rates will attain market acceptance as replacements for LIBOR.

Given the inherent differences between LIBOR and SOFR, or any other alternative reference rates that may be established, the transition from LIBOR may disrupt the overall financial markets and adversely affect the market for LIBOR-based securities, including the Fund's portfolio of LIBOR indexed, floating rate debt securities, or the cost of the Fund's borrowings. In addition, changes or reforms to the determination or supervision of LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR, which could have an adverse impact on the market for LIBOR-based securities, including the value and/or transferability of the LIBOR indexed, floating rate debt securities in the Fund's portfolio, or the cost of the Fund's borrowings.

Additionally, the phase-out or replacement of LIBOR may decrease the demand for floating-rate loans, which could adversely impact our business and financial condition. We may need to renegotiate the credit agreements extending beyond June 30, 2023 with our credit facility lenders and our portfolio companies that utilize LIBOR as a factor in determining the interest rate to replace LIBOR with SOFR or other alternative reference rates, which could require us to incur significant expense and may subject us to disputes or litigation over the appropriateness or comparability to the relevant replacement reference index. The transition from LIBOR to SOFR or other alternative reference rates may also introduce operational risks in our accounting, financial reporting, loan servicing, liability management and other aspects of our business. We are assessing the impact of a transition from LIBOR; however, we cannot reasonably estimate the impact of the transition at this time.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund's investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund's investments are not listed on any national securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be in some level of financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings ("Stressed Issuers") (such investments, "Special Situation Investments") may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund's ability to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates ("Other Accounts"), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund's interests. Furthermore, it is possible that the Fund's interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts' involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund's best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may avoid recommending allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser's then-current allocation policy and any applicable exemptions.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as ("high yield") securities or "junk bonds." Below investment grade instruments are rated "Ba1" or lower by Moody's, "BB+" or lower by S&P or "BB+" or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower's financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objectives will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories ("Caa1" or lower by Moody's, "CCC+" or lower by S&P or "CCC+" or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom (the "UK"). Concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of the sovereign debt of certain countries give rise to concerns about sovereign defaults, the possibility that one or more countries might leave the European Union (the "EU") or the Eurozone and various proposals (still under consideration and unclear in material respects) for support of affected countries and the Euro as a currency. The outcome of any such situation cannot be predicted. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on investments by the Fund in securities of European companies, including but not limited to the availability of credit to support such companies' financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in Euro and wider economic disruption in markets served by those companies, while austerity and other measures that have been introduced in order to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. A number of the Fund's securities may be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in securities of companies in affected countries) could also have material adverse effects on the Fund. The UK ceased to be a member state of the EU on January 31, 2020 commonly referred to as "Brexit," and the transition period provided for in the withdrawal agreement entered by the UK and the EU ended on December 31, 2020. In December 2020, the UK and the EU agreed on a trade and cooperation agreement, which was subsequently ratified by the parties. The trade and cooperation agreement covers the general objectives and framework of the relationship between the UK and the EU. The impact of Brexit on the UK and EU and the broader global economy is unknown but could be significant and could result in increased volatility and illiquidity and potentially lower economic growth. Brexit also may lead to greater volatility in the global currency and financial markets, which could adversely affect the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund's assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund's investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Market Disruption Risk

Disease outbreaks, public health emergencies, the European sovereign debt crisis, instability in the Middle East, Afghanistan and Pakistan, the aftermath of the war in Iraq, terrorist attacks in the U.S. and around the world, the impact of natural disasters, growing social and political discord in the

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

U.S., the European debt crisis, the response of the international community — through economic sanctions and otherwise — to Russia's annexation of the Crimea region of Ukraine and invasion of Ukraine, increasingly strained relations between the United States and a number of foreign countries, including traditional allies, such as certain European countries, and historical adversaries, such as North Korea, Iran, China and Russia, and the international community generally, new and continued political unrest in various countries, such as Venezuela and Spain, and other similar events may result in market volatility, may have long-term adverse effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund does not know how long the financial markets may be affected by these events and cannot predict the effects of these events or similar events in the future on the U.S. and global economies and financial markets. Wars and occupation, terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and global economies and markets generally. These events could have an acute effect on individual issuers or related groups of issuers. These events could also impact interest rates, secondary trading, ratings, credit risk, inflation and other factors relating to an investment in the common shares. The Fund may be adversely affected by abrogation of international agreements and national laws which have created the market instruments in which the Fund may invest, failure of the designated national and international authorities to enforce compliance with the same laws and agreements, failure of local, national and international organization to carry out their duties prescribed to them under the relevant agreements, revisions of these laws and agreements which dilute their effectiveness or conflicting interpretation of provisions of the same laws and agreements.

The novel coronavirus ("COVID-19") pandemic has adversely impacted global commercial activity and contributed to significant volatility in the capital markets. Many states, including those in which the Fund's portfolio companies operate, have issued orders requiring the closure of, or certain restrictions on the operation of certain businesses. Such actions and effects remain ongoing and the ultimate duration and severity of the COVID-19 pandemic, including COVID-19 variants, such as the recent Delta and Omicron variants, remain uncertain. The COVID-19 pandemic and restrictive measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, or the re-introduction of business shutdowns, cancellations of events and restrictions on travel, significant reductions in demand for certain good and services, reductions in business activity and financial transactions, supply chain interruptions, labor shortages, increased inflationary pressure and overall economic and financial market instability both globally and in the United States. While several countries, as well as certain states, counties and cities in the United States, relaxed the public health restrictions throughout 2021 partly as a result of the introduction of vaccines, recurring COVID-19 outbreaks caused by different virus variants continue to lead to the re-introduction of certain restrictions in certain states in the United States and globally. Even after the COVID-19 pandemic subsides, the U.S. economy and most other major global economies may experience a recession, and the Fund and its operations, as well as the business and operations of its portfolio companies, could be materially adversely affected by a prolonged recession in the U.S. and other major markets.

The COVID-19 pandemic has adversely impacted the fair value of certain of the Fund's investments, including those reported as of December 31, 2021, and the values reported may differ materially from the values that the Fund may ultimately realize with respect to its investments. The impact of the COVID-19 pandemic may not yet be fully reflected in the fair value of the Fund's investments as the Fund's valuations, and particularly valuations of private investments and private companies, are inherently uncertain, may fluctuate over short periods of time and are often based on estimates, comparisons and qualitative evaluations of private information that is often from a time period earlier, generally two to three months, than the quarter for which the Fund is reporting. The valuation of the Fund's investments may not show the complete or the continuing impact of the COVID-19 pandemic and the resulting restrictive measures taken in response thereto. As a result, the Fund may continue to see a negative impact to the fair value of its investments.

(12) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements as of and for the six months ended June 30, 2022, except as discussed below:

On August 9, 2022, Paula Pretlow resigned from her role as a Trustee of the Fund. Her decision was not related to any disagreement with management. After considering the recommendation of the Nominating and Governance Committee, the Board elected Elaine Orr as a Trustee to fill the position previously held by Ms. Pretlow. Additionally, on August 9, 2022, the Board, on the recommendation of the Nominating and Governance Committee, appointed Ms. Orr as the Chair of the Audit Committee.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2022 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

In August 2022, the Fund entered into an amendment to the State Street Credit Facility, which, among other things, extended the stated maturity date from July 21, 2023 to August 25, 2024 and amended the interest rate charged from an applicable LIBOR rate plus an applicable spread of 1.00% to an applicable SOFR rate plus a credit spread adjustment of 0.10% plus an applicable spread of 1.00%.

The following common share distributions were declared for Class A, Class C, Class U and Class U-2 shares for July and August 2022:

Record Date: daily
Payable Date: July 31, 2022
Per Share Amount: $0.11827337

Record Date: daily
Payable Date: August 31, 2022
Per Share Amount: $0.11827337

The following common share distributions were declared for Class I, Class L and Class W shares for July and August 2022:

Record Date: daily
Payable Date: July 31, 2022
Per Share Amount: $0.12356910

Record Date: daily
Payable Date: August 31, 2022
Per Share Amount: $0.12356910

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information

June 30, 2022 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by the Fund are available (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, or (2) on the SEC's website at http://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings for the first quarter and the third quarter of each fiscal year on SEC Form N-PORT. The Fund's Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; and (2) on the SEC's website at http://www.sec.gov.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Dividend Reinvestment Plan

The Fund will operate under a dividend reinvestment plan, (the "DRIP") administered by DST Systems, Inc. ("DST"). Pursuant to the plan, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to DST. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the DST 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, DST, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

DST will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. DST will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. DST will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, DST will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the DRIP.

Neither DST nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to DST at CION Ares Diversified Credit Fund c/o DST Systems, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund's shares. In reliance on Rule 415 of the Securities Act of 1933, the Fund intends to offer to sell an unlimited number of common shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities, a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

The Advisers or its affiliates, in the Adviser's discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund's shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries' registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the 1933 Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Investment Adviser

CION Ares Management, LLC
3 Park Avenue, 36th Floor
New York, NY 10016

Administrator

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent and DRIP Administrator

DST Systems, Inc.
333 W 11th Street
Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 S. Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common shares of the Fund, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund's service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's declaration of trust, each Trustee's term of office shall continue until his or her death, resignation or removal.

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Interested Trustees(3)
Mark Gatto 1972	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
Mitch Goldstein 1967	Trustee	2016	Partner of Ares Management Corporation; Co-President, Ares Capital Corporation	1	None
Michael A. Reisner 1970	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Ares Management, LLC
David A. Sachs 1959	Trustee and Chairman of the Board	2016	Partner of Ares Management Corporation	1	Terex Corporation; Ares Dynamic Credit Allocation Fund, Inc

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Independent Trustees
Jeffrey Perlowitz 1956	Trustee	2020	Prior to 2016, Managing Director, Citigroup, Inc.	1	PennyMac Financial Services, Inc.
Paula B. Pretlow 1955	Trustee	2016	Prior to 2012, Senior Vice President, The Capital Group Companies	1	The Kresge Foundation; The Harry & Jeanette Weinberg Foundation; Northwestern University; Ares Dynamic Credit Allocation Fund, Inc.
John Joseph Shaw 1951	Trustee	2016	Independent Consultant; prior to 2012, President, Los Angeles Rams	1	Ares Dynamic Credit Allocation Fund, Inc.
Bruce H. Spector 1942	Trustee	2016	Independent Consultant; from 2007 to 2015, Senior Advisor, Apollo Global Management, LLC (private equity)	1	The Private Bank of California (2007-2013); Ares Dynamic Credit Allocation Fund, Inc.
Mark R. Yosowitz 1968	Trustee	2016	From 2014 to present, President, Mentored; from 2014 to present, Adjunct Professor, Brooklyn Law School; from 2008 to present, Senior Vice President, Corporate Development, ThinkEco Inc.	1	None

(1)  The address of each Trustee is care of the Secretary of the Fund at 3 Park Avenue, 36th Floor, New York, NY 10016.

(2)  The term "Fund Complex" means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)  "Interested person," as defined in the Investment Company Act, of the Fund. Mr. Gatto, Mr. Goldstein, Mr. Reisner and Mr. Sachs are interested persons of the Fund due to their affiliation with the Adviser.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Atherton 1981	Vice President and Assistant Secretary	2018

Mr. Atherton is a Managing Director and Associate General Counsel, Europe in the Ares Legal Department. Prior to joining Ares in 2018, Mr. Atherton was General Counsel, Private Investment Structures at Schroder Adveq.

Joshua Bloomstein 1973	Vice President and Assistant Secretary	2016

Mr. Bloomstein serves as a Partner and General Counsel (Credit) and Deputy General Counsel (Corporate) of Ares Management, where he focuses on credit matters. He is General Counsel, Vice President and Secretary of Ares Capital Corporation ("ARCC") and Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation and of Ares Dynamic Credit Allocation Fund, Inc. ("ARDC"), a NYSE-listed, closed end fund managed by an affiliate of Ares. Mr. Bloomstein joined Ares in 2006.

Michael Dennis 1976	Vice President	2017

Mr. Dennis is a Partner and Co-Head of European Credit, in the Ares Credit Group. Additionally, Mr. Dennis serves as a member of the Executive Management Committee of Ares Management and the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees. Mr. Dennis joined Ares in 2007.

Kevin Early 1971	Vice President	2017	Mr. Early is a Partner, European Chief Financial Officer in the Ares Finance and Accounting Department. Mr. Early joined Ares in 2012.
Anton Feingold 1980	Vice President and Assistant Secretary	2016

Mr. Feingold is a Partner and Associate General Counsel in the Ares Legal Group and Assistant Secretary of Ares Management Corporation. He also serves as General Counsel, Vice President and Secretary of Ares Commercial Real Estate Corporation. Mr. Feingold joined Ares in 2014.

Ian Fitzgerald 1975	General Counsel and Secretary Vice President and Assistant Secretary	2019 2017-2019

Mr. Fitzgerald is a Managing Director and Associate General Counsel (Credit) in the Ares Legal Group, where he focuses on direct lending matters. Additionally, he serves as General Counsel and Secretary of ARDC. He also serves as Vice President and Assistant Secretary of Ivy Hill Asset Management, L.P. ("IHAM") and Vice President and Assistant Secretary of Ivy Hill Asset Management GP, LLC, IHAM's General Partner. Mr. Fitzgerald joined Ares in 2010.

Mark Gatto 1972	Co-President and Co-Chief Executive Officer	2016

Mr. Gatto is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CION Investment Corp. ("CIC"), a business development company focused on middle market loans. Mr. Gatto serves on the investment committee of CIC. In addition, Mr. Gatto is a Director of CION Ares Management, LLC. Mr. Gatto joined CION in 1999.

Mitch Goldstein 1967	Vice President	2016

Mr. Goldstein is a Partner and Co-Head of the Ares Credit Group and a member of the Executive Management Committee of Ares Management. He additionally serves as Co-President of ARCC. He is a member of the Ares Credit Group's U.S. Direct Lending, Pathfinder, Pathfinder Core and Commercial Finance Investment Committees and Ivy Hill Asset Management Investment Committee. Mr. Goldstein joined Ares Management in 2005.

Blair Jacobson 1972	Vice President	2017

Mr. Jacobson is a Partner and Co-Head of European Credit in the Ares Credit Group and a member of the Executive Management Committee of Ares Management and the Ares Diversity, Equity and Inclusion Council. He also serves on the boards of Ares Management Limited and Ares Management UK Limited. Additionally, Mr. Jacobson serves on the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees. He joined Ares in 2012.

Keith Kooper 1975	Vice President and Assistant Secretary	2016

Mr. Kooper is a Partner and General Counsel (Real Estate) in the Ares Legal Group. He also serves as Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. Mr. Kooper joined Ares in 2013.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Scott Lem 1977	Chief Financial Officer Treasurer	2019 2016-2019

Mr. Lem is a Partner and Chief Accounting Officer, Credit (Direct Lending) in the Ares Finance and Accounting Department. Mr. Lem additionally serves as Chief Accounting Officer, Vice President and Treasurer of ARCC. Mr. Lem also serves as Chief Financial Officer of ARDC. He may from time to time serve as an officer, director or principal of entities affiliated with Ares Management or investment funds managed by Ares Management and its affiliates. Mr. Lem joined Ares in 2003.

Greg Margolies 1966	Vice President	2016

Mr. Margolies is a Partner in the Ares Credit Group. Additionally, Mr. Margolies serves as a member of the Ares Credit Group's Alternative Credit Investment Committee, the ARDC Investment Committee and the Ares Private Equity Group's Special Opportunities Investment Committee and is on the Board of Directors of the Ares Charitable Foundation. Mr. Margolies joined Ares in 2009.

Lisa Morgan 1976	Chief Compliance Officer and Anti-Money Laundering Officer	2021	Ms. Morgan is a Managing Director and Head of Regulatory Compliance in the Ares Compliance Department. She also serves as the Chief Compliance Officer of ARCC and ARDC. Ms. Morgan joined Ares in 2017.
Michael Reisner 1970	Co-President and Co-Chief Executive Officer	2016

Mr. Reisner is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CIC, a business development company focused on middle market loans. Mr. Reisner serves on the investment committee of CIC. In addition, Mr. Reisner is a Director of CION Ares Management, LLC. Mr. Reisner joined CION in 2001.

Penni F. Roll 1965	Treasurer Chief Financial Officer	2019 2016-2019

Ms. Roll is a Partner and the Chief Financial Officer of the Ares Credit Group. She also serves as the Chief Financial Officer of ARCC and is Treasurer of ARDC. She is also Chief Financial Officer, Vice President and Treasurer of IHAM and Chief Financial Officer of Ivy Hill Asset Management GP, LLC, IHAM's General Partner, where she also serves on the Board of Managers. She may additionally from time to time serve as an officer, director or principal of entities affiliated with Ares Management or of investment funds managed by Ares Management and its affiliates. Ms. Roll also serves as a member of the Ares Diversity and Inclusion Council. Ms. Roll joined Ares in 2010.

Naseem Sagati Aghili 1981	Vice President and Assistant Secretary	2019

Ms. Sagati Aghili is a Partner, General Counsel and Secretary of Ares Management. She is a Partner in and Head of the Ares Legal Group and additionally serves on the Ares Executive Management Committee, Enterprise Risk Committee and the Ares Diversity, Equity and Inclusion Council. She also serves as Vice President of ARCC, ARDC and Ares Landmark Private Markets Fund. Prior to being named the firm's General Counsel in 2020, Ms. Sagati Aghili served in a variety of roles at Ares Management, including most recently as Co-General Counsel, Deputy General Counsel and General Counsel of Private Equity. Ms. Sagati Aghili joined Ares in 2009.

Greg Schill 1981	Vice President	2016	Mr. Schill is Senior Managing Director of CION Investment Group, LLC. Prior to this, he served as Managing Director since 2012. Mr. Schill joined CION in 2001.

(1)  The address of each officer is care of the Secretary of the Fund at 3 Park Avenue, 36th Floor, New York, NY 10016.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Board of Trustees (the "Board") of CION Ares Diversified Credit Fund (the "Fund"), a majority of whom are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund (the "Independent Trustees"), renewed the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management, LLC (the "Adviser") and the Investment Sub-Advisory Agreement by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund (the "Agreements") at a meeting held on May 12, 2022 (the "Meeting").

The Fund's Board has the responsibility under the 1940 Act to consider the renewal of the Fund's Agreements on an annual basis called for the purpose of voting on such renewal. In addition, the Fund's Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and the Sub-Adviser (together, the "Advisers") and their affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund's investment performance, comparability of fees, total expenses and profitability at any meeting at which renewal of the Agreements is considered, the process of evaluating the Advisers' and the Fund's investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreements, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreements, the Fund's Board reviewed certain information provided to the Board by the Advisers in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Advisers, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Advisers concerning the Fund's and Advisers' operations, compliance programs and risk management. The Board also reviewed a report prepared by the Advisers which included information comparing (1) the Fund's performance with the performance of a group of comparable funds (the "Performance Group") for various periods ended March 31, 2022 and (2) the Fund's total expenses with those of a group of comparable funds (the "Expense Group"), which was identical to the Performance Group, the information for which was derived in part from Bloomberg and fund financial statements available to the Advisers as of the date of their analysis.

In determining whether to renew the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services to be provided by the Advisers — With respect to the nature, extent and quality of services to be provided by the Advisers, the Board reviewed the information regarding the types of services to be provided under the Agreements and information describing the Advisers' organization and business, including the quality of the investment research capabilities of the Advisers and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Advisers involved with the Fund, including the portfolio management team's expertise in managing securities in which the Fund invests, the integrated platforms of the Advisers and their affiliates and the benefits, resources and opportunities of the platforms that the Advisers are able to access. Fund management discussed the size and experience of the Advisers' staff, the experience of their key personnel in providing investment management services, including the members of the Allocation Committee, the systems used by the Advisers' personnel and the ability of the Advisers to attract and retain capable personnel. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were also considered. The Board also noted the reputation and track record of the Advisers' organizations as leading managers of credit assets.

(b) Investment performance of the Fund and the Advisers — With respect to investment performance of the Fund and the Advisers, the Board reviewed statistical information concerning the Fund's investment performance in relation to its stated objective, as well as comparative data with respect to the performance of unaffiliated closed-end funds operating as interval funds that engage in similar investing, underwriting and origination activity provided by the Advisers. Representatives of the Advisers reviewed with the Board the Fund's performance. In connection with its review, the Board discussed the results of the performance comparisons provided by the Advisers.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

In reviewing the Advisers' report, the Board took into consideration that the Advisers identified primarily interval funds that focused on global credit as the peer categories the Advisers believed were most comparable to the Fund given the Fund's flexible mandate and focus on a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments. The Board noted that the Fund's total return performance, on a net asset value basis, had outperformed the average return of the Performance Group in the year-to-date and trailing one-year periods ended March 31, 2022.

Representatives of the Advisers noted that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the Fund and comparable funds, highlighting, in particular, the difficulty in finding an appropriate universe of comparable funds. In discussing the Fund's performance, they noted, among other things, the outperformance may be attributable to its relative value-focused direct origination strategy which yields a defensive investment posture, strong security selection and an overweight allocation to directly originated and floating rate investments.

(c) Cost of the services to be provided and profits to be realized by the Advisers from the relationships with the Fund — The Board considered information about the profitability of the Fund to the Advisers, as well as the costs of services provided by the Advisers to the Fund. The Board received and reviewed information relating to the financial condition of the Advisers and their affiliates. Representatives of the Advisers reviewed the expenses allocated and profit received by the Advisers and their affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit.

The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d) Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that while the -Advisers are not currently experiencing any economies of scale in servicing the Fund there is a possibility that modest economies of scale related to administrative costs could be realized as asset levels increase.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment adviser or other clients — In evaluating the management fees and expenses, the Board considered the Fund's management fees and the Fund's expense ratios in absolute terms and as compared with the fees and expenses of the Expense Group. Based upon the comparative fee information provided, the Board noted that the Fund's advisory fees were generally in line with those of comparable funds in the Expense Group identified by the Advisers. The Board considered that the Agreements provide that the Advisers may earn an incentive fee and, to the extent the fee is earned and paid, would result in a higher rate of total compensation from the Fund to the Advisers than the base-management fee rate stated in the Agreements. In addition, the Board also noted the reputation and track record of the Advisers' organization as leading managers of credit assets.

In discussing the Fund's management fees and expenses, representatives of the Advisers noted, among other things, that the Advisers believe the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund's performance. Representatives of the Advisers also noted that the Fund's investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring.

(f) Benefits derived or to be derived by the Advisers from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Advisers and their affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds and accounts managed by the Advisers engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not invest in securities issued by affiliates of the Advisers, including collateralized loan obligations sponsored by the Advisers. However, the Board recognized that the Advisers might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Advisor and its affiliates.

Semi-Annual Report 2022

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2022 (Unaudited)

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreements, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreements for an additional one-year period ending May 22, 2023.

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Semi-Annual Report 2022

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)	Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Not applicable for this filing.

(a)(2) Not applicable for this filing.

(a)(3) Not applicable for this filing.

(a)(4) Not applicable for this filing.

(b) There have been no changes to the portfolio managers identified in the most recently filed annual report on Form N-CSR (File Nos. 333-212323 and 811-23165) for CION Ares Diversified Credit Fund (the “Fund”).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Chief Executive Officer

Date:	September 2, 2022

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Chief Executive Officer

Date:	September 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer

Date:	September 2, 2022

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer

Date:	September 2, 2022

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer

Date:	September 2, 2022